--------------------------------------------------------------------------------
                           BRINSON RELATIONSHIP FUNDS



                         BRINSON GLOBAL SECURITIES FUND
                            BRINSON U.S. EQUITY FUND
              BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                           BRINSON POST-VENTURE FUND
                          BRINSON NON-U.S. EQUITY FUND
                      BRINSON EMERGING MARKETS EQUITY FUND
               BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                    BRINSON U.S. CASH MANAGEMENT PRIME FUND
                            BRINSON HIGH YIELD FUND
                       BRINSON EMERGING MARKETS DEBT FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 1998


                            [GRAPHIC APPEARS HERE]


                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            Page
Brinson Global Securities Fund............................................    1
   Schedule of Investments................................................    5
   Statement of Assets and Liabilities....................................   25
   Statement of Operations................................................   26
   Statement of Cash Flows................................................   27
   Statements of Changes in Net Assets....................................   28
   Financial Highlights...................................................   29
Brinson U.S. Equity Fund..................................................   30
   Schedule of Investments................................................   33
   Statement of Assets and Liabilities....................................   37
   Statement of Operations................................................   38
   Statements of Changes in Net Assets....................................   39
   Financial Highlights...................................................   40
Brinson U.S. Large Capitalization Value Equity Fund.......................   41
   Schedule of Investments................................................   44
   Statement of Assets and Liabilities....................................   47
   Statement of Operations................................................   48
   Statement of Changes in Net Assets.....................................   49
   Financial Highlights...................................................   50
Brinson Post-Venture Fund.................................................   51
   Schedule of Investments................................................   54
   Statement of Assets and Liabilities....................................   59
   Statement of Operations................................................   60
   Statements of Changes in Net Assets....................................   61
   Financial Highlights...................................................   62
Brinson Non-U.S. Equity Fund..............................................   63
   Schedule of Investments................................................   66
   Statement of Assets and Liabilities....................................   73
   Statement of Operations................................................   74
   Statement of Changes in Net Assets.....................................   75
   Financial Highlights...................................................   76
Brinson Emerging Markets Equity Fund......................................   77
   Schedule of Investments................................................   80
   Statement of Assets and Liabilities....................................   93
   Statement of Operations................................................   94
   Statements of Changes in Net Assets....................................   95
   Financial Highlights...................................................   96

                                                                            Page
Brinson U.S. Short/Intermediate Fixed Income Fund.........................   97
   Schedule of Investments................................................   98
   Statement of Assets and Liabilities....................................  100
   Statement of Operations................................................  101
   Statement of Changes in Net Assets.....................................  102
   Financial Highlights...................................................  103
Brinson U.S. Cash Management Prime Fund
   Schedule of Investments................................................  104
   Statement of Assets and Liabilities....................................  105
   Statement of Operations................................................  106
   Statement of Changes in Net Assets.....................................  107
   Financial Highlights...................................................  108
Brinson High Yield Fund...................................................  109
   Schedule of Investments................................................  112
   Statement of Assets and Liabilities....................................  117
   Statement of Operations................................................  118
   Statements of Changes in Net Assets....................................  119
   Financial Highlights...................................................  120
Brinson Emerging Markets Debt Fund........................................  121
   Schedule of Investments................................................  124
   Statement of Assets and Liabilities....................................  128
   Statement of Operations................................................  129
   Statements of Changes in Net Assets....................................  130
   Financial Highlights...................................................  131
Brinson Relationship Funds--Notes to Financial Statements.................  132
Report of Independent Auditors............................................  138

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

The Brinson Global Securities Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. The Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for the Fund, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in our offices worldwide.

Since its performance inception on April 30, 1995, the Brinson Global Securities Fund has provided an annualized return of 14.60%, compared to the 15.87% return of its benchmark, the GSMI Relationship Fund Index. The Fund performance over this period was achieved with an annualized volatility of 7.75%, well below the benchmark volatility of 9.92%. The Fund's 1998 return of 9.59% fell short of the benchmark return of 16.45%. Security selection in the U.S. equity and bond markets had a negative impact on added value, while security selection in Japanese equities contributed positively. The underweight in developed equity markets and the corresponding bond overweight detracted substantially, as riskier assets, with the exception of the emerging markets tended to perform better during the year.

The bond and equity markets of European nations participating in the new single currency performed well. Yields on the previously high yielding peripheral bond markets fell to historically low levels toward the end of the year. The worst-performing equity markets were generally found in Asia, with emerging markets leading the bond market underperformers. The effects of the crisis in emerging markets spilled over into the developed equity and credit markets in September, although equities had rebounded by year-end. Japan's bond market suffered severely toward year-end, joining its equity market which continued to be adversely affected by the country's economic woes and a strengthening yen.

Because of the renewed yen overvaluation, the Fund remains underweight. Sterling is likewise held at a below-benchmark allocation. Overweight currencies include the Canadian dollar and the Australian dollar. Asset class allocations remain heavily biased toward bonds and underweight developed equities. Valuations and risk considerations do not support normal equity allocations.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------


Total Return

                                                                Annualized
                                     6 Months  1 Year  3 Years   4/30/95*
                                      Ended    Ended    Ended       to
                                     12/31/98 12/31/98 12/31/98  12/31/98
--------------------------------------------------------------------------
Brinson Global Securities Fund         2.81%    9.59%   12.08%    14.60%
--------------------------------------------------------------------------
GSMI Relationship Fund Index**         5.71    16.45    14.42     15.87
--------------------------------------------------------------------------
MSCI World Equity (Free) Index         6.72    24.62    18.06     18.09
--------------------------------------------------------------------------
Salomon World Government Bond Index   12.17    15.29     6.20      6.55
--------------------------------------------------------------------------

*  Performance inception date of the Brinson Global Securities Fund.
** An un-managed index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI World ex U.S.A. (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% Merrill Lynch High Yield Master Index.
   All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund, MSCI World Equity (Free) Index, Salomon World Government Bond Index and the GSMI Relationship Fund Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Securities Fund
vs. GSMI Relationship Fund Index,
MSCI World Equity (Free) Index, and the Salomon
World Government Bond Index

         [LINE GRAPH OF BRINSON GLOBAL SECURITIES FUNDS APPEARS HERE]

               Brinson Global        Global Securities Relationship        MSCI World Equity        Salomon World Government
               Securities Fund                 Fund Index                    (Free) Index                  Bond Index
               ---------------                 ----------                    ------------                  ----------
 4/30/95           100,000                       100,000                         100,000                     100,000
 5/31/95           103,327                       102,509                         100,902                     102,820
 6/30/95           104,439                       104,072                         100,869                     103,427
 7/31/95           106,942                       107,314                         105,919                     103,675
 8/31/95           108,458                       106,938                         103,555                     100,108
 9/30/95           110,483                       109,800                         106,614                     102,341
10/31/95           111,333                       109,109                         104,958                     103,098
11/30/95           114,689                       112,375                         108,616                     104,263
12/31/95           117,181                       114,450                         111,804                     105,358
 1/31/96           119,499                       116,097                         113,894                     104,062
 2/29/96           119,014                       116,839                         114,587                     103,531
 3/31/96           120,123                       117,776                         116,489                     103,386
 4/30/96           121,860                       119,668                         119,226                     102,973
 5/31/96           122,513                       120,972                         119,321                     102,993
 6/30/96           123,345                       120,956                         119,957                     103,807
 7/31/96           121,479                       117,445                         115,718                     105,800
 8/31/96           123,345                       119,475                         117,086                     106,213
 9/30/96           127,331                       123,619                         121,677                     106,648
10/31/96           129,524                       124,854                         122,515                     108,643
11/30/96           134,752                       130,105                         129,422                     110,077
12/31/96           134,788                       128,946                         127,365                     109,185
 1/31/97           136,535                       130,834                         128,926                     106,270
 2/28/97           137,807                       131,449                         130,395                     105,473
 3/31/97           135,713                       128,559                         127,786                     104,671
 4/30/97           137,315                       131,162                         131,978                     103,750
 5/31/97           143,170                       137,793                         140,144                     106,572
 6/30/97           147,309                       142,726                         147,116                     107,840
 7/31/97           152,244                       148,405                         153,906                     106,999
 8/31/97           148,346                       142,965                         143,490                     106,935
 9/30/97           153,248                       149,159                         151,291                     109,213
10/31/97           148,553                       144,349                         143,350                     111,484
11/30/97           148,774                       145,637                         145,857                     109,779
12/31/97           150,556                       147,387                         147,639                     109,449
 1/31/98           152,365                       149,372                         151,781                     110,511
 2/28/98           158,346                       156,602                         162,047                     111,406
 3/31/98           162,163                       161,041                         168,867                     110,303
 4/30/98           162,402                       162,625                         170,519                     112,068
 5/31/98           161,570                       160,331                         168,450                     112,326
 6/30/98           160,484                       162,367                         172,389                     112,494
 7/31/98           160,247                       161,519                         172,129                     112,640
 8/31/98           147,689                       145,178                         149,186                     115,704
 9/30/98           152,719                       150,195                         151,841                     121,860
10/31/98           158,546                       159,158                         165,589                     125,467
11/30/98           162,850                       165,664                         175,451                     123,698
12/31/98           164,989                       171,636                         183,980                     126,184

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1998

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Xerox Corp..................................................        1.81%
 2. FDX Corp....................................................        1.27
 3. Burlington Northern
 Santa Fe Corp..................................................        1.25
 4. Lockheed Martin
 Corp...........................................................        1.14
 5. Philip Morris
 Companies, Inc.................................................        1.04
 6. Baxter International,
 Inc............................................................        0.78
 7. Kimberly-Clark
 Corp...........................................................        0.76
 8. Aetna, Inc..................................................        0.72
 9. Entergy Corp................................................        0.70
10. CIGNA Corp..................................................        0.70
--------------------------------------------------------------------------------

TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1998

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. Novartis AG (Reg.)..........................................        0.46%
 2. Telecom Corp. of New Zealand Ltd. ..........................        0.40
 3. Royal Dutch Petroleum Co. ..................................        0.36
 4. Nestle S.A. (Reg.)..........................................        0.34
 5. Bayer AG....................................................        0.34
 6. Lloyds TSB Group PLC........................................        0.33
 7. Nokia Oyj-A Shares..........................................        0.33
 8. Allianz AG Holding..........................................        0.32
 9. Glaxo Wellcome PLC..........................................        0.30
10. ING Groep NV................................................        0.29
--------------------------------------------------------------------------------

TOP TEN U.S. BOND HOLDINGS

As of December 31, 1998

                                                                      Percent of
                                                                      Net Assets
--------------------------------------------------------------------------------
 1. U.S. Treasury Inflation Index Notes
 3.625%, due 01/15/08.............................................      7.10%
 2. U.S. Treasury Notes and Bonds
 8.000%, due 11/15/21.............................................      2.06
 3. Enron Corp
 5.734%, due 03/30/00.............................................      0.59
 4. U.S. Treasury Notes and Bonds
 5.500%, due 02/29/00.............................................      0.57
 5. Federal National Mortgage Association
 Series 91-64, Class A
 6.00%, due 11/01/28..............................................      0.49
 6. Federal National Mortgage Association
 Series 91-64
 7.500%, due 08/01/09.............................................      0.40
 7. Prudential Home Mortgage Securities
 Series 94-3, Class A10
 6.500%, due 02/25/24.............................................      0.37
 8. Tennessee Valley Authority
 6.375%, due 06/15/05.............................................      0.32
 9. Federal National Mortgage Association
 Series 91-64
 6.820%, due 10/01/07.............................................      0.30
10. World Omni-Automobile Lease
 Securitization Trust, 97-A, class A3,
 6.850%, due 06/25/03.............................................      0.30
--------------------------------------------------------------------------------

TOP TEN NON-U.S. BOND HOLDINGS

As of December 31, 1998

                                                                 Percent of
                                                                 Net Assets
--------------------------------------------------------------------------------
 1. Treuhandanstalt
 6.250%, due 03/04/04...........................................    1.00%
 2. UK Treasury
 9.000%, due 10/13/08...........................................    0.83
 3. Republic of Italy
 8.500%, due 08/01/04...........................................    0.79
 4. Kingdom of Denmark
 8.000%, due 05/15/03...........................................    0.79
 5. Government of Sweden
 6.000%, due 02/09/05...........................................    0.77
 6. Government of Spain
 5.250%, due 01/31/03...........................................    0.72
 7. Government of France
 4.500%, due 07/12/02...........................................    0.71
 8. Government of France
 8.500%, due 12/26/12...........................................    0.66
 9. Government of Australia
 10.000%, due 02/15/06..........................................    0.61
10. Kingdom of Denmark
 7.000%, due 12/15/04...........................................    0.57
--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
-------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998

U.S. EQUITIES
Basic Industries
 Chemicals..............................................................   0.77%
 Housing/Paper..........................................................   2.97
 Metals.................................................................   0.37
                                                                         ------
                                                                           4.11
Capital Investment
 Capital Goods..........................................................   3.10
 Technology.............................................................   4.62
                                                                         ------
                                                                           7.72
Consumer
 Autos/Durables.........................................................   0.81
 Health: Drugs..........................................................   1.33
 Health: Non-Drugs......................................................   1.45
 Non-Durables...........................................................   1.92
 Retail/Apparel.........................................................   1.33
                                                                         ------
                                                                           6.84
Energy..................................................................   0.80
Financial
 Banks..................................................................   2.26
 Non-Banks..............................................................   2.26
                                                                         ------
                                                                           4.52
Services/Misc...........................................................   2.83
Transportation..........................................................   1.75
Utilities
 Electric...............................................................   1.23
Post-Venture............................................................   1.71
                                                                         ------
  Total U.S. Equities...................................................  31.51*
                                                                         ------
NON-U.S. EQUITIES
Airlines................................................................   0.03
Appliances & Household..................................................   0.20
Automobiles.............................................................   0.42
Banking.................................................................   2.13
Beverages & Tobacco.....................................................   0.69
Broadcasting & Publishing...............................................   0.60
Building Materials......................................................   0.25
Business & Public Service...............................................   0.82
Chemicals...............................................................   0.73
Construction............................................................   0.05
Data Processing.........................................................   0.07
Electric Components.....................................................   0.16
Electronics.............................................................   1.15
Energy..................................................................   1.58
Financial Services......................................................   0.44
Food & House Products...................................................   0.66
Forest Products.........................................................   0.27
Health: Non-Drugs.......................................................   1.73
Industrial Components...................................................   0.21
Insurance...............................................................   1.71
Leisure & Tourism.......................................................   0.05
Machinery & Engineering.................................................   0.03
Merchandising...........................................................   0.85
Metals: Steel...........................................................   0.18
Multi-Industry..........................................................   0.41

Non-Ferrous Metals......................................................   0.19%
Real Estate.............................................................   0.05
Recreation..............................................................   0.06
Telecommunications......................................................   1.72
Textiles & Apparel......................................................   0.02
Transportation..........................................................   0.04
Utilities...............................................................   0.68
Wholesale & International Trade.........................................   0.01
                                                                         ------
  Total Non-U.S. Equities...............................................  18.19
                                                                         ------
EMERGING MARKETS EQUITIES...............................................   2.71
                                                                         ------
U.S. BONDS
U.S. Corporate Bonds
 Airlines...............................................................   0.21
 Asset-Backed...........................................................   2.81
 Banks..................................................................   0.06
 Broadcasting...........................................................   0.27
 CMO....................................................................   1.55
 Energy.................................................................   0.32
 Financial..............................................................   1.07
 Technology.............................................................   0.69
 Telecommunications.....................................................   0.21
 Utilities..............................................................   0.01
                                                                         ------
  Total U.S. Corporate Bonds............................................   7.20
                                                                         ------
International Dollar Bonds
 Foreign Banks..........................................................   0.89
 Foreign Energy.........................................................   0.54
 Foreign Financial......................................................   0.37
 Foreign Government.....................................................   0.09
 Foreign Telecommunications.............................................   0.07
 Foreign Utilities......................................................   0.02
                                                                         ------
  Total International Dollar Bonds......................................   1.98
                                                                         ------
U.S. Government Agencies................................................   4.02
U.S. Government Obligations.............................................  10.14
                                                                         ------
  Total U.S. Bonds......................................................  23.34*
                                                                         ------
HIGH YIELD BONDS........................................................   2.69
                                                                         ------
NON-U.S. BONDS
Foreign Financial Bonds.................................................   0.52
Foreign Government Bonds................................................  14.32
                                                                         ------
  Total Non-U.S. Bonds..................................................  14.84
                                                                         ------
EMERGING MARKETS BONDS..................................................   4.87
                                                                         ------
SHORT-TERM INVESTMENTS..................................................  21.57*
                                                                         ------
  TOTAL INVESTMENTS..................................................... 119.72
LIABILITIES, LESS CASH AND OTHER ASSETS................................. (19.72)
                                                                         ------
  NET ASSETS............................................................ 100.00%
                                                                         ======

* The Fund held a short position in stock index futures which reduced the U.S. Equity exposure from 31.51% to 22.75%. The Fund also held a long position in U.S. Treasury futures which increased the U.S. Bond exposure from 23.34% to 31.47%. These adjustments resulted in a net increase to the Funds exposure to Short-Term Investments from 21.57% to 22.20%.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  Equities - 52.41%
  U.S. Equities - 31.51%
  Advanced Micro Devices, Inc. (b)..............         238,000 $    6,887,125
  Aetna, Inc....................................         153,400     12,061,075
  Allergan, Inc. ...............................          59,300      3,839,675
  Alza Corp. (b)................................         125,100      6,536,475
  American Standard Companies, Inc. (b).........         126,800      4,556,875
  Aon Corp......................................         211,100     11,689,662
  Automatic Data Processing, Inc. ..............          96,600      7,746,112
  BankBoston Corp...............................          68,100      2,651,644
  Baxter International, Inc. ...................         204,400     13,145,475
  Beckman Coulter Inc. .........................          54,200      2,940,350
  Bestfoods.....................................          52,000      2,769,000
  Biogen, Inc. (b)..............................          28,200      2,340,600
  Birmingham Steel Corp.........................          32,000        134,000
  Brinson Post-Venture Fund (b).................       1,520,343     28,787,545
  Burlington Northern Santa Fe Corp. ...........         626,300     21,137,625
  Champion Enterprises, Inc. (b)................          41,700      1,141,537
  Champion International Corp...................          62,400      2,527,200
  Chase Manhattan Corp..........................         108,400      7,377,975
  CIGNA Corp....................................         151,900     11,743,769
  Circuit City Stores-Circuit City Group........         169,500      8,464,406
  CMS Energy Corp...............................         161,500      7,822,656
  Comerica, Inc.................................          51,600      3,518,475
  CommScope, Inc. (b)...........................          88,199      1,482,846
  Comverse Technology, Inc. (b).................          57,180      4,059,780
  Consolidated Stores Corp. (b).................         165,000      3,330,938
  Corning, Inc..................................         245,300     11,038,500
  Covance, Inc. (b).............................          63,050      1,836,331
  Crown Cork & Seal Co., Inc. ..................          59,500      1,833,344
  Cummins Engine Co., Inc.......................          15,800        560,900
  Dial Corp. ...................................          64,700      1,868,212
  Eastman Chemical Co. .........................          68,900      3,083,275
  Electronic Data Systems Corp. ................         223,200     11,215,800
  EMC Corp. (b).................................          73,900      6,281,500
  Entergy Corp. ................................         377,900     11,762,138
  FDX Corp. (b).................................         239,800     21,342,200
  First American Corp. of Tennessee.............          32,700      1,451,062
  First Data Corp...............................         302,470      9,584,518
  First Security Corp. .........................          62,050      1,450,419
  Fleet Financial Group, Inc. ..................         160,400      7,167,875
  Fleetwood Enterprises, Inc. ..................          30,600      1,063,350
  Food Lion Inc., Class A.......................         284,800      3,026,000
  Fort James Corp. .............................         215,000      8,600,000
  General Instrument Corp. (b)..................         285,300      9,682,369
  General Semiconductor, Inc. (b)...............          44,175        361,683

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  U.S. Equities - (continued)
  Genzyme Corp. (b).............................          50,500 $    2,512,375
  Genzyme-Molecular Oncology (b)................           3,400         11,049
  Geon Co. .....................................          34,500        793,500
  Goodyear Tire & Rubber Co. ...................         154,900      7,812,769
  Great Lakes Chemical Corp. ...................          40,000      1,600,000
  GreenPoint Financial Corp. ...................          71,600      2,514,950
  Harnischfeger Industries, Inc. ...............          85,700        873,069
  HCR Manor Care, Inc. (b)......................          65,000      1,909,375
  Hibernia Corp., Class A.......................          69,400      1,205,825
  Household International, Inc. ................         126,500      5,012,562
  IMC Global Inc. ..............................         194,700      4,161,712
  Johnson Controls, Inc. .......................          59,100      3,486,900
  Kimberly-Clark Corp. .........................         234,400     12,774,800
  Lafarge Corp. ................................          58,000      2,349,000
  Lear Corp. (b)................................         150,000      5,775,000
  Lockheed Martin Corp. ........................         226,140     19,165,365
  Lyondell Petrochemical Co. ...................         179,900      3,238,200
  Martin Marietta Materials, Inc. ..............          36,663      2,279,980
  Masco Corp. ..................................         291,700      8,386,375
  Nabisco Holdings Corp., Class A...............         127,500      5,291,250
  National Service Industries, Inc. ............          42,100      1,599,800
  Nextel Communications, Inc., Class A (b)......         174,900      4,132,013
  Norfolk Southern Corp. .......................         264,800      8,390,850
  Peco Energy Co. ..............................         215,500      8,970,188
  Pentair, Inc. ................................          66,100      2,631,606
  Philip Morris Companies, Inc. ................         327,400     17,515,900
  Praxair, Inc. ................................         115,900      4,085,475
  Raytheon Co., Class B.........................         212,600     11,320,950
  Regions Financial Corp. ......................          32,100      1,294,031
  Schering Plough Corp. ........................         117,000      6,464,250
  Sears, Roebuck and Co. .......................         179,700      7,637,250
  Southdown, Inc. ..............................          71,960      4,259,132
  St. Jude Medical, Inc. (b)....................         117,700      3,258,819
  Timken Co. ...................................          22,100        417,137
  TRW, Inc. ....................................          33,900      1,904,756
  Tyson Foods, Inc., Class A....................         232,800      4,947,000
  Ultramar Diamond Shamrock Corp. ..............         128,890      3,125,582
  Unocal Corp. .................................          85,400      2,492,612
  US Bancorp....................................         160,552      5,699,596
  USG Corp. ....................................          28,900      1,472,094
  Vencor, Inc. (b)..............................         124,200        558,900
  Ventas, Inc. .................................         130,100      1,585,594
  Viad Corp. ...................................         123,100      3,739,163
  Wells Fargo Co. ..............................         158,100      6,314,119
  Witco Corp. ..................................          13,900        221,531

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  U.S. Equities - (continued)
  Xerox Corp....................................         258,400  $  30,491,200
  YORK International Corp. .....................          76,400      3,118,075
                                                                 --------------
  Total U.S. Equities...........................                    530,703,975
                                                                 --------------
  Non-U.S. Equities - 18.19%
  Australia - 0.96%
  Amcor Ltd. ...................................          69,480        297,182
  Brambles Industries Ltd. .....................          48,130      1,173,535
  Broken Hill Proprietary Co., Ltd. ............         191,719      1,413,438
  CSR Ltd. .....................................         220,730        540,228
  David Jones Ltd. .............................         349,870        386,298
  Lend Lease Corp., Ltd. .......................          60,340        814,275
  National Australia Bank Ltd. .................         147,140      2,220,286
  News Corp. Ltd. ..............................         209,900      1,387,952
  News Corp. Ltd., Preferred....................          86,274        525,500
  Orica Ltd. ...................................          59,050        307,518
  Pacific Dunlop Ltd. ..........................         211,935        343,202
  Qantas Airways Ltd. ..........................         268,017        547,457
  QBE Insurance Group Ltd.......................         142,263        589,032
  Rio Tinto Ltd. ...............................          44,709        530,800
  Santos Ltd. ..................................         168,880        453,728
  Telstra Corp., Ltd. (b).......................         488,600      2,286,763
  Westpac Banking Corp., Ltd. ..................         255,760      1,713,162
  WMC Ltd. .....................................         144,375        435,713
  Woolworth's Ltd. .............................          78,440        267,327
                                                                 --------------
                                                                     16,233,396
                                                                 --------------
  Belgium - 0.58%
  Delhaize-Le Lion S.A..........................           1,260        111,499
  Electrabel S.A................................           8,280      3,639,423
  Fortis AG.....................................             741             43
  Fortis AG Strip...............................          12,231      4,432,580
  KBC Bancassurance Holding.....................          19,650      1,555,810
  KBC Bancassurance Holding Strip (b)...........             680             40
                                                                 --------------
                                                                      9,739,395
                                                                 --------------
  Canada - 0.43%
  Agrium, Inc. .................................          28,760        252,773
  Alcan Aluminum Ltd. ..........................          18,630        503,350
  Bank of Montreal..............................          11,635        467,369
  Canadian National Railway Co. ................          11,540        599,163
  Canadian Pacific Ltd. ........................          34,748        649,263
  Extendicare, Inc., Class A (b)................          26,440        149,758
  Hudson's Bay Co. .............................          24,590        309,776
  Imasco, Ltd. .................................          18,810        400,447
  Imperial Oil Ltd. ............................          33,415        534,074

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  Canada - (continued)
  Magna International, Inc., Class A............           4,640  $     288,188
  Newbridge Networks Corp. (b)..................          11,440        347,073
  NOVA Corp. ...................................          18,993        247,305
  Potash Corporation of Saskatchewan, Inc.......           4,540        291,139
  Royal Bank of Canada..........................          13,475        671,557
  Seagram Co., Ltd. ............................           6,615        250,862
  Shaw Communications, Inc., Class B............          25,520        616,401
  TransCanada Pipelines Ltd. ...................          31,295        457,404
  Westcoast Energy, Inc. .......................          10,350        205,518
                                                                 --------------
                                                                      7,241,420
                                                                 --------------
  Denmark - 0.11%
  Den Danske Bank Group.........................           1,170        157,177
  Tele Danmark A/S..............................          12,910      1,742,429
                                                                 --------------
                                                                      1,899,606
                                                                 --------------
  Finland - 0.51%
  Merita Ltd., Class A..........................         217,370      1,382,335
  Nokia Oyj-A Shares............................          45,220      5,537,070
  UPM-Kymmene Corp..............................          62,430      1,750,812
                                                                 --------------
                                                                      8,670,217
                                                                 --------------
  France - 1.99%
  Air Liquide...................................          11,366      2,085,477
  Alcatel Alsthom...............................          16,492      2,019,356
  Axa...........................................          15,014      2,177,033
  Axa Certificate de Valeur Garante (b).........             300            142
  Banque Nationale de Paris.....................          19,986      1,646,478
  Cie de Saint Gobain...........................           7,872      1,111,848
  Dexia France..................................           7,771      1,197,743
  Elf Aquitaine S.A. ...........................          11,008      1,272,988
  France Telecom S.A. ..........................          21,600      1,716,802
  Groupe Danone.................................           4,390      1,257,384
  Lagardere S.C.A...............................          49,710      2,113,445
  Michelin, Class B.............................          20,848        834,114
  Paribas.......................................          11,019        958,062
  Pinault-Printemps-Redoute S.A.................           5,380      1,028,578
  Rhone-Poulenc, Class A........................          31,298      1,611,347
  SEITA.........................................          41,920      2,626,472
  Societe Generale..............................           8,419      1,363,932
  Suez Lyonnaise des Eaux S.A. .................          11,638      2,391,684
  Thomson CSF...................................          36,730      1,578,032
  Total S.A., Class B...........................          15,581      1,578,684
  Vivendi.......................................          11,210      2,909,760
                                                                 --------------
                                                                     33,479,361
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  Germany - 2.21%
  Allianz AG (b)................................             255  $      94,921
  Allianz AG Holding............................          14,051      5,230,319
  Bayer AG......................................         134,680      5,656,140
  DaimlerChrysler AG (b)........................          39,997      3,974,246
  Deutsche Bank AG..............................          26,440      1,560,112
  Deutsche Telekom AG...........................          75,290      2,474,860
  Dresdner Bank AG..............................          35,080      1,470,091
  Hoechst AG....................................          41,060      1,698,507
  Mannesmann AG.................................          30,190      3,493,709
  SAP AG........................................           2,930      1,266,571
  Siemens AG....................................          64,070      4,212,095
  Veba AG.......................................          75,730      4,487,603
  Volkswagen AG.................................          19,090      1,544,988
                                                                 --------------
                                                                     37,164,162
                                                                 --------------
  Italy - 0.85%
  Assicurazioni Generali........................          71,826      3,005,560
  Danieli & Co. Savings (Risp)..................          51,800        206,705
  ENI Spa ADR...................................          13,730        930,208
  ENI Spa.......................................         481,000      3,150,384
  La Rinascente Spa.............................         184,760      1,904,249
  Montedison Spa................................       1,137,856      1,514,665
  San Paolo-Imi Spa (b).........................          88,085      1,559,838
  Telecom Italia Mobile Spa.....................         266,100      1,968,790
                                                                 --------------
                                                                     14,240,399
                                                                 --------------
  Japan - 1.36%
  Acom Co., Ltd.................................           2,500        160,904
  Amada Co., Ltd. ..............................          50,000        242,465
  Bridgestone Corp..............................           8,000        181,915
  Canon, Inc. ..................................          40,000        856,383
  Citizen Watch Co., Ltd. ......................          46,000        277,305
  Dai Nippon Printing Co., Ltd. ................          45,000        718,883
  Daiichi Pharmaceutical Co., Ltd. .............          41,000        693,874
  Daikin Industries Ltd.........................          51,000        506,383
  Daiwa House Industry Co., Ltd. ...............          25,000        266,622
  Fanuc.........................................          19,500        669,016
  Fuji Photo Film...............................           6,000        223,404
  Fujitsu.......................................          30,000        400,266
  Honda Motor Co. ..............................          20,000        657,801
  Hoya Corp. ...................................          10,000        487,589
  Ito Yokado Co., Ltd. .........................          19,000      1,330,674
  Kaneka Corp. .................................          49,000        367,934
  Kao Corp. ....................................          13,000        293,883
  Kirin Brewery Co., Ltd. ......................          53,000        676,596
  Kokuyo........................................          16,000        215,745
  Kuraray Co., Ltd. ............................          60,000        663,298

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  Japan - (continued)
  Marui Co., Ltd................................          26,000  $     501,330
  Matsushita Electric Industrial Co.............          59,000      1,045,576
  NGK Insulators................................          80,000      1,033,333
  Nintendo Corp., Ltd. .........................           4,400        427,128
  Nippon Denso Co., Ltd. .......................          41,000        759,663
  Nippon Meat Packers, Inc. ....................          31,000        500,177
  Omron Corp....................................          14,000        192,128
  Sankyo Co., Ltd...............................          36,000        788,298
  Secom Co., Ltd. ..............................          10,000        829,787
  Sega Enterprises Ltd. ........................           6,000        133,245
  Sekisui House Ltd. ...........................          45,000        476,729
  Shin-Etsu Chemical Co., Ltd. .................           4,000         96,454
  Sony Corp. ...................................          10,400        758,794
  Sumitomo Chemical Co. ........................          57,000        222,340
  Sumitomo Electric Industries..................          40,000        450,709
  Takeda Chemical Industries....................          30,000      1,156,915
  TDK Corp. ....................................           8,000        732,624
  Tokio Marine & Fire Insurance Co. ............          44,000        526,596
  Toray Industries, Inc.........................         125,000        653,812
  Toshiba Corp. ................................         116,000        692,092
  Toyota Motor Corp. ...........................          35,000        952,571
  Yamato Transport Co., Ltd.....................           7,000         98,050
                                                                 --------------
                                                                     22,919,291
                                                                 --------------
  Malaysia - 0.00%
  Malayan Banking Bhd...........................          12,400         17,584
  Nestle (Malaysia) Bhd.........................           9,000         25,193
                                                                 --------------
                                                                         42,777
                                                                 --------------
  Netherlands - 1.41%
  ABN AMRO Holdings NV..........................          68,506      1,441,886
  Elsevier NV...................................         135,630      1,900,713
  Heineken NV...................................          46,485      2,798,958
  ING Groep NV..................................          80,386      4,904,458
  Koninklijke KPN NV............................          86,259      4,320,534
  Royal Dutch Petroleum Co......................         122,010      6,078,721
  Unilever NV...................................          27,230      2,328,777
                                                                 --------------
                                                                     23,774,047
                                                                 --------------
  New Zealand - 0.68%
  Auckland International Airport Ltd. (b).......         342,650        479,709
  Brierley Investments Ltd......................       2,009,430        456,481
  Carter Holt Harvey Ltd. ......................       1,184,760      1,064,047
  Fletcher Challenge Building...................         287,415        444,896
  Fletcher Challenge Energy.....................         404,085        768,523
  Fletcher Challenge Paper......................         727,070        487,822
  Lion Nathan Ltd. .............................         398,680      1,017,309

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                    Shares          Value
                                                --------------- --------------

  New Zealand - (continued)
  Telecom Corp. of New Zealand Ltd. ...........       1,437,990  $   6,267,456
  Telecom Corp. of New Zealand Ltd. ADR........          11,850        422,897
                                                                --------------
                                                                    11,409,140
                                                                --------------
  Norway - 0.06%
  Norsk Hydro ASA..............................          14,210        479,324
  Norske Skogindustrier ASA....................          19,650        572,555
                                                                --------------
                                                                     1,051,879
                                                                --------------
  Singapore - 0.23%
  Singapore Press Holdings, Ltd. ..............         215,472      2,337,545
  United Overseas Bank Ltd. (Foreign)..........         240,640      1,545,930
                                                                --------------
                                                                     3,883,475
                                                                --------------
  Spain - 0.34%
  Banco Popular Espanol S.A....................          22,723      1,715,904
  Endesa S.A...................................         107,748      2,859,175
  Telefonica S.A. .............................          26,384      1,174,934
  Telefonica S.A., Rights (expiring 1/30/99)
   (b).........................................             528            469
                                                                --------------
                                                                     5,750,482
                                                                --------------
  Sweden - 0.76%
  Astra AB, A Shares...........................          91,470      1,867,587
  Electrolux AB, B Shares......................         123,160      2,119,571
  Investor AB..................................          31,620      1,427,733
  Nordbanken Holding AB........................         162,730      1,043,939
  Skandia Forsakrings AB.......................         147,100      2,250,290
  Svenska Handelsbanken, A Shares..............          13,790        581,828
  Swedish Match AB.............................         429,960      1,564,783
  Telefonaktiebolaget LM Ericsson, B Shares....          82,840      1,972,430
                                                                --------------
                                                                    12,828,161
                                                                --------------
  Switzerland - 1.44%
  CS Holdings AG (Reg.)........................           1,197        187,372
  Julius Baer Holding AG.......................             293        973,822
  Nestle S.A. (Reg.)...........................           2,655      5,779,723
  Novartis AG (Reg.)...........................           3,909      7,684,237
  Roche Holding AG (Gen.)......................             361      4,405,067
  Swiss Reinsurance Co. (Reg.).................             934      2,435,132
  Swisscom AG (Reg.) (b).......................           6,581      2,755,060
                                                                --------------
                                                                    24,220,413
                                                                --------------
  United Kingdom - 4.27%
  Allied Zurich AG (b).........................         142,040      2,118,677
  Barclays PLC.................................         106,450      2,295,380
  Billiton PLC.................................          89,770        178,112
  BOC Group PLC................................         125,150      1,789,701
  Booker PLC...................................         193,960        201,695

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                        Shares          Value
                                                    --------------- --------------

  United Kingdom - (continued)
  Boots Company PLC................................         122,770  $   2,090,663
  British American Tobacco PLC.....................         107,250        943,075
  British Petroleum Co. PLC........................         276,760      4,132,774
  British Steel PLC................................       1,068,050      1,581,559
  Cable & Wireless PLC.............................          75,000        922,167
  Charter PLC......................................         201,261      1,105,039
  Coats Viyella PLC................................         678,130        304,636
  Diageo PLC.......................................         152,368      1,734,018
  Fairview Holdings PLC (b)........................          98,788        146,284
  FKI PLC..........................................         771,347      1,719,723
  Garban PLC (b)...................................          10,211         38,905
  General Electric Co. PLC.........................         304,840      2,751,538
  Glaxo Wellcome PLC...............................         145,440      5,004,241
  Greenalls Group PLC..............................         144,380        769,908
  Hanson PLC.......................................         264,242      2,098,223
  Hillsdown Holdings PLC...........................         233,675        291,593
  House of Fraser PLC..............................         340,920        300,630
  Lloyds TSB Group PLC.............................         394,310      5,609,288
  Marks & Spencer PLC..............................         445,740      3,057,357
  Mirror Group PLC.................................         428,510      1,071,222
  National Westminster Bank PLC....................          91,870      1,771,581
  Nycomed Amersham PLC.............................         176,740      1,217,416
  Peninsular & Oriental Steam Navigation Co........          82,967        980,784
  Prudential Corp. PLC.............................         267,460      4,038,400
  Reed International PLC...........................         169,990      1,329,306
  Rio Tinto Ltd. ..................................         134,310      1,562,030
  RJB Mining PLC...................................         286,110        371,306
  Royal & Sun Alliance Insurance Group PLC.........         112,409        917,836
  Sainsbury (J.) PLC...............................          82,700        662,874
  Scottish Hydro-Electric PLC......................         257,420      2,899,578
  Sedgwick Group PLC...............................         249,740        926,610
  SmithKline Beecham PLC...........................         223,390      3,122,100
  Smurfit (Jefferson) Group PLC....................         207,264        372,436
  Tate & Lyle PLC..................................          86,720        477,585
  Terranova Foods PLC (b)..........................          98,788        180,800
  Tesco PLC........................................         807,810      2,301,673
  Thames Water PLC.................................          99,410      1,902,093
  Thames Water PLC, Class B (b).......................       84,530        106,185
  United News & Media PLC..........................         107,510        942,678
  Vodafone Group PLC...............................          69,243      1,124,423
  Williams PLC.....................................         135,536        769,540
  Yorkshire Water PLC..............................         189,920      1,737,950
                                                                    --------------
                                                                        71,971,592
                                                                    --------------
  Total Non-U.S. Equities..........................                    306,519,213
                                                                    --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  Emerging Markets Equities - 2.71%
  Brinson Emerging Markets Equity Fund (b).....        6,519,534  $  45,645,216
                                                                 --------------
  Total Equities (Cost $783,237,755)...........                     882,868,404
                                                                 --------------
                                                      Face
                                                     Amount
                                                 ---------------

  Bonds - 45.74%
  U.S. Bonds - 23.34%
  U.S. Corporate Bonds - 7.20%
  Aid-Israel, Series 10-Z, 0.000%, due
   02/15/03....................................  $       490,000        401,814
  Aid-Israel, Series 10-Z, 0.000%, due
   08/15/19....................................        1,105,000        337,300
  Asset Securitization Corp., 96-D3, Class A1B,
   7.210%,
   due 10/13/26................................        4,350,000      4,655,196
  Capital One Bank,
   6.830%, due 05/17/99........................          655,000        656,953
  Cendant Corp., 7.750%, due 12/01/03..........        2,500,000      2,554,958
  Chase Manhattan Auto Owner Trust 96-C, Class
   A4, 6.150%, due 03/15/02....................        1,895,000      1,920,317
  Chemical Master Credit Card Trust, 95-Z,
   Class A, 6.230%, due 06/15/03...............        4,290,000      4,362,158
  Chesapeake & Potomac Telephone of Maryland,
   8.000%, due 10/15/29........................           20,000         25,001
  Citicorp Mortgage Securities, Inc., 94-9
   Class A8, 5.750%, due 06/25/09..............        4,844,866      4,769,577
  Citicorp, Series F, 6.200%, due 11/10/00.....          145,000        147,343
  Citicorp, Series F, 6.375%, due 11/15/08.....        2,500,000      2,593,500
  CMC Securities Corp., 97-NAM3, Class FXA5,
   7.250%, due 10/25/27........................          371,289        381,118
  Computer Associates International, Inc.,
   Series B, 6.250%, due 04/15/03..............        2,295,000      2,286,297
  Continental Airlines, Inc., 97-4A, 6.900%,
   due 01/02/18................................        3,355,000      3,410,089
  Continental Airlines, Inc., 98-1B, 6.748%,
   due 09/15/18................................           45,000         45,053
  Countrywide Funding Corp., FRN, 5.420%, due
   12/01/03....................................        3,000,000      2,895,000
  Countrywide Funding Corp., 93-12, Class A5,
   6.000%,
   due 02/25/24................................          280,000        278,698
  Donaldson Lufkin & Jenrette FRN, 6.700%, due
   06/30/00....................................        4,765,000      4,813,713
  Enron Corp., FRN, 5.734%, due 03/30/00.......       10,000,000     10,000,000
  Enron Corp., 6.750%, due 08/01/09............        2,250,000      2,320,634
  Enron Corp., 6.750%, due 09/01/04............           25,000         25,718
  First Bank Corporate Card Master Trust 97-1,
   Class A, 6.400%, due 02/15/03...............          745,000        765,562
  Gatx Capital Corp, 6.500%, due 11/01/00......        2,500,000      2,516,039
  GMAC, 9.625%, due 12/15/01...................           90,000        100,108
  Kern River Funding Corp. 144A Series B,
   6.720%,
   due 09/30/01................................          275,000        280,933
  Lehman Brothers, Inc., 7.250%, due 04/15/03..          490,000        504,729
  MBNA Global Capital Securities FRN, 6.019%,
   due 02/01/27................................          290,000        266,876

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  U.S. Corporate Bonds  - (continued)
  Merck & Co., 5.950%, due 12/01/28............   $    2,500,000  $   2,508,735
  National Rural Utilities Cooperative Finance
   Corp., 6.550%, due 11/01/18.................        2,500,000      2,596,040
  News America Holdings, 7.750%, due 12/01/45..        1,335,000      1,417,843
  Norwest Asset Securities Corp., 96-2, Class
   A9, 7.000%, due 09/25/11....................           85,000         86,807
  Norwest Asset Securities Corp., 98-25, Class
   A5, 6.000%, due 12/25/28....................        1,000,000        982,760
  PanAmSat Corp., 6.000%, due 01/15/03.........           50,000         49,607
  Prudential Home Mortgage Securities, 94-3,
   Class A10, 6.500%, due 02/25/24.............        6,240,000      6,222,965
  Prudential Home Mortgage Securities, 93-43,
   Class A9, 6.750%, due 10/25/23..............        3,051,322      3,073,352
  Residential Asset Securitization Trust, 97-
   A11, Class A2, 7.000%, due 01/25/28.........        2,013,815      2,021,186
  Residential Asset Securitization Trust, 97-
   A10, Class A1, 7.250%, due 12/25/27.........        4,103,836      4,140,484
  Residential Asset Securitization Trust, 97-
   A10, Class A5, 7.250%, due 12/25/27.........        2,995,000      3,054,282
  Safeway, Inc., 6.500%, due 11/15/08..........        2,995,000      3,104,204
  Salomon, Inc., 6.750%, due 02/15/03..........        1,850,000      1,905,354
  Salomon, Inc., 7.200%, due 02/01/04..........        2,765,000      2,904,785
  Service Corp. International, 6.000%, due
   12/15/05....................................        2,400,000      2,392,538
  Structured Asset Securities Corp., 98-RF1,
   Class A, 8.699%, due 02/15/28...............        1,951,549      2,094,256
  Structured Asset Securities Corp., 98-
   RF2,144A, 8.582%, due 07/15/27..............        2,857,171      3,057,173
  Structured Asset Securities Corp., 97-2 Class
   2A1, 7.250%, due 03/28/30...................        2,342,685      2,355,265
  Tele-Communications, Inc., 7.875%, due
   08/01/13....................................          885,000      1,033,319
  Tele-Communications, Inc., 9.800%, due
   02/01/12....................................        1,815,000      2,422,671
  The Money Store 97-B, A-8, 6.900%, due
   07/15/38....................................        3,000,000      3,086,880
  Time Warner Cos., Inc., 7.570%, due
   02/01/24....................................        1,000,000      1,127,811
  Time Warner Entertainment, Inc., 8.375%, due
   03/15/23....................................        1,570,000      1,920,267
  TransAmerica Financial Corp., Series E,
   6.125%,
   due 11/01/01................................           95,000         95,400
  UCFC Home Equity Loan 97-C, Class A8, FRN,
   5.825%, due 09/15/27........................          954,084        944,915
  Vendee Mortgage Trust, 98-2, Class 1G,
   6.750%,
   due 06/15/28................................        4,640,000      4,776,689
  Viacom, Inc., 7.750%, due 06/01/05...........        3,225,000      3,521,439
  World Omni Automobile Lease Securitization
   Trust, 97-A, Class A3, 6.850%, due
   06/25/03....................................        5,038,284      5,090,380
                                                                 --------------
                                                                    121,302,091
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  International Dollar Bonds - 1.98%
  Abbey National PLC, 6.700%, Resettable
   Perpetual
   Step-up Notes...............................  $     2,995,000  $   2,933,501
  Banco Santiago S.A., 7.000%, due 07/18/07....          750,000        628,484
  Banque Centrale de Tunisie, 8.250%, due
   09/19/27....................................          465,000        372,000
  Banque Paribas, Sub. Notes, 6.875%, due
   03/01/09....................................          640,000        650,904
  Credit Suisse-London, 144A, 7.900%,
   Resettable Perpetual Step-up Notes..........        1,145,000      1,145,000
  Empresa Nacional de Electricidad S.A.,
   7.875%,
   due 02/01/27................................          940,000        784,699
  Empresa Nacional de Electricidad S.A.,
   8.125%,
   due 02/01/69................................        4,320,000      3,542,400
  European Investment Bank, 7.625%, due
   12/07/07....................................        1,500,000      2,923,481
  Hydro-Quebec, 8.050%, due 07/07/24...........          110,000        133,327
  International Telecom Satelite, 8.125%, due
   02/28/05....................................          980,000      1,106,009
  Korea Development Bank, 7.125%, due
   09/17/01....................................        1,220,000      1,150,838
  National Australia Bank, 6.400%, due
   12/10/07....................................          630,000        645,958
  Pan Pacific Industry PLC, 144A, 0.000%, due
   04/28/07....................................          815,000        321,925
  Petroleum Nasional Bhd, 144A, 7.750%, due
   08/15/15....................................        1,110,000        818,574
  Province of Quebec:
   7.500%, due 07/15/02........................          600,000        636,156
   7.500%, due 07/15/23........................          570,000        651,795
  Ras Laffan Liquified Natural Gas Co., Ltd.,
   144A, 8.294%, due 03/15/14..................        4,845,000      3,993,540
  Repsol International Finance, 7.000%, due
   08/01/05....................................          160,000        172,709
  Republic of South Africa, 9.625%, due
   12/15/99....................................          285,000        290,700
  Royal Bank of Scotland, PLC, 7.375%,
   Resettable Perpetual Step-up Notes..........        1,370,000      1,410,293
  Skandinaviaka Enskilda Banken, 144A, 6.500%,
   Resettable Perpetual Step-up Notes..........        3,170,000      3,090,617
  Sociedad Quimica y Minera de Chiles SA, 144A,
   7.700%, due 09/15/06........................          400,000        352,319
  Southern Investments UK, 6.800%, due
   12/01/06....................................        2,345,000      2,431,676
  Tyco International Group, 144A, 5.875%, due
   11/01/04....................................        3,000,000      2,981,505
  United Utilities, 6.450%, due 04/01/08.......          130,000        133,182
                                                                 --------------
                                                                     33,301,592
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Face
                                                    Amount          Value
                                                --------------- --------------

  U.S. Government Agencies - 4.02%
  Federal Farm Credit Bank
   5.750%, due 09/01/05........................ $     1,320,000  $   1,360,099
  Federal Home Loan Mortgage Corp.
   6.200%, due 08/15/07........................         190,000        190,766
   7.500%, due 08/01/09........................       6,496,399      6,683,170
   7.000%, due 10/15/13........................         409,292        419,562
   9.000%, due 09/01/20........................       3,000,000      3,191,250
   8.500%, due 07/15/21........................       1,970,421      2,036,885
   7.500%, due 01/15/23........................       3,120,562      3,289,702
   7.238%, due 05/01/26........................         675,529        686,659
  Federal National Mortgage Association
   6.540%, due 09/18/02........................         900,000        921,101
   8.500%, due 06/25/06........................       3,620,721      3,728,078
   6.820%, due 10/01/07........................       4,775,535      5,109,822
   6.238%, due 04/01/08........................       1,949,088      2,014,187
   5.500%, due 01/01/09........................       2,430,000      2,402,663
   8.000%, due 03/01/11........................       1,777,929      1,832,378
   6.000%, due 01/01/14........................       5,000,000      5,014,105
   8.000%, due 05/25/21........................         310,000        317,541
   6.500%, due 12/25/23........................         890,000        886,854
   9.000%, due 04/25/25........................       1,206,824      1,257,650
   6.000%, TBA, due 12/01/28...................       4,870,000      4,807,123
   6.500%, due 11/01/28........................       8,236,800      8,293,501
   7.000%, due 10/01/28........................       1,666,367      1,698,652
  Federal National Mortgage Association Strip
   6.220%, due 03/13/06........................       1,330,000      1,409,990
  Government National Mortgage Association
   7.500%, due 12/15/22........................       2,456,277      2,533,161
   8.000%, due 12/15/22........................       1,393,877      1,451,895
   7.500%, due 01/15/24........................         836,975        862,733
  Tennesse Valley Authority, 6.375%, due
   06/15/05....................................       5,000,000      5,309,485
                                                                --------------
                                                                    67,709,012
                                                                --------------
  U.S. Government Obligations - 10.14%
  U.S. Treasury Notes and Bonds
   5.500%, due 02/29/00........................       9,500,000      9,589,063
   7.500%, due 02/15/05........................       1,865,000      2,134,843
   7.000%, due 07/15/06........................         110,000        125,263
   8.000%, due 11/15/21........................      25,915,000     34,718,015
  U.S. Treasury Inflation Indexed Notes
   3.625%, due 01/15/08........................     120,165,000    119,573,368
   3.625%, due 04/15/28........................       4,660,000      4,603,656
                                                                --------------
                                                                   170,744,208
                                                                --------------
  Total U.S. Bonds.............................                    393,056,903
                                                                --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Shares          Value
                                                 --------------- --------------

  High Yield Bonds - 2.69%
  Brinson High Yield Fund (b)...................       3,445,070  $  45,383,630
                                                                 --------------
                                                      Face
                                                     Amount
                                                 ---------------
  Non-U.S. Bonds - 14.84%
  Australia - 1.42%
  Government of Australia
   9.500%, due 08/15/03......................... AUD   4,480,000      3,284,058
   10.000%, due 02/15/06........................      12,980,000     10,358,936
  New South Wales Treasury Corp.
   7.000%, due 04/01/04.........................       3,560,000      2,382,963
  Queensland Treasury-Global Notes
   8.000%, due 05/14/03.........................      11,540,000      7,901,516
                                                                 --------------
                                                                     23,927,473
                                                                 --------------
  Canada - 1.41%
  Government of Canada
   7.500%, due 09/01/00......................... CAD      50,000         33,925
   6.500%, due 06/01/04.........................       5,130,000      3,606,063
   8.750%, due 12/01/05.........................       6,890,000      5,497,511
   7.000%, due 12/01/06.........................       3,560,000      2,636,532
   4.250%, due 12/01/21 (c).....................      12,150,000      8,902,881
   4.250%, due 12/01/26 (c).....................       4,410,000      3,060,586
                                                                 --------------
                                                                     23,737,498
                                                                 --------------
  Denmark - 1.59%
  Kingdom of Denmark
   9.000%, due 11/15/00......................... DKK   1,770,000        302,856
   6.000%, due 11/15/02.........................       1,100,000        185,623
   8.000%, due 05/15/03.........................      72,850,000     13,278,857
   7.000%, due 12/15/04.........................      52,700,000      9,546,363
   8.000%, due 03/15/06.........................      14,230,000      2,758,845
   7.000%, due 11/10/24.........................       3,400,000        683,793
                                                                 --------------
                                                                     26,756,337
                                                                 --------------
  France - 2.20%
  Government of France (BTAN)
   5.750%, due 03/12/01......................... FRF  48,200,000      9,090,888
   4.500%, due 07/12/02.........................      64,000,000     11,906,472
  Government of France (OAT)
   9.500%, due 01/25/01.........................         960,000        193,505
   7.500%, due 04/25/05.........................         960,000        208,491
   5.250%, due 04/25/08.........................      12,000,000      2,373,921
   8.500%, due 12/26/12.........................      42,500,000     11,113,055
   6.000%, due 10/25/25.........................      10,400,000      2,214,529
                                                                 --------------
                                                                     37,100,861
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                     Face
                                                    Amount           Value
                                               ----------------- --------------

  Germany - 2.23%
  Bundesrepublik Deutscheland
   8.500%, due 08/21/00....................... DEM     7,800,000  $   5,072,622
   8.375%, due 05/21/01.......................           280,000        187,776
   4.750%, due 11/20/01.......................         6,750,000      4,216,306
   6.500%, due 07/15/03.......................         7,500,000      5,074,748
   6.250%, due 01/04/24.......................         5,990,000      4,367,708
  Landesbank Rhein, BV
   7.250%, 04/20/05...........................         2,850,000      2,018,702
  Treuhandanstalt
   6.250%, due 03/04/04.......................        24,810,000     16,833,442
                                                                 --------------
                                                                     37,771,304
                                                                 --------------
  Italy - 1.07%
  Republic of Italy (BTP)
   12.000%, due 09/01/02...................... ITL   105,000,000         81,762
   5.750%, due 09/15/02.......................     2,650,000,000      1,735,964
   9.000%, due 10/01/03.......................     2,200,000,000      1,640,385
   8.500%, due 04/01/04.......................       343,000,000        254,586
   8.500%, due 08/01/04.......................    17,590,000,000     13,298,668
   6.500%, due 11/01/27.......................     1,400,000,000      1,060,862
                                                                 --------------
                                                                     18,072,227
                                                                 --------------
  Netherlands - 0.01%
  DSL Finance NV
   5.250%, due 04/15/04....................... NLG       305,000        197,080
                                                                 --------------
  Spain - 1.81%
  Government of Spain
   6.750%, due 04/15/00....................... ESP    39,000,000        287,541
   7.900%, due 02/28/02.......................        10,000,000         80,401
   5.250%, due 01/31/03.......................     1,600,000,000     12,109,903
   8.000%, due 05/30/04.......................       565,000,000      4,872,030
   10.000%, due 02/28/05......................       575,000,000      5,455,568
   7.350%, due 03/31/07.......................       405,000,000      3,519,494
   6.150%, due 01/31/13.......................       487,000,000      4,057,657
                                                                 --------------
                                                                     30,382,594
                                                                 --------------
  Sweden - 1.08%
  Government of Sweden
   10.250%, due 05/05/00...................... SEK     1,400,000        187,575
   13.000%, due 06/15/01......................        12,000,000      1,806,070
   5.500%, due 04/12/02.......................         2,200,000        286,797
   10.250%, due 05/05/03......................         5,900,000        915,462
   5.000%, due 01/15/04.......................        14,000,000      1,820,252

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Sweden - (continued)
   6.000%, due 02/09/05......................... SEK  95,000,000  $  12,983,771
   6.750%, due 05/05/14.........................         600,000         92,256
                                                                 --------------
                                                                     18,092,183
                                                                 --------------
  United Kingdom - 2.02%
  International Reconstruction & Development
   Bank,
   Series N, 6.500%, due 01/07/03............... GBP   3,700,000      6,551,486
  UK Treasury
   7.000%, due 11/06/01.........................       2,370,000      4,169,967
   8.500%, due 12/07/05.........................         340,000        701,915
   8.500%, due 07/16/07.........................          88,000        187,412
   7.250%, due 12/07/07.........................          88,000        176,064
   9.000%, due 10/13/08.........................       6,135,000     13,922,999
   8.000%, due 09/27/13.........................       3,630,000      8,310,534
   8.750%, due 08/25/17.........................          23,000         58,836
                                                                 --------------
                                                                     34,079,213
                                                                 --------------
  Total Non-U.S. Bonds..........................                    250,116,770
                                                                 --------------
                                                     Shares
                                                 ---------------

  Emerging Markets Bonds - 4.87%
  Brinson Emerging Markets Debt Fund (b)........       4,682,820     82,021,931
                                                                 --------------
  Total Bonds (Cost $750,287,831)...............                    770,579,234
                                                                 --------------
                                                      Face
                                                     Amount
                                                 ---------------

  Short-Term Investments - 21.57%
  Commercial Paper - 13.00%
  Case Credit Corp.
   5.950%, due 02/23/99......................... $     5,000,000      4,956,201
  Crown Cork & Seal Co., Inc.
   5.650%, due 02/25/99.........................      10,000,000      9,913,680
  Cummins Engine Co., Inc.
   6.230%, due 01/06/99.........................       2,000,000      1,998,269
  Detroit Edison Co.
   5.250%, due 01/04/99.........................      10,000,000      9,995,625

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Commercial Paper - (continued)
  Excel Paralubes Funding Corp.
   5.650%, due 01/04/99......................... $    25,700,000  $  25,687,900
  Gatx Capital Corp
   5.100%, due 02/09/99.........................       9,500,000      9,447,513
  Marriott International, Inc.
   5.700%, due 01/11/99.........................       5,000,000      4,992,084
   5.700%, due 01/22/99.........................       5,000,000      4,983,229
  Norfolk Southern Corp.
   5.400%, due 3/15/99..........................       5,844,000      5,780,008
  Seagram Co., Ltd.
   7.000%, due 01/07/99.........................      20,000,000     19,976,667
   6.100%, due 01/29/99.........................      10,000,000      9,952,556
  Tandy Corp.
   6.100%, due 01/06/99.........................      14,000,000     13,988,139
  Tenneco, Inc.
   6.450%, due 01/08/99.........................      10,000,000      9,987,458
  Texas Utilities Co.
   6.200%, due 01/05/99.........................      10,000,000      9,993,111
   5.500%, due 10/29/99.........................      10,000,000      9,957,222
  Textron, Inc.
   5.350%, due 01/04/99.........................      20,000,000     19,991,083
  Union Carbide Corp.
   6.130%, due 01/04/99.........................      10,000,000      9,994,892
  Union Pacific Resources Group, Inc.
   7.250%, due 01/04/99.........................      10,000,000      9,993,958
   5.670%, due 01/29/99.........................      10,000,000      9,955,900
   5.900%, due 03/24/99.........................       5,000,000      4,932,805
  Vastar Resources, Inc.
   5.100%, due 01/22/99.........................       5,500,000      5,483,638
  Williams Holdings of Delaware, Inc.
   5.700%, due 02/12/99.........................       5,000,000      4,966,750
   5.750%, due 01/29/99.........................       2,000,000      1,991,055
                                                                 --------------
                                                                    218,919,743
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                      Face
                                                     Amount          Value
                                                 --------------- --------------

  Corporate Obligations - 5.68%
  Burlington Northern Santa Fe Corp.,
   FRN 6.294%, due 05/13/99.....................  $   10,000,000  $  10,000,000
  Burlington Resources, Inc.,
   6.875%, due 08/01/99.........................       3,000,000      3,017,991
  Dayton Hudson Corp.,
   7.500%, due 03/01/99.........................       2,000,000      2,005,306
  Federal Express Corp.,
   10.000%, due 04/15/99........................       1,100,000      1,112,737
  FMC Corp.,
   8.750%, due 04/01/99.........................       7,500,000      7,550,026
  GMAC,
   5.875%, due 01/12/99.........................       1,000,000        999,969
  James River Corp.,
   6.750%, due 10/01/99.........................       4,000,000      4,030,382
  Lehman Brothers Holdings, Inc.,
   Series A, 6.920%, due 10/04/99...............       1,000,000      1,007,492
   Series E, 6.300%, due 08/11/99...............       5,000,000      5,010,939
  Lockheed Martin Corp.,
   6.550%, due 05/15/99.........................      16,450,000     16,486,989
  McDonnell Douglas Finance Corp.,
   5.480%, due 02/08/99.........................       2,000,000      1,999,006
  Occidental Petroleum Corp.,
   6.750%, due 09/16/99.........................       1,010,000      1,015,597
  Sonat, Inc.,
   9.500%, due 08/15/99.........................       6,000,000      6,128,193
  Sun Co., Inc.,
   8.125%, due 11/01/99.........................       2,200,000      2,240,832
  SUPERVALU, Inc.,
   7.250%, due 07/15/99.........................       5,750,000      5,790,415
  Ultramar Diamond Shamrock Corp.,
   8.250%, due 07/01/99.........................       5,000,000      5,057,578
  Union Carbide Corp.,
   7.000%, due 08/01/99.........................       9,500,000      9,560,608
  Union Oil Co. of California,
   Series B, 7.240%, due 04/01/99...............       8,500,000      8,527,933
  Williams Cos., Inc.,
   7.500%, due 09/15/99.........................       4,000,000      4,045,677
                                                                 --------------
                                                                     95,587,670
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                  Shares           Value
                                              --------------- ---------------

  Investment Companies - 2.39%
  Brinson Supplementary Trust U.S. Cash
   Management Prime Fund.....................      40,324,665  $   40,324,665
                                                              ---------------
                                                   Face
                                                  Amount
                                              ---------------

  U.S. Government Obligations - 0.50%
  U.S. Treasury Bill, due 02/25/99........... $     8,500,000       8,447,207
                                                              ---------------
  Total Short-Term Investments (Cost
   $363,931,477).............................                     363,936,238
                                                              ---------------
  Total Investments (Cost $1,897,457,063) -
    119.72% (a)..............................                   2,016,726,923
  Liabilities, less cash and other assets -
    (19.72)%.................................                    (332,246,282)
                                                              ---------------
  Net Assets - 100%..........................                  $1,684,480,641
                                                              ===============



               See accompanying notes to schedule of investments.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 December 31, 1998
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $1,897,457,063; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............. $185,622,327
         Gross unrealized depreciation.............  (66,352,467)
                                                    ------------
             Net unrealized appreciation........... $119,269,860
                                                    ============

 (b) Non-income producing security.
 (c) Linked to Canada's retail price index. Reset semi-annually
 FRN: Floating rate note--The rate disclosed is that in effect at December 31,
      1998.
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At December 31, 1998, the value of these securities amounted to $16,041,586 or 0.95% of net assets.
 Resettable Perpetual Step-up Notes: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

 FORWARD FOREIGN CURRENCY CONTRACTS

 The Brinson Global Securities Fund had the following open forward foreign currency contracts as of December 31, 1998:

                            Settlement     Local       Current     Unrealized
                               Date      Currency       Value     Gain/(Loss)
                            ---------- ------------- ------------ ------------
  Forward Foreign Currency
   Buy Contracts:
   Australian Dollar......    2/5/99     115,300,000 $ 70,746,613 $   (990,578)
   British Pound..........    2/5/99       5,000,000    8,309,513       49,263
   Canadian Dollar........    2/5/99      93,200,000   60,683,009     (815,571)
   Danish Krone...........    2/5/99      29,000,000    4,560,932      (64,489)
   French Franc...........    2/5/99      33,000,000    5,917,828      (59,242)
   German Mark............    2/5/99     142,300,000   85,585,233    3,092,946
   Japanese Yen...........    2/5/99   3,970,000,000   35,362,443    5,244,115
   Netherlands Guilder....    2/5/99      45,600,000   24,340,771     (244,985)
   Swedish Krona..........    2/5/99     360,000,000   44,481,787   (2,219,906)
   Swiss Franc............    2/5/99      10,700,000    7,818,951      478,620

  Forward Foreign Currency
   Sale Contracts:
   Australian Dollar......    2/5/99      28,500,000   17,487,237     (963,222)
   British Pound..........    2/5/99      54,900,000   91,238,450   (1,822,547)
   Canadian Dollar........    2/5/99      18,800,000   12,240,779      331,108
   Danish Krone...........    2/5/99     154,500,000   24,298,757   (1,245,937)
   French Franc...........    2/5/99     122,600,000   21,985,629     (910,287)
   German Mark............    2/5/99     156,000,000   93,824,992   (1,290,806)
   Japanese Yen...........    2/5/99   3,970,000,000   35,362,443   (1,712,672)
   Netherlands Guilder....    2/5/99      45,600,000   24,340,771     (850,215)
   Spanish Peseta.........    2/5/99   2,290,000,000   16,189,861      (44,743)
   Swiss Franc............    2/5/99      10,700,000    7,818,951        2,686
                                                                  ------------
   Total..................                                         $(4,036,462)
                                                                  ============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 December 31, 1998
 NOTES TO SCHEDULE OF INVESTMENTS

 FUTURES CONTRACTS

 The Brinson Global Securities Fund had the following open futures contracts as of December 31, 1998:

                              Settlement    Cost/       Current    Unrealized
                                 Date      Proceeds      Value     Gain/(Loss)
                              ---------- ------------ ------------ -----------
  U.S. Interest Rate Futures
   Buy Contracts
   5 Year U.S. Treasury
    Notes,
    895 contracts...........  March 1999 $101,221,971 $101,442,656 $   220,685
   10 Year U.S. Treasury
    Notes,
    171 contracts...........  March 1999   20,286,072   20,375,719      89,647
   30 Year U.S. Treasury
    Bonds,
    119 contracts...........  March 1999   15,242,048   15,205,969     (36,079)
  Index Futures Sale
   Contracts
   S&P 500 Index, 474
   contracts................  March 1999  138,464,392  147,591,750  (9,127,358)
                                                                   -----------
    Total...................                                       $(8,853,105)
                                                                   ===========

 The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1998 was $8,447,207.


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $1,640,353,008)................  $1,774,563,936
    Affiliated issuers (Cost $257,104,055)....................     242,162,987
   Foreign currency, at value (Cost $4,973,718)...............       4,922,288
   Cash.......................................................         298,005
   Receivables:
    Investment securities sold................................       1,588,066
    Dividends.................................................       1,438,951
    Interest..................................................      11,828,319
    Fund shares sold..........................................      14,170,712
                                                               ---------------
      TOTAL ASSETS............................................   2,050,973,264
                                                               ---------------
  LIABILITIES:
   Payables:
    Investment securities purchased...........................      16,756,293
    Securities loaned.........................................     327,023,452
    Fund shares redeemed......................................      18,157,183
    Variation margin..........................................         437,099
   Net unrealized depreciation on forward foreign currency
    contracts.................................................       4,036,462
   Other liabilities..........................................          82,134
                                                               ---------------
      TOTAL LIABILITIES.......................................     366,492,623
                                                               ---------------
  NET ASSETS:
   Applicable to 102,096,494 shares; no par value, unlimited
    shares
    authorized................................................  $1,684,480,641
                                                               ===============
   Net asset value, offering price and redemption price per
    share
    ($1,684,480,641 / 102,096,494 shares).....................  $      16.4989
                                                               ===============
  NET ASSETS CONSIST OF:
   Paid in capital............................................  $1,025,018,570
   Accumulated net investment income..........................     193,967,269
   Accumulated net realized gain..............................     359,134,128
   Net unrealized appreciation................................     106,360,674
                                                               ---------------
      NET ASSETS..............................................  $1,684,480,641
                                                               ===============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

  INVESTMENT INCOME:
   Interest (net of $99,147 for foreign taxes withheld;
    including securities lending income of $727,434)...........  $ 30,917,676
   Dividends (net of $659,008 for foreign taxes withheld)......    12,676,351
                                                                -------------
      TOTAL INCOME.............................................    43,594,027
                                                                -------------
  EXPENSES:
   Custodian...................................................       283,954
   Administration..............................................       211,750
   Professional................................................       175,164
   Other.......................................................        39,263
                                                                -------------
      TOTAL EXPENSES...........................................       710,131
                                                                -------------
      NET INVESTMENT INCOME....................................    42,883,896
                                                                -------------
  NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
    Investments ...............................................    99,332,071
    Futures contracts..........................................   (14,380,979)
    Foreign currency transactions..............................   (14,097,793)
                                                                -------------
     Net realized gain.........................................    70,853,299
                                                                -------------
   Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency...........................    26,201,669
    Futures contracts..........................................    (8,601,166)
    Forward foreign currency contracts.........................     1,093,792
    Translation of other assets and liabilities denominated in
     foreign currency..........................................       233,904
                                                                -------------
     Change in net unrealized appreciation or depreciation.....    18,928,199
                                                                -------------
   Net realized and unrealized gain............................    89,781,498
                                                                -------------
   Net increase in net assets resulting from operations........  $132,665,394
                                                                =============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF CASH FLOWS
 FOR THE YEAR ENDED DECEMBER 31, 1998

 Decrease in Cash

  Cash flows used in operating activities:
        Interest received.................................... $    42,800,535
        Expenses Paid........................................        (593,884)
        Purchases of long-term portfolio investments.........  (1,404,051,647)
        Proceeds from sales of long-term portfolio
         investments.........................................   1,141,740,044
        Net proceeds from sales of short-term portfolio
         investments in excess of purchases..................      69,808,003
        Net cash used in foreign currency and futures
         transactions........................................     (28,478,772)
                                                              ---------------
        Net cash used in operating activities................    (178,775,721)
                                                              ---------------
  Cash flows provided by financing activities:
        Net capital shares transactions......................       1,912,574
        Net cash provided by securities loaned...............     171,927,392
                                                              ---------------
        Net cash provided by financing activities............     173,839,966
                                                              ---------------
  Net decrease in cash ......................................      (4,935,755)
        Cash at beginning of year                                   5,233,760
                                                              ---------------
        Cash at end of year.................................. $       298,005
                                                              ===============

 Reconciliation of Net Decrease in Net Assets Resulting from
  Operations to Net Cash used in Operating Activities:
  Net increase in net assets resulting from operations ...... $   132,665,394
                                                              ---------------
        Increase in investments..............................    (192,503,600)
        Net realized gain on investments transactions........     (70,853,299)
        Net change in unrealized appreciation on
         investments.........................................     (18,928,199)
        Net realized loss on foreign currency transaction....     (14,097,793)
        Net realized loss on futures contracts...............     (14,380,979)
        Increase in interest receivable......................      (2,723,157)
        Decrease in other assets.............................         104,212
        Amortization of net premium..........................       1,929,665
        Decrease in other liabilities........................          12,035
                                                              ---------------
          Total adjustments..................................    (311,441,115)
                                                              ---------------
  Net cash used in operating activities...................... $  (178,775,721)
                                                              ===============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year              Year
                                                   Ended             Ended
                                             December 31, 1998 December 31, 1997
                                             ----------------- -----------------
  OPERATIONS:
   Net investment income...................    $   42,883,896    $   64,807,288
   Net realized gain.......................        70,853,299       167,608,264
   Change in net unrealized appreciation or
    depreciation...........................        18,928,199       (37,368,433)
                                              ---------------   ---------------
   Net increase in net assets resulting
    from operations........................       132,665,394       195,047,119
                                              ---------------   ---------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold.............................       568,087,613       350,379,894
   Shares redeemed.........................      (320,804,675)     (999,404,170)
                                              ---------------   ---------------
   Net increase (decrease) in net assets
    resulting from capital share
    transactions (a).......................       247,282,938      (649,024,276)
                                              ---------------   ---------------
      TOTAL INCREASE (DECREASE) IN NET
       ASSETS..............................       379,948,332      (453,977,157)
                                              ---------------   ---------------
  NET ASSETS:
   Beginning of year.......................     1,304,532,309     1,758,509,466
                                              ---------------   ---------------
   End of year (including accumulated net
    investment income of $193,967,269 and
    $151,083,373, respectively)............    $1,684,480,641    $1,304,532,309
                                              ===============   ===============

 (a)A summary of capital share transactions follows:

                                                  Shares            Shares
                                              ---------------   ---------------
  Shares sold..............................        35,546,435        24,152,140
  Shares redeemed..........................       (20,097,765)      (67,968,919)
                                              ---------------   ---------------
   Net increase (decrease) in shares
    outstanding............................        15,448,670       (43,816,779)
                                              ===============   ===============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                Year Ended December 31,
                            --------------------------------------    Period Ended
                               1998          1997          1996    December 31, 1995*
                            ----------    ----------    ---------- ------------------
  Net asset value,
   beginning of period....    $15.0556      $13.4788      $11.7181      $10.0000
                            ----------    ----------    ----------     ---------
  Income from investment
   operations:
   Net investment income..      0.4800***     0.5456***     0.2844        0.3769
   Net realized and
    unrealized gain.......      0.9633        1.0312        1.4763        1.3412
                            ----------    ----------    ----------     ---------
    Total income from
     investment
     operations...........      1.4433        1.5768        1.7607        1.7181
                            ----------    ----------    ----------     ---------
  Net asset value, end of
   period.................    $16.4989      $15.0556      $13.4788      $11.7181
                            ==========    ==========    ==========     =========
  Total return (non-
   annualized)............       9.59%        11.70%        15.03%        17.18%
  Ratios/Supplemental data
   Net assets, end of
    period (in 000s)......  $1,684,481    $1,304,532    $1,758,509      $967,554
   Ratio of expenses to
    average net assets:
    Before expense
     reimbursement........       0.05%         0.05%         0.05%         0.14%**
    After expense
     reimbursement........         N/A           N/A           N/A         0.05%**
   Ratio of net investment
    income to average net
    assets:
    Before expense
     reimbursement........       3.02%         3.72%         4.36%         4.95%**
    After expense
     reimbursement........         N/A           N/A           N/A         5.04%**
   Portfolio turnover
    rate..................         80%          138%          155%          158%

*  The Fund commenced operations April 28, 1995.
** Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------


The Brinson U.S. Equity Fund is an actively managed Fund invested in common stocks of U.S. corporations. The Fund is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining 30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

Since its performance inception on August 31, 1997, the Brinson U.S. Equity Fund has provided an annualized return of 16.84%, below the 23.78% return of its benchmark, the Wilshire 5000 Equity Index. This performance was achieved with a volatility of 20.30%, below the 21.17% volatility for the Wilshire 5000 Equity Index. For calendar year 1998, the Brinson U.S. Equity Fund's total return of 19.42% trailed the 23.43% return for its benchmark. The following paragraphs review the sources of Fund underperformance for the year.

Market exposure (average beta of 0.95) detracted modestly from Fund relative performance in the very strong equity environment which characterized 1998. Factor weightings had the largest negative impact on active returns for the full year. Among the most significant negative factor positions were the underexposure in the relative strength and size measures, as a relatively narrow segment of the largest capitalization stocks continued to dominate market performance. Most of these large stocks are perceived as high quality companies with predictable, sustainable growth rates, attributes that have been highly favored in an environment with increasing economic uncertainty exacerbated by pockets of global stress such as South East Asia, Russia and Brazil. Our Fund has minimal exposure to these largest stocks. Our valuation work suggests peak levels of overvaluation.

Industry weightings also detracted from active returns during 1998. The technology, telecommunications and drug industries relatively outperformed for the year. Underweights to these industries detracted from performance. Our underweight in energy continued to contribute to performance as oil prices plunged to nearly ten dollars per barrel by the end of the year. Our overweights in economically sensitive basic industry, tire and railroad stocks also detracted from performance. Slowing industrial production, lower capacity utilization rates and the build-up of capital stock over the last seven years have led to overcapacity in many of the basic industries. Commodity prices, which deteriorated throughout the year, fell more sharply during the fourth quarter, below our estimate of normal or equilibrium levels for a number of metals, chemicals and paper grades.

Stock selection had a modest positive effect on the Fund for the year. Among large capitalization issues, the best performers were Federal Express, EMC Corp. and CIGNA while the worst were Lockheed Martin Corp. and Sears Roebuck and Co. In the intermediate capitalization segment of the Fund, the most positive contributors were Peco Energy Co., Allergan Inc. and Circuit City Stores-Circuit City Group while the weakest were Harnischfeger Industries Inc., Lyondell Petrochemical Co., Nextel Communications, Inc., and Consolidated Stores Corp.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                              Annualized
                            6 Months  1 Year   8/31/97*
                             Ended    Ended       to
                            12/31/98 12/31/98  12/31/98
--------------------------------------------------------
Brinson U.S. Equity Fund      4.66%   19.42%    16.84%
--------------------------------------------------------
Wilshire 5000 Equity Index    6.90    23.43     23.78
--------------------------------------------------------

 *Performance inception date of the Brinson U.S. Equity Fund

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Equity Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund vs. Wilshire 5000 Equity Index

    [LINE GRAPH OF BRINSON U.S. EQUITY FUND VS. WILSHIRE 5000 EQUITY INDEX
                                 APPEARS HERE]

                 Brinson U.S. Equity Fund      Wilshire 5000 Index
                 ------------------------      -------------------

 8/31/97                  100,000                     100,000
 9/30/97                  104,257                     105,901
10/31/97                   98,531                     102,373
11/30/97                  100,718                     105,725
12/31/97                  103,067                     107,679
 1/31/98                  103,809                     108,264
 2/28/98                  112,855                     116,145
 3/31/98                  119,441                     121,958
 4/30/98                  118,337                     123,406
 5/31/98                  116,730                     120,122
 6/30/98                  117,596                     124,334
 7/31/98                  114,727                     121,609
 8/31/98                   98,428                     102,671
 9/30/98                  105,613                     109,378
10/31/98                  113,721                     117,515
11/30/98                  118,588                     124,915
12/31/98                  123,079                     132,909

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------


Industry Diversification

As a Percent of Net Assets
As of December 31, 1998

U.S. EQUITIES
Basic Industries
 Chemicals..............................................................   3.36%
 Housing/Paper..........................................................   9.32
 Metals.................................................................   0.39
                                                                         ------
                                                                          13.07
Capital Investment
 Capital Goods..........................................................   8.71
 Technology.............................................................  14.36
                                                                         ------
                                                                          23.07
Consumer
 Autos/Durables.........................................................   2.65
 Discretionary..........................................................   1.92
 Health: Drugs..........................................................   4.24
 Health: Non-Drugs......................................................   4.93
 Non-Durables...........................................................   6.40
 Retail/Apparel.........................................................   4.38
                                                                         ------
                                                                          24.52
Energy..................................................................   1.10
Financial
 Banks..................................................................   7.41
 Non-Banks..............................................................   7.42
                                                                         ------
                                                                          14.83
Services/Misc...........................................................   5.09
Transportation..........................................................   9.93
Utilities
 Electric...............................................................   5.63
 Telephone..............................................................   0.81
                                                                         ------
                                                                           6.44
                                                                         ------
 Total U.S. Equities....................................................  98.05*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   1.88*
                                                                         ------
 TOTAL INVESTMENTS......................................................  99.93
CASH AND OTHER ASSETS, LESS LIABILITIES.................................   0.07
                                                                         ------
NET ASSETS.............................................................. 100.00%
                                                                         ======
------------------------------------------------------------

* The Fund held a long position in stock index futures which increased U.S. Equity exposure from 98.05% to 100.13%. This adjustment resulted in a decrease in the Fund's exposure to Short-Term Investments from 1.88% to - 0.21%.
TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1998

                                                                      Percent of
                                                                      Net Assets
------------------------------------------------------------
 1. Xerox Corp. .....................................................    5.95%
 2. FDX Corp. .......................................................    4.17
 3. Burlington Northern Santa Fe    Corp. ...........................    4.13
 4. Lockheed Martin Corp. ...........................................    3.74
 5. Philip Morris Companies, Inc. ...................................    3.42
 6. Baxter International, Inc. ......................................    2.57
 7. Kimberly-Clark Corp. ............................................    2.49
 8. Aetna, Inc. .....................................................    2.35
 9. Entergy Corp. ...................................................    2.35
10. CIGNA Corp. .....................................................    2.29
------------------------------------------------------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                         Shares       Value
                                                      ------------ ------------

  U.S. Equities - 98.05%
  Advanced Micro Devices, Inc. (b)...................       83,200 $  2,407,600
  Aetna, Inc. .......................................       53,500    4,206,438
  Allergan, Inc. ....................................       20,700    1,340,325
  Alza Corp. (b).....................................       43,700    2,283,325
  American Standard Companies, Inc. (b)..............       44,400    1,595,625
  Aon Corp. .........................................       73,750    4,083,906
  Automatic Data Processing, Inc. ...................       33,700    2,702,319
  BankBoston Corp. ..................................       23,800      926,712
  Baxter International, Inc. ........................       71,400    4,591,912
  Beckman Coulter, Inc. .............................       18,900    1,025,325
  Bestfoods..........................................       20,600    1,096,950
  Biogen, Inc. (b)...................................        9,900      821,700
  Birmingham Steel Corp. ............................       12,300       51,506
  Burlington Northern Santa Fe Corp. ................      218,900    7,387,875
  Champion Enterprises, Inc. (b).....................       13,500      369,563
  Champion International Corp. ......................       21,800      882,900
  Chase Manhattan Corp. .............................       37,900    2,579,569
  CIGNA Corp. .......................................       53,100    4,105,294
  Circuit City Stores--Circuit City Group............       59,200    2,956,300
  CMS Energy Corp. ..................................       56,500    2,736,719
  Comerica, Inc. ....................................       18,000    1,227,375
  CommScope, Inc. (b)................................       30,866      518,935
  Comverse Technology, Inc. (b)......................       20,020    1,421,420
  Consolidated Stores Corp. (b)......................       57,700    1,164,819
  Corning, Inc. .....................................       85,700    3,856,500
  Covance, Inc. (b)..................................       22,050      642,206
  Crown Cork & Seal Co., Inc. .......................       20,800      640,900
  Cummins Engine Co., Inc. ..........................        5,100      181,050
  Dial Corp. ........................................       22,600      652,575
  Eastman Chemical Co. ..............................       24,100    1,078,475
  Electronic Data Systems Corp. .....................       78,000    3,919,500
  EMC Corp. (b)......................................       25,800    2,193,000
  Entergy Corp. .....................................      135,100    4,204,988
  FDX Corp. (b)......................................       83,800    7,458,200
  First American Corp. of Tennessee..................       11,400      505,875
  First Data Corp. ..................................      105,724    3,350,129
  First Security Corp. ..............................       21,650      506,069
  Fleet Financial Group, Inc. .......................       54,800    2,448,875
  Fleetwood Enterprises, Inc.........................       10,800      375,300
  Food Lion Inc., Class A............................       99,500    1,057,188
  Fort James Corp. ..................................       75,100    3,004,000
  General Instrument Corp. (b).......................       99,700    3,383,569
  General Semiconductor, Inc. (b)....................       17,900      146,556
  Genzyme Corp. (b)..................................       17,600      875,600
  Geon Co. ..........................................       12,100      278,300
  Goodyear Tire & Rubber Co. ........................       54,000    2,723,625

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                         Shares       Value
                                                      ------------ ------------

  U.S. Equities - (continued)
  Great Lakes Chemical Corp..........................       14,000 $    560,000
  GreenPoint Financial Corp. ........................       25,000      878,125
  Harnischfeger Industries, Inc......................       30,400      309,700
  HCR Manor Care, Inc. (b)...........................       22,700      666,812
  Hibernia Corp......................................       24,300      422,212
  Household International, Inc.......................       44,100    1,747,462
  IMC Global, Inc....................................       67,900    1,451,363
  Johnson Controls, Inc..............................       20,700    1,221,300
  Kimberly-Clark Corp................................       81,900    4,463,550
  Lafarge Corp.......................................       20,900      846,450
  Lear Corp. (b).....................................       52,400    2,017,400
  Lockheed Martin Corp. .............................       78,934    6,689,656
  Lyondell Petrochemical Co..........................       62,900    1,132,200
  Martin Marietta Materials, Inc.....................       12,763      793,699
  Masco Corp.........................................      102,000    2,932,500
  Nabisco Holdings Corp..............................       44,600    1,850,900
  National Service Industries, Inc...................       14,100      535,800
  Nextel Communications, Inc. (b)....................       61,100    1,443,488
  Norfolk Southern Corp..............................       92,500    2,931,094
  Peco Energy Co.....................................       75,300    3,134,363
  Pentair, Inc.......................................       23,100      919,669
  Philip Morris Companies, Inc.......................      114,400    6,120,400
  Praxair, Inc.......................................       40,500    1,427,625
  Raytheon Co., Class B..............................       74,300    3,956,475
  Regions Financial Corp. ...........................       11,200      451,500
  Schering Plough Corp...............................       40,900    2,259,725
  Sears, Roebuck and Co. ............................       62,800    2,669,000
  Southdown, Inc.....................................       25,104    1,485,843
  St. Jude Medical, Inc. (b).........................       41,100    1,137,956
  Timken Co..........................................        7,700      145,338
  TRW, Inc...........................................       10,300      578,731
  Tyson Foods, Inc., Class A.........................       81,300    1,727,625
  Ultramar Diamond Shamrock Corp. ...................       45,022    1,091,783
  Unocal Corp........................................       29,800      869,787
  US Bancorp.........................................       56,155    1,993,501
  USG Corp. .........................................       10,100      514,469
  Vencor, Inc. (b)...................................       45,800      206,100
  Ventas, Inc........................................       45,800      558,188
  Viad Corp..........................................       43,000    1,306,125
  Wells Fargo & Co. .................................       55,200    2,204,550
  Witco Corp.........................................        5,600       89,250
  Xerox Corp.........................................       90,300   10,655,400
  York International Corp............................       27,200    1,110,100
                                                                   ------------
  Total U.S. Equities (Cost $167,296,095)............               175,474,106
                                                                   ------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                        Shares       Value
                                                     ------------ ------------

  Short-Term Investment - 1.88%
  Investment Company - 1.88%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (Cost $3,370,072).....................    3,370,072 $  3,370,072
                                                                  ------------
  Total Investments (Cost $170,666,167) - 99.93%
   (a)..............................................               178,844,178
                                                                  ------------
  Cash and other assets, less liabilities - 0.07%...                   127,900
                                                                  ------------
  Net Assets - 100%.................................              $178,972,078
                                                                  ============



               See accompanying notes to schedule of investments.

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $170,666,167; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............ $ 20,426,934
         Gross unrealized depreciation............  (12,248,923)
                                                   ------------
             Net unrealized appreciation.......... $  8,178,011
                                                   ============

 (b)  Non-income producing security.

 FUTURES CONTRACTS
 The Brinson U.S. Equity Fund had the following open futures contracts as of December 31, 1998:

                                    Settlement             Current   Unrealized
                                       Date       Cost      Value       Gain
                                    ---------- ---------- ---------- ----------
  Index Futures Buy Contracts
  S&P 500 Index, 12 contracts...... March 1999 $3,590,859 $3,736,500  $145,641
                                                                     =========

 The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1998 was $298,800.




                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $167,296,095)...................  $175,474,106
    Affiliated issuers (Cost $3,370,072).......................     3,370,072
   Cash........................................................       287,145
   Receivables:
    Investment securities sold.................................       470,519
    Dividends..................................................       294,304
    Interest...................................................        14,438
    Variation margin...........................................        10,200
    Due from Advisor...........................................        17,080
   Other assets................................................         8,486
                                                                --------------
      TOTAL ASSETS.............................................   179,946,350
                                                                --------------

  LIABILITIES:
   Payables:
    Investment securities purchased............................       967,759
    Accrued expenses...........................................         6,513
                                                                --------------
      TOTAL LIABILITIES........................................       974,272
                                                                --------------
  NET ASSETS:
   Applicable to 14,541,226 shares; no par value, unlimited
    shares authorized..........................................  $178,972,078
                                                                ==============
   Net asset value, offering price and redemption price per
    share
    ($178,972,078 / 14,541,226 shares).........................  $    12.3079
                                                                ==============
  NET ASSETS CONSIST OF:
   Paid in capital.............................................  $160,105,244
   Accumulated net investment income...........................     2,918,163
   Accumulated net realized gain...............................     7,625,019
   Net unrealized appreciation.................................     8,323,652
                                                                --------------
      NET ASSETS...............................................  $178,972,078
                                                                ==============



                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

  INVESTMENT INCOME:
   Dividends......................................................  $ 2,392,743
   Interest.......................................................      183,686
                                                                   ------------
      TOTAL INCOME................................................    2,576,429
                                                                   ------------
  EXPENSES:
   Professional...................................................       13,685
   Trustees.......................................................        4,500
   Custodian......................................................        3,569
   Shareholder reporting..........................................        2,106
   Other..........................................................          175
                                                                   ------------
      TOTAL EXPENSES..............................................       24,035
                                                                   ------------
      Expenses reimbursed by Advisor..............................       (9,764)
                                                                   ------------
      NET EXPENSES................................................       14,271
                                                                   ------------
      NET INVESTMENT INCOME.......................................    2,562,158
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
    Investments...................................................    7,181,319
    Futures contracts.............................................      374,297
                                                                   ------------
      Net realized gain...........................................    7,555,616
                                                                   ------------
   Change in net unrealized appreciation or depreciation on:
    Investments...................................................    7,932,133
    Futures contracts.............................................      142,879
                                                                   ------------
      Change in net unrealized appreciation or depreciation.......    8,075,012
                                                                   ------------
   Net realized and unrealized gain...............................   15,630,628
                                                                   ------------
   Net increase in net assets resulting from operations...........  $18,192,786
                                                                   ============



                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

                                              Year Ended        Period Ended
                                           December 31, 1998 December 31, 1997*
                                           ----------------- ------------------
  OPERATIONS:
   Net investment income..................    $  2,562,158       $   356,005
   Net realized gain......................       7,555,616            69,403
   Change in net unrealized appreciation
    or depreciation.......................       8,075,012           248,640
                                             -------------      ------------
   Net increase in net assets resulting
    from operations.......................      18,192,786           674,048
                                             -------------      ------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold............................     100,954,362        72,956,730
   Shares redeemed........................     (13,805,858)          --
                                             -------------      ------------
   Net increase in net assets resulting
    from capital share transactions (a)...      87,148,504        72,956,730
                                             -------------      ------------
      TOTAL INCREASE IN NET ASSETS........     105,341,290        73,630,778
                                             -------------      ------------
  NET ASSETS:
   Beginning of period....................      73,630,788                10
                                             -------------      ------------
   End of period (including accumulated
    net investment income of $2,918,163
    and $356,005, respectively)...........    $178,972,078       $73,630,788
                                             =============      ============
  (a) A summary of capital share
   transactions follows:
                                                Shares             Shares
                                             -------------      ------------
   Shares sold............................       8,606,307         7,143,966
   Shares redeemed........................      (1,209,048)          --
                                             -------------      ------------
    Net increase in shares outstanding....       7,397,259         7,143,966
                                             =============      ============

 * The Fund commenced operations August 29, 1997.


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                Year              Period
                                                Ended             Ended
                                          December 31, 1998 December 31, 1997*
                                          ----------------- ------------------
  Net asset value, beginning of period...      $10.3067          $10.0000
                                              ---------         ---------
  Income from investment operations:
   Net investment income.................        0.1508            0.0498
   Net realized and unrealized gain......        1.8504            0.2569
                                              ---------         ---------
    Total income from investment
     operations..........................        2.0012            0.3067
                                              ---------         ---------
  Net asset value, end of period.........      $12.3079          $10.3067
                                              =========         =========
  Total return (non-annualized)..........        19.42%             3.07%
  Ratios/Supplemental data
   Net assets, end of period (in 000s)...      $178,972          $ 73,631
   Ratio of expenses to average net
    assets:
    Before expense reimbursement.........         0.02%             0.05%**
    After expense reimbursement..........         0.01%             0.01%**
   Ratio of net investment income to
    average net assets:
    Before expense reimbursement.........         1.78%             2.01%**
    After expense reimbursement..........         1.79%             2.05%**
   Portfolio turnover rate...............           46%                9%

 *The Fund commenced operations August 29, 1997.
 **Annualized


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

The Brinson U.S. Large Capitalization Value Equity Fund was launched on June 25, 1998, to better serve the unique needs of our investor base. The Fund is an actively managed portfolio that seeks to achieve long-term total returns above that of its benchmark, the Russell 1000 Value Index, consistent with reasonable investment risk, as measured relative to its benchmark.

Since its performance inception on June 30, 1998, the Brinson U.S. Large Capitalization Value Equity Fund has returned 3.71% versus 3.10% of the index. The Fund has achieved this positive result by applying Brinson Partner's proven price/value philosophy and disciplined approach to the constituent stocks comprising the Russell 1000 Index. Strong stock selection in the Fund provided nearly all of the added value relative to the benchmark for the six-month period.

The second half of 1998 was a tumultuous time for the broader stock market indexes, as well as the Russell 1000 Value Index. The index lost over 11.5% of its value in the third quarter, then edged ahead of its second quarter highs by closing the fourth quarter with an astounding 16.60% gain. The risk evidenced by this volatility was exacerbated by a large stratification of returns across various size segments of the market, as investors turned to large stable growth stocks for safety. During the second half of 1998, small capitalization value stocks (as measured by the Russell 2000 Value Index) ended down over 10%.

Industry and factor positions going into 1999 reflect our views that economic growth will be stable, and that the recent disparities between large growth-oriented stocks and more traditional value-oriented holdings will see some mediation. The Fund's largest industry overweights are to the transportation, consumer, and basic industries, with underweights to the utility, energy and financial stocks. The Fund's largest relative factor exposures are underweights to size and relative strength, with overweights to more traditional price/value measures.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                       6 Months 6/30/98*
                                                        Ended      to
                                                       12/31/98 12/31/98
------------------------------------------------------------------------
  Brinson U.S. Large Capitalization Value Equity Fund    3.71%    3.71%
------------------------------------------------------------------------
  Russell 1000 Value Index                               3.10     3.10
------------------------------------------------------------------------
*Performance inception date of the Brinson U.S. Large Capitalization Value
 Equity Fund

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Value Equity Fund and the Russell 1000 Value Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Value Equity Fund vs. Russell 1000 Value Index

    [LINE GRAPH OF BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND VS.
                    RUSSELL 1000 VALUE INDEX APPEARS HERE]


                       Brinson U.S. Large
                         Capitalization            Russell 1000
          Date          Value Equity Fund           Value Index
        --------        ------------------      ------------------
         6/30/98            100,000                 100,000
         7/31/98             98,283                  98,235
         8/31/98             85,567                  83,616
         9/30/98             92,840                  88,415
        10/31/98             97,557                  95,264
        11/30/98            102,132                  99,702
        12/31/98            103,707                 103,096

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998

U.S. EQUITIES
Basic Industries
  Chemicals.............................................................   4.64%
  Housing/Paper.........................................................  10.58
                                                                         ------
                                                                          15.22
Capital Investment
  Capital Goods.........................................................   8.88
  Technology............................................................   1.43
                                                                         ------
                                                                          10.31
Consumer
  Autos/Durables........................................................   6.79
  Health: Drugs.........................................................   3.31
  Health: Non-Drugs.....................................................   2.04
  Non-Durables..........................................................   2.92
  Retail/Apparel........................................................   6.80
                                                                         ------
                                                                          21.86
Energy..................................................................   5.41
Financial
  Banks.................................................................  13.50
  Non-Banks.............................................................   9.22
                                                                         ------
                                                                          22.72
Transportation..........................................................  10.30
Utilities
  Electric..............................................................   8.54
  Telephone.............................................................   4.32
                                                                         ------
                                                                          12.86
                                                                         ------
  Total U.S. Equities...................................................  98.68*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   1.08*
                                                                         ------
 TOTAL INVESTMENTS......................................................  99.76
CASH AND OTHER ASSETS, LESS
LIABILITIES.............................................................   0.24
                                                                         ------
  NET ASSETS............................................................ 100.00%
                                                                         ======
------------------------------------------------------------

* The Fund held a long position in stock index futures which increased U.S. Equity exposure from 98.68% to 99.79%. This adjustment resulted in a decrease in the Fund's exposure to Short-Term Investments from 1.08% to -0.03%.
TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1998

                                Percent of
                                Net Assets
------------------------------------------
 1. Wells Fargo Co. ...........    4.24%
 2. Kimberly-Clark Corp. ......    3.47
 3. Chase Manhattan Corp. .....    3.42
 4. Raytheon Co., Class B......    3.39
 5. Burlington Northern Santa
    Fe Corp. ..................    3.36
 6. FDX Corp. .................    3.31
 7. Lockheed Martin Corp. .....    3.15
 8. Advanced Micro Devices,
    Inc. ......................    2.96
 9. Aetna, Inc. ...............    2.92
10. ALLTEL Corp. ..............    2.86
------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
December 31, 1998

                                                          Shares      Value
                                                          ------- -------------
U.S. Equities - 98.68%
Advanced Micro Devices, Inc. (b)......................... 114,800  $  3,322,025
Aetna, Inc...............................................  41,800     3,286,525
Allergan, Inc. ..........................................  29,800     1,929,550
ALLTEL Corp. ............................................  53,700     3,211,931
Aon Corp. ...............................................  40,100     2,220,538
Archer Daniels Midland Co. .............................. 125,400     2,155,313
AT&T Corp. ..............................................  21,800     1,640,450
Atlantic Richfield Co. ..................................  28,200     1,840,050
Burlington Northern Santa Fe Corp. ...................... 111,900     3,776,625
Champion International Corp. ............................  41,800     1,692,900
Chase Manhattan Corp. ...................................  56,400     3,838,725
Circuit City Stores--Circuit City Group..................  61,000     3,046,187
CMS Energy Corp. ........................................  64,600     3,129,062
Consolidated Stores Corp. (b)............................ 127,200     2,567,850
Crown Cork & Seal Co., Inc. .............................  96,000     2,958,000
Cummins Engine Co., Inc. ................................  44,300     1,572,650
Dow Chemical Co. ........................................  17,900     1,627,781
Entergy Corp. ...........................................  19,400       603,825
FDX Corp. (b)............................................  41,800     3,720,200
First Security Corp. .................................... 121,800     2,847,075
Fleet Financial Group, Inc. .............................  59,100     2,641,031
Fleetwood Enterprises, Inc. .............................  35,700     1,240,575
General Motors Corp. ....................................  41,800     2,991,312
Genzyme Corp. (b)........................................  35,800     1,781,050
Genzyme-Molecular Oncology (b)...........................   4,035        13,114
GreenPoint Financial Corp. ..............................  70,600     2,479,825
Household International, Inc. ...........................  60,000     2,377,500
Illinova Corp. ..........................................  71,600     1,790,000
IMC Global, Inc. ........................................  97,700     2,088,338
Johnson Controls, Inc. ..................................  30,200     1,781,800
Kerr-McGee Corp. ........................................  47,800     1,828,350
Kimberly-Clark Corp. ....................................  71,600     3,902,200
Lear Corp. (b)...........................................  79,500     3,060,750
Lockheed Martin Corp. ...................................  41,800     3,542,550
Lyondell Petrochemical Co. ..............................  83,600     1,504,800
National Semiconductor Corp. (b)......................... 119,400     1,611,900
National Service Industries, Inc. .......................  29,700     1,128,600
Norfolk Southern Corp. ..................................  89,800     2,845,538
Northeast Utilities (b).................................. 143,300     2,292,800
Occidental Petroleum Corp. ..............................  91,600     1,545,750
Raytheon Co., Class B....................................  71,600     3,812,700
Sears, Roebuck and Co. ..................................  47,800     2,031,500
Southdown, Inc. .........................................  28,100     1,663,169
St. Jude Medical, Inc. (b)...............................  82,600     2,286,988

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
December 31, 1998

                                                         Shares       Value
                                                        --------- -------------
U.S. Equities - (continued)
Ultramar Diamond Shamrock Corp. ......................     35,800  $    868,150
Union Planters Corp. .................................     23,900     1,082,969
Wells Fargo Co. ......................................    119,400     4,768,537
YORK International Corp. .............................     23,700       967,256
                                                                  -------------
Total U.S. Equities (Cost $108,662,936)...............              110,916,314
                                                                  -------------
Short-Term Investments - 1.08%
Investment Companies - 1.04%
Brinson Supplementary Trust U.S. Cash Management Prime
 Fund.................................................  1,164,404     1,164,404
                                                                  -------------
                                                          Face
                                                         Amount
                                                        ---------
US Government Obligations - 0.04%
U.S. Treasury Bill, due 02/25/99......................  $  50,000        49,689
                                                                  -------------
Total Short-Term Investments (Cost $1,214,066)........                1,214,093
                                                                  -------------
Total Investments (Cost $109,877,002) - 99.76% (a)....              112,130,407
Cash and other assets, less liabilities - 0.24%.......                  270,370
                                                                  -------------
Net Assets - 100%.....................................             $112,400,777
                                                                  =============




               See accompanying notes to schedule of investments.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $109,877,002; and net unrealized appreciation consisted of:

         Gross unrealized appreciation.............  $ 9,363,556
         Gross unrealized depreciation.............   (7,110,151)
                                                    ------------
             Net unrealized appreciation...........  $ 2,253,405
                                                    ============

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson U.S. Large Capitalization Value Equity Fund had the following open futures contracts as of December 31, 1998:

                                    Settlement             Current   Unrealized
                                       Date       Cost      Value      Gain
                                    ---------- ---------- ---------- ----------
Index Futures Buy Contracts
S&P 500 Index, 4 contracts......... March 1999 $1,162,278 $1,245,500   $83,222
                                                                      ========

The market value of cash and investments pledged to cover margin requirements for the open futures positions at December 31, 1998 were $76,500 and $49,689, respectively.


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATIONVALUE EQUITY FUND
                                                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $108,712,598).......................  $110,966,003
  Affiliated issuers (Cost $1,164,404)...........................     1,164,404
 Cash............................................................        76,464
 Receivables:
  Dividends......................................................       182,524
  Interest.......................................................         5,812
  Due from Advisor...............................................        10,229
  Variation margin...............................................         3,400
                                                                  -------------
    TOTAL ASSETS.................................................   112,408,836
                                                                  -------------
LIABILITIES:
 Payables:
  Accrued expenses...............................................         8,059
                                                                  -------------
    TOTAL LIABILITIES............................................         8,059
                                                                  -------------
NET ASSETS:
 Applicable to 10,722,024 shares; no par value, unlimited shares authorized.....................................................  $112,400,777
                                                                  =============
 Net asset value, offering price and redemption price per share
  ($112,400,777 / 10,722,024 shares).............................  $    10.4832
                                                                  =============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $107,442,301
 Accumulated net investment income...............................     1,118,897
 Accumulated net realized gain...................................     1,502,952
 Net unrealized appreciation.....................................     2,336,627
                                                                  -------------
    NET ASSETS...................................................  $112,400,777
                                                                  =============



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATIONVALUE EQUITY FUND
                                                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

INVESTMENT INCOME:
 Dividends.........................................................  $1,089,772
 Interest..........................................................      34,387
                                                                    -----------
    TOTAL INCOME...................................................   1,124,159
                                                                    -----------
EXPENSES:
 Professional......................................................      10,230
 Custodian.........................................................       1,334
 Directors.........................................................       3,162
 Other.............................................................         765
                                                                    -----------
    TOTAL EXPENSES.................................................      15,491
                                                                    -----------
    Expense reimbursed by Advisor..................................     (10,229)
                                                                    -----------
    NET EXPENSES...................................................       5,262
                                                                    -----------
    NET INVESTMENT INCOME..........................................   1,118,897
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments......................................................   1,615,180
  Futures contracts................................................    (112,228)
                                                                    -----------
    Net realized gain..............................................   1,502,952
                                                                    -----------
 Change in net unrealized appreciation or depreciation on:
  Investments......................................................   2,253,405
  Futures contracts................................................      83,222
                                                                    -----------
    Change in net unrealized appreciation..........................   2,336,627
                                                                    -----------
 Net realized and unrealized gain..................................   3,839,579
                                                                    -----------
 Net increase in net assets resulting from operations..............  $4,958,476
                                                                    ===========

*The Fund commenced operations on June 25, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATIONVALUE EQUITY FUND
                                                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   Period
                                                                   Ended
                                                             December 31, 1998*
                                                             ------------------
OPERATIONS:
 Net investment income......................................    $  1,118,897
 Net realized gain..........................................       1,502,952
 Change in net unrealized appreciation or depreciation......       2,336,627
                                                               -------------
 Net increase in net assets resulting from operations.......       4,958,476
                                                               -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................................     110,145,291
 Shares redeemed............................................      (2,703,000)
                                                               -------------
 Net increase in net assets resulting from capital share
  transactions (a)..........................................     107,442,291
                                                               -------------
    TOTAL INCREASE IN NET ASSETS............................     112,400,767
                                                               -------------
NET ASSETS:
 Beginning of period........................................              10
                                                               -------------
 End of period (including accumulated net investment income
  of $1,118,897)............................................    $112,400,777
                                                               =============
(a) A summary of capital share transactions follows:
                                                                   Shares
                                                             ------------------
 Shares sold................................................      11,008,212
 Shares redeemed............................................        (286,189)
                                                               -------------
  Net increase in shares outstanding........................      10,722,023
                                                               =============

*The Fund commenced operations June 25, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                    Period
                                                                    Ended
                                                              December 31, 1998*
                                                              ------------------
Net asset value, beginning of period.........................      $10.0000
                                                                  ---------
 Net investment income.......................................        0.1044
 Net unrealized gain.........................................        0.3788
                                                                  ---------
  Total income from investment operations....................        0.4832
                                                                  ---------
Net asset value, end of period...............................      $10.4832
                                                                  =========
Total return (non-annualized)................................          4.83%
Ratios/Supplemental data
 Net assets, end of period (in 000s).........................      $112,401
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................          0.03%**
  After expense reimbursement................................          0.01%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................          2.04%**
  After expense reimbursement................................          2.06%**
 Portfolio turnover rate.....................................            35%

*The Fund commenced operations June 25, 1998.
**Annualized


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

The Brinson Post-Venture Fund invests in common stocks of companies with market capitalizations between $50 and $810 million, which represent the lower 7.5% of value of the Wilshire 5000 Equity Index. We define this equity sector as the "mini-cap" sector. The Fund's emphasis is on companies that developed with the assistance of professional venture capitalists since, we believe, venture-backed companies have stronger management and are better positioned for growth in the future.

The Brinson Post-Venture Fund has provided an annualized return of 18.98% since its performance inception on April 30, 1995, versus a return of 15.12% for its benchmark, the Wilshire Small Stock Index. The Wilshire Small Stock Index is a market capitalization weighted index of roughly 3,600 mini-cap companies. The Post-Venture Fund's annualized volatility was 16.42% over the same time period, lower than the benchmark volatility of 20.00%. For the year ended December 31, 1998, the Post-Venture Fund had a -5.62% return, compared to a -3.99% return for the Wilshire Small Stock Index.

The Post-Venture Fund's 1998 relative performance was adversely affected by stock selection within the apparel, business services, and media industries. The Fund's absence of exposure to Internet-related stocks, whose strong performance was aided by speculative fervor, also detracted from relative performance. Stock selection within the trucking, consumer durables, and drugs and medicine industries enhanced results, as did the Fund's underweight in energy. Specific stocks that enhanced performance included: Marquette Medical Systems, a leading producer of systems for patient monitoring and diagnostic cardiology; Landstar System Inc., a full load trucking company which utilizes the services of truckers who own their own trucks; Altron Inc., a contract manufacturer specializing in custom electronic assemblies and multilayer printed circuit boards; National Computer Systems Inc., a provider of financial management, student information, and instructional management software and services; and NCI Building Systems, Inc., a maker of metal buildings and other building components.

The strategy of the Brinson Post-Venture Fund is to invest in companies with strong management teams, significant competitive strengths in growing markets, and strong financial positions. This entails identifying target companies that exhibit, among other attributes, innovative management, low ratios of market capitalization to sales, and previous venture capital backing. Each company selected for inclusion in the Fund is scrutinized through on-site visits, discussions with investment banking firms and venture capitalists, and intensive valuation techniques. Investments in 28 new companies were made in 1998 using this process, while 28 companies were removed. Consistent with its focus to add value through detailed screening of the operating potential of smaller companies, the Fund emphasizes stock selection and does not make use of market hedging strategies.

Entering 1999, we are particularly encouraged by the relative total return potential of our larger portfolio holdings. These holdings include: Emmis Communications Corp., a diversified communications company with television, radio broadcasting and magazine publishing operations; Scotsman Industries, Inc., a producer of commercial refrigeration products for the foodservice and food retail industries; Kellwood Company, a manufacturer of moderately priced women's apparel and recreational camping products; and Computer Task Group Inc., a leading international information technology services company.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

Total Return

                            6 Months  1 Year  3 Years  Annualized
                             Ended    Ended    Ended    4/30/95*
                            12/31/98 12/31/98 12/31/98 to 12/31/98
------------------------------------------------------------------
Brinson Post-Venture Fund    -10.45%  -5.62%   16.44%     18.98%
------------------------------------------------------------------
Wilshire Small Stock Index    -9.54   -3.99    11.78      15.12
------------------------------------------------------------------

*Performance inception date of the Brinson Post-Venture Fund
All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Post-Venture Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Post-Venture Fund vs. Wilshire Small Stock Index

   [LINE GRAPH OF BRINSON POST-VENTURE FUND VS. WILSHIRE SMALL STOCK INDEX
                                 APPEARS HERE]

              Brinson Post-Venture Fund      Wilshire Small Stock Index
              -------------------------      --------------------------

 4/30/95               100,000                          100,000
 5/31/95               100,802                          102,030
 6/30/95               105,306                          107,958
 7/31/95               109,310                          114,392
 8/31/95               113,508                          117,835
 9/30/95               113,864                          120,475
10/31/95               112,673                          114,391
11/30/95               117,557                          117,308
12/31/95               119,936                          119,959
 1/31/96               118,542                          120,835
 2/29/96               121,360                          124,279
 3/31/96               125,800                          127,895
 4/30/96               134,578                          137,283
 5/31/96               141,097                          146,233
 6/30/96               135,051                          139,755
 7/31/96               126,673                          126,283
 8/31/96               135,902                          132,155
 9/30/96               140,758                          136,477
10/31/96               142,806                          134,334
11/30/96               148,199                          138,203
12/31/96               152,509                          142,100
 1/31/97               154,820                          146,931
 2/28/97               153,430                          143,038
 3/31/97               149,872                          135,628
 4/30/97               147,152                          132,536
 5/31/97               161,939                          147,685
 6/30/97               171,055                          156,561
 7/31/97               183,111                          164,561
 8/31/97               191,388                          170,222
 9/30/97               205,843                          184,606
10/31/97               199,239                          177,074
11/30/97               198,700                          173,745
12/31/97               200,635                          174,527
 1/31/98               198,854                          173,305
 2/28/98               211,131                          185,610
 3/31/98               219,726                          194,686
 4/30/98               224,013                          197,548
 5/31/98               214,001                          186,683
 6/30/98               211,458                          185,226
 7/31/98               196,004                          172,390
 8/31/98               164,747                          137,602
 9/30/98               170,480                          145,968
10/31/98               174,399                          150,873
11/30/98               182,545                          160,544
12/31/98               189,356                          167,559

Fund returns are net of all fees and costs, while the index returns are based on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------
Industry Diversification

As a Percent of Net Assets
As of December 31, 1998

U.S. EQUITIES
  Capital Goods.........................................................   6.15%
Consumer
  Durables..............................................................   6.46
  Non-Durables..........................................................  13.24
                                                                         ------
                                                                          19.70
Energy                                                                     0.93
Finance
  Banks.................................................................   4.63
  Non Banks.............................................................  18.07
                                                                         ------
                                                                          22.70
Materials & Services....................................................  18.08
Technology..............................................................  14.21
Transportation..........................................................   7.32
Utilities...............................................................   4.18
                                                                         ------
    Total U.S. Equities.................................................  93.27*
                                                                         ------
SHORT-TERM INVESTMENTS..................................................   6.87*
                                                                         ------
    TOTAL INVESTMENTS................................................... 100.14
LIABILITIES, LESS CASH AND OTHER ASSETS................................. (0.14)
                                                                         ------
    NET ASSETS.......................................................... 100.00%
                                                                         ======

--------------------------------------------------------------------------------
* The Fund held a long position in stock index futures which increased U.S. Equity exposure from 93.27% to 98.80%. This adjustment resulted in a decrease in the Fund's exposure to Short-Term Investments from 6.87% to 1.34%.

TOP TEN U.S. EQUITY HOLDINGS

As of December 31, 1998

                                                Percent of
                                                Net Assets
----------------------------------------------------------
 1. Financial Security Assurance Holdings Ltd.     3.07%
 2. Shorewood Packaging Corp.                      2.85
 3. Coachmen Industries, Inc.                      2.61
 4. LTC Properties, Inc.                           2.33
 5. Benchmark Electronics, Inc.                    2.25
 6. Innkeepers USA Trust                           2.19
 7. North Fork Bancorporation, Inc.                2.07
 8. Emmis Communications Corp.                     1.90
 9. Maxim Group, Inc.                              1.74
10. Connecticut Energy Corp.                       1.60
----------------------------------------------------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                         Shares       Value
                                                       ----------- ------------

Equities - 93.27%
U.S. Equities - 93.27%
AFC Cable Systems, Inc. (b)...........................      81,562 $  2,742,522
Align-Rite International, Inc. (b)....................     143,100    1,663,538
Allied Capital Corp. II...............................     172,240    2,981,905
American Business Products, Inc. .....................     250,970    5,897,795
Amerus Life Holdings, Inc., Class A...................     204,300    4,571,212
Apartment Investment & Management Co., Class A........      98,422    3,660,068
Applied Power, Inc., Class A..........................      31,000    1,170,250
Ascent Entertainment Group, Inc. (b)..................     213,100    1,571,612
Atmos Energy Corp. ...................................      84,050    2,710,613
Bacou USA, Inc. (b)...................................     289,900    6,232,850
BancTec, Inc. (b).....................................     373,400    4,690,838
BEI Medical System Co., Inc. (b)......................     215,400      417,338
BEI Technologies, Inc. ...............................     208,100    1,950,937
Benchmark Electronics, Inc. (b).......................     245,400    8,987,775
Bioreliance Corp. (b).................................      75,200      601,600
Bon-Ton Stores, Inc. (b)..............................     210,719    1,606,732
Cadmus Communications Corp. ..........................     153,400    2,895,425
Callon Petroleum Co. (b)..............................     202,500    2,354,062
Carmike Cinemas, Inc., Class A (b)....................     177,200    3,599,375
Celadon Group, Inc. (b)...............................     152,800    2,177,400
CenterPoint Properties Corp. .........................     178,400    6,032,150
CFI ProServices, Inc. (b).............................     167,400    1,946,025
Clean Harbors, Inc. (b)...............................     186,100      279,150
Coachmen Industries, Inc. ............................     397,399   10,431,724
Commonwealth Industries, Inc. ........................     432,000    4,050,000
Computer Task Group, Inc. ............................     145,900    3,957,538
Connecticut Energy Corp. .............................     210,300    6,414,150
Coventry Health Care, Inc. (b)........................      70,695      623,000
Crown Crafts, Inc. ...................................     253,500    1,568,531
Dayton Superior Corp. (b).............................     192,700    3,709,475
Delta Financial Corp. (b).............................     265,100    1,574,031
Department 56, Inc. (b)...............................      88,900    3,339,306
Diagnostic Products Corp. ............................      25,200      784,350
Dress Barn, Inc. (b)..................................     188,150    2,857,528
DT Industries, Inc. ..................................     303,700    4,783,275
Electromagnetic Sciences, Inc. (b)....................     227,100    3,179,400
Emmis Communications Corp. (b)........................     175,000    7,590,625
EndoSonics Corp. (b)..................................      30,900      307,069
Evans & Sutherland Computer Corp. (b).................     142,200    2,506,275
Exabyte Corp. (b).....................................     332,600    1,829,300
FBL Financial Group, Inc., Class A....................     156,500    3,795,125
Fidelity National Corp. ..............................     189,900    2,041,425
Financial Security Assurance Holdings Ltd. ...........     226,273   12,275,310
Genesco, Inc. (b).....................................     288,700    1,641,981

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                         Shares       Value
                                                       ----------- ------------

U.S. Equities - (continued)
Golf Trust of America, Inc. ..........................     137,700 $  3,821,175
Gradall Industries, Inc. (b)..........................     258,900    3,721,687
Granite Broadcasting Corp. (b)........................     249,200    1,495,200
Granite Broadcasting Corp., Preferred.................      31,300    1,064,200
Haggar Corp. .........................................     207,200    2,369,850
Hardinge, Inc. .......................................     170,550    3,144,516
Hartmarx Corp. (b)....................................     423,300    2,381,062
Helen of Troy Ltd. (b)................................     172,000    2,526,250
Herbalife International, Inc., Class B................     228,500    2,613,469
Hollywood Park, Inc. (b)..............................     228,900    1,902,731
Hologic, Inc. (b).....................................      71,400      865,725
Huffy Corp. ..........................................      95,850    1,581,525
Hycor Biomedical, Inc. (b)............................     222,100      232,512
Innkeepers USA Trust..................................     740,200    8,743,612
Integrated Circuit Systems, Inc. (b)..................     201,600    3,553,200
InterTan, Inc. (b)....................................     326,700    1,898,944
inTEST Corp. (b)......................................     172,900    1,426,425
Jason, Inc. (b).......................................     532,900    4,463,037
JLM Industries, Inc. (b)..............................     194,200      995,275
Kellwood Co. .........................................     143,675    3,591,875
Kevco, Inc. (b).......................................     203,500    1,475,375
Kitty Hawk, Inc. (b)..................................      73,800      811,800
KLLM Transport Services, Inc. (b).....................     150,765    1,111,892
Landstar System, Inc. (b).............................     136,200    5,550,150
LTC Properties, Inc. .................................     561,400    9,333,275
M & F Worldwide Corp. (b).............................     238,800    2,402,925
Mac-Gray Corp. (b)....................................     186,000    2,115,750
MacNeal-Schwendler Corp. (b)..........................     301,320    2,109,240
M/A/R/C, Inc. ........................................     164,170    1,744,306
Mariner Post - Acute Network, Inc. (b)................      81,100      370,019
Maxim Group, Inc. (b).................................     289,600    6,950,400
Medallion Financial Corp. ............................     101,900    1,458,444
Methode Electronics, Inc., Class A....................     164,180    2,565,313
Metro Bancshares, Inc. ...............................      62,900      676,175
Microsemi Corp. (b)...................................     323,000    3,553,000
Middleby Corp. (b)....................................     282,300    1,023,337
Midway Airlines Corp. (b).............................     218,300    2,619,600
M.S. Carriers, Inc. (b)...............................     126,100    4,153,419
National Information Group............................     119,850    2,486,887
NCI Building Systems, Inc. (b)........................     170,600    4,798,125
Nichols Research Corp. (b)............................     194,854    4,067,577
North Fork Bancorporation, Inc. ......................     346,200    8,287,163
Norton McNaughton, Inc. (b)...........................     225,800      536,275
OEA, Inc. ............................................     169,800    2,005,763

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                         Shares       Value
                                                       ----------- ------------

U.S. Equities - (continued)
OPTEK Technology, Inc. (b)............................     108,100  $ 2,040,388
OSI Systems, Inc. (b).................................     315,600    2,722,050
Paging Network, Inc. (b)..............................     379,400    1,778,438
PBOC Holdings, Inc. (b)...............................     177,900    1,823,475
Piccadilly Cafeterias, Inc. ..........................     250,400    2,629,200
Pluma, Inc. (b).......................................     112,229      210,429
Pool Energy Services Co. (b)..........................     122,700    1,326,694
Premier Financial Bancorp, Inc. ......................     122,340    2,018,610
Pride International, Inc. (b).........................     390,200    2,755,787
ProCyte Corp. (b).....................................     291,500      127,531
Quixote Corp. ........................................     222,100    2,734,606
Rainbow Technologies, Inc. (b)........................     291,700    5,487,606
Ramsay Health Care, Inc. (b)..........................     161,800      262,925
Rare Hospitality International Inc. (b)...............     230,161    3,222,254
Regal Beloit Corp. ...................................     201,920    4,644,160
Republic Group, Inc. .................................      30,200      605,888
RFS Hotel Investors, Inc. ............................     485,100    5,942,475
Russ Berrie & Co., Inc. ..............................      55,500    1,304,250
Safeguard Health Enterprises, Inc. (b)................     141,100      467,394
Saga Communications, Inc., Class A (b)................      91,200    1,869,600
Sanfilippo (John B.) & Son, Inc. (b)..................     261,100    1,109,675
Sanmina Corp. (b).....................................           1           63
SBS Technologies, Inc. (b)............................      81,800    1,513,300
Scotsman Industries, Inc. ............................     303,200    6,234,550
Shaw Group, Inc. (b)..................................     218,700    1,749,600
Shelby Williams Industries, Inc. .....................     203,400    2,440,800
Sholodge, Inc. (b)....................................     156,300      879,187
Shorewood Packaging Corp. (b).........................     556,200   11,402,100
Silicon Valley Bancshares (b).........................     121,080    2,062,144
SOS Staffing Services, Inc. (b).......................     384,700    2,789,075
Special Metals Corp. (b)..............................     124,000    1,108,250
Stanley Furniture Co., Inc. (b).......................     188,620    3,442,315
Storage USA, Inc. ....................................     162,900    5,263,706
Sun Healthcare Group, Inc. (b)........................     284,880    1,869,525
Swisher International Group, Inc., Class A (b)........      29,700      267,300
TBC Corp. (b).........................................     370,500    2,639,813
Team, Inc. ...........................................     110,980      402,302
Tractor Supply Co. (b)................................      80,000    1,920,000
Trimble Navigation Limited (b)........................     140,400    1,017,900
Vans, Inc. (b)........................................     195,800    1,346,125
Varlen Corp. .........................................      97,375    2,245,711
Weider Nutrition International, Inc. .................     215,900    1,376,363
York Group, Inc. .....................................     131,900    1,253,050
                                                                   ------------
Total Equities (Cost $372,647,221)....................              372,905,684
                                                                   ------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares       Value
                                                     ---------- -------------
Short-Term Investments - 6.87%
Investment Company - 6.60%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund......................................... 26,377,775  $ 26,377,775
                                                        Face
                                                       Amount
                                                     ----------
U.S. Government Obligations - 0.27%
U.S. Treasury Bill due 2/25/99...................... $1,100,000     1,093,168
                                                                -------------
Total Short-Term Investments (Cost $27,470,347).....               27,470,943
                                                                -------------
Total Investments (Cost $400,117,568) - 100.14%
 (a)................................................              400,376,627
Liabilities, less cash and other assets - (0.14)%...                 (554,575)
                                                                -------------
Net Assets - 100%...................................             $399,822,052
                                                                =============


               See accompanying notes to schedule of investments.

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $400,117,568; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $58,366,921
         Gross unrealized depreciation............  (58,107,862)
                                                   ------------
             Net unrealized appreciation..........  $   259,059
                                                   ============

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson Post-Venture Fund had the following open futures contracts as of December 31, 1998:

                                 Settlement               Current   Unrealized
                                    Date       Cost        Value       Gain
                                 ---------- ----------- ----------- -----------
Index Futures Buy Contracts
S&P 500 Index, 71 contracts..... March 1999 $20,704,509 $22,107,625  $1,403,116
                                                                    ===========

The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1998 were $360,000, and $1,093,168, respectively.




                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $373,739,793).......................  $373,998,852
  Affiliated issuers (Cost $26,377,775)..........................    26,377,775
 Cash............................................................       360,000
 Receivables:
  Investment securities sold.....................................       192,823
  Interest.......................................................       102,473
  Dividends......................................................       552,585
  Due from Advisor...............................................        21,407
  Variation margin...............................................        56,129
                                                                  -------------
    TOTAL ASSETS.................................................   401,662,044
                                                                  -------------
LIABILITIES:
 Payables:
  Investment securities purchased................................       568,585
  Fund shares redeemed...........................................     1,250,000
  Accrued expenses...............................................        21,407
                                                                  -------------
    TOTAL LIABILITIES............................................     1,839,992
                                                                  -------------
NET ASSETS:
 Applicable to 21,114,879 shares; no par value, unlimited shares authorized.....................................................  $399,822,052
                                                                  =============
Net asset value, offering and redemption price per share
 ($399,822,052 / 21,114,879 shares)..............................  $    18.9356
                                                                  =============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $221,069,475
 Accumulated net investment income...............................    22,361,464
 Accumulated net realized gain...................................   154,728,938
 Net unrealized appreciation.....................................     1,662,175
                                                                  -------------
    NET ASSETS...................................................  $399,822,052
                                                                  =============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
 Dividends......................................................  $  6,652,686
 Interest.......................................................     1,130,971
                                                                 -------------
    TOTAL INCOME................................................     7,783,657
                                                                 -------------
EXPENSES:
 Professional...................................................        32,384
 Custodian......................................................        10,165
 Trustees.......................................................         5,979
 Other..........................................................         3,572
                                                                 -------------
    TOTAL EXPENSES..............................................        52,100
                                                                 -------------
    Expenses reimbursed by Advisor..............................       (52,100)
                                                                 -------------
    NET EXPENSES................................................           --
                                                                 -------------
    NET INVESTMENT INCOME.......................................     7,783,657
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments...................................................    45,951,295
  Futures contracts.............................................     2,318,606
                                                                 -------------
    Net realized gain...........................................    48,269,901
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments...................................................   (82,880,216)
  Futures contracts.............................................     1,410,361
                                                                 -------------
    Change in net unrealized appreciation or depreciation.......   (81,469,855)
                                                                 -------------
 Net realized and unrealized loss...............................   (33,199,954)
                                                                 -------------
 Net decrease in net assets resulting from operations...........  $(25,416,297)
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Year           Year
                                                       Ended          Ended
                                                   December 31,   December 31,
                                                        1998           1997
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $  7,783,657   $  6,192,998
 Net realized gain................................    48,269,901     50,571,206
 Change in net unrealized appreciation or
  depreciation....................................   (81,469,855)    38,360,184
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations.................................   (25,416,297)    95,124,388
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................   135,747,147     44,110,536
 Shares redeemed..................................  (115,860,845)   (32,861,125)
                                                   -------------  -------------
 Net increase in net assets resulting from capital
  share transactions (a)..........................    19,886,302     11,249,411
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......    (5,529,995)   106,373,799
                                                   -------------  -------------
NET ASSETS:
 Beginning of year................................   405,352,047    298,978,248
                                                   -------------  -------------
 End of year (including accumulated net investment
  income of $22,361,464 and $14,577,807,
  respectively)...................................  $399,822,052   $405,352,047
                                                   =============  =============
(a) A summary of capital share transactions fol-
 lows:
                                                      Shares         Shares
                                                   -------------  -------------
 Shares sold......................................     6,754,624      2,434,473
 Shares redeemed..................................    (5,843,228)    (1,835,022)
                                                   -------------  -------------
  Net increase in shares outstanding..............       911,396        599,451
                                                   =============  =============


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                       Period
                                       Year Ended December 31,         Ended
                                    ------------------------------- December 31,
                                      1998        1997      1996       1995*
                                    ---------   --------- --------- ------------
Net asset value, beginning of
 period...........................   $20.0635    $15.2509  $11.9936   $10.0000
                                    ---------   --------- ---------  ---------
Income from investment operations:
 Net investment income............     0.3375      0.2938    0.2617     0.1660
 Net realized and unrealized gain
  (loss)..........................    (1.4654)     4.5188    2.9956     1.8276
                                    ---------   --------- ---------  ---------
  Total income (loss) from
   investment operations..........    (1.1279)     4.8126    3.2573     1.9936
                                    ---------   --------- ---------  ---------
Net asset value, end of period....   $18.9356    $20.0635  $15.2509   $11.9936
                                    =========   ========= =========  =========
Total return (non-annualized).....      (5.62)%    31.56%    27.16%      19.94%
Ratios/Supplemental data
 Net assets, end of period (in
  000s)...........................   $399,822    $405,352  $298,978   $256,810
 Ratio of expenses to average net
  assets:
   Before expense reimbursement...      0.01%       0.03%     0.09%      0.17%**
   After expense reimbursement....      0.00%       0.00%     0.00%      0.00%**
 Ratio of net investment income to
  average net assets:
   Before expense reimbursement...      1.90%       1.76%     1.78%      1.85%**
   After expense reimbursement....      1.91%       1.79%     1.87%      2.02%**
 Portfolio turnover rate..........        40%         45%       39%        25%

 *The Fund commenced operations April 28, 1995.
**Annualized


                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND
--------------------------------------------------------------------------------

 The Brinson Non-U.S. Equity Fund is actively managed, providing a fully integrated approach to the developed equity markets across the world. We employ fundamental valuation models to determine the relative attractiveness of aggregate markets, as well as of individual stocks. Our Fund construction process simultaneously sets country, currency, industry/factor and stock selection strategies. This interactive investment process has evolved within the context of an environment marked by growing globalization and increasingly integrated economies, industries and capital markets.

 The Brinson Non-U.S. Equity Fund has provided a return of 2.59% since its performance inception on June 30, 1998, compared to the 2.72% return of the MSCI World ex USA (Free) Index. With the exception of the Pacific Rim and several small markets, most developed equity markets enjoyed solid performance.

 Monetary Union, privatization, restructuring, merger activity and increased capital flows have boosted European equity markets. Despite their excellent performance, European corporations are still early into their restructuring, with the potential for improving profitability ahead. Europe is our largest overweight. Most Pacific markets continued to suffer the consequences of last year's currency crisis. This situation has been aggravated in Japan by flawed macroeconomic policies, a largely insolvent financial sector and an unprofitable domestic corporate sector. We remain significantly underweight in Japan, Hong Kong and Singapore. In comparison, Australia and New Zealand have been unduly impacted by their geographic proximity to Asia and are attractively priced. We maintain an overweight in these markets.

 Overall market allocation detracted from performance. Holding cash (through
 July) in a period of unusually strong returns and overweighting New Zealand offset the positive effects of underweighting Japan and overweighting Belgium and Finland. Currency management was hurt by the yen underweight and the New Zealand dollar and Australian dollar overweights. Stock selection was positive due to successful strategies in Japan, helped by the significant underweight to banks, overweight to blue chips and stock specific returns, but hurt in the U.K. due to stock specific factors, the underweight to size and the overweight to basic industries.

 BRINSON NON-U.S. EQUITY FUND
-----------------------------------------------------------------------
 Total Return
                                                  6 Months     6/30/98*
                                                   Ended          to
                                                  12/31/98     12/31/98
-----------------------------------------------------------------------
Brinson Non-U.S. Equity Fund**                      2.59%        2.59%
-----------------------------------------------------------------------
MSCI World ex USA (Free) Index ***                  2.72         2.72
-----------------------------------------------------------------------

 *   Performance inception date of the Brinson Non-U.S. Equity Fund.
 ** Effective on or around February 26,1999, the Non-U.S. Equity Fund will be renamed the Global (ex-U.S.) Equity Fund.
 *** Formerly known as the MSCI Non-U.S. Equity (Free) Index.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Non-U.S. Equity Fund and the MSCI World ex USA (Free) Index if you had invested $100,000 on June 30, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Non-U.S. Equity Fund
vs. MSCI World ex USA (Free) Index

               [LINE GRAPH OF BRINSON NON-U.S. EQUITY FUND VS.
                 MSCI WORLD EX USA (FREE) INDEX APPEARS HERE]

                           Brinson Non-U.S.     MSCI Unhedged
              Date           Equity Fund        Global (ex-U.S.)
             --------      ----------------     ----------------

              6/30/98          100,000              100,000
              7/31/98          101,820              100,660
              8/31/98           89,193               87,808
              9/30/98           86,983               85,299
             10/31/98           94,172               94,198
             11/30/98           98,923               98,985
             12/31/98          102,591              102,717


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON NON-U.S. EQUITY FUN
--------------------------------------------------------------------------------
Industry Diversification

As a Percent of Net Assets
As of December 31, 1998

NON-U.S. EQUITIES
 Aerospace & Military...........   0.46%
 Airlines.......................   0.17
 Appliances & Households........   1.11
 Autos/Durables.................   2.93
 Banking........................  10.34
 Beverages and Tobacco..........   3.56
 Broadcasting & Publishing......   2.80
 Building Materials.............   1.24
 Business & Public Service......   4.79
 Chemicals......................   4.30
 Construction...................   0.41
 Data Processing................   0.69
 Electric Components............   1.38
 Electronics....................   7.05
 Energy.........................   6.31
 Financial Services.............   1.87
 Food & House Products..........   3.72
 Forest Products................   1.05
 Health & Personal Care.........   9.63
 Housing/Paper..................   0.05
 Industrial Components..........   1.65
 Insurance......................   8.81
 Investment Companies...........   0.43
 Leisure & Tourism..............   0.23
 Machinery & Engineering........   0.22
 Merchandising..................   4.51
 Metals--Steel..................   0.88
 Multi-Industry.................   2.08
 Non-Ferrous Metals.............   1.08
 Real Estate....................   0.29
 Recreation.....................   0.69
 Telecommunications.............   8.67
 Textiles & Apparel.............   0.12
 Transportation.................   0.26
 Utilities......................   4.57
 Wholesale & International
  Trade.........................   0.07
                                 ------
  Total Non-U.S. Equities.......  98.42
                                 ------
SHORT-TERM INVESTMENTS..........   1.27
                                 ------
  TOTAL INVESTMENTS.............  99.69
CASH AND OTHER ASSETS
LESS LIABILITIES................   0.31
                                 ------
  NET ASSETS.................... 100.00%
                                 ======
TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1998

                             Percent of
                             Net Assets
---------------------------------------
 1. Novartis AG (Reg.)          2.35%
 2. Royal Dutch Petroleum Co.   1.92
 3. Nestle S.A. (Reg.)          1.76
 4. Nokia Oyj-A Shares          1.74
 5. Lloyds TSB Group PLC        1.68
 6. Bayer AG                    1.65
 7. Allianz AG                  1.62
 8. Glaxo Wellcome PLC          1.59
 9. Fortis AG Strip             1.42
10. Koninklijke KPN NV          1.40
---------------------------------------

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 December 31, 1998

                                                       Shares         Value
                                                    ------------- -------------

  Non-U.S. Equities - 98.42%
  Australia - 5.32%
  Amcor Ltd. ......................................        17,360  $     74,253
  Brambles Industries Ltd. ........................        11,960       291,616
  Broken Hill Proprietary Co., Ltd. ...............        45,050       332,129
  CSR Ltd. ........................................        63,110       154,459
  David Jones Ltd. ................................        83,900        92,636
  Lend Lease Corp., Ltd. ..........................        16,160       218,076
  National Australia Bank Ltd. ....................        36,600       552,280
  News Corp. Ltd. .................................        48,560       321,100
  News Corp. Ltd., Preferred.......................        23,120       140,825
  Orica Ltd. ......................................        14,380        74,888
  Pacific Dunlop Ltd. .............................        56,650        91,738
  Qantas Airways Ltd. .............................        64,030       130,789
  QBE Insurance Group Ltd. ........................        30,986       128,296
  Rio Tinto Ltd. ..................................        11,950       141,874
  Santos Ltd. .....................................        41,660       111,927
  Telstra Corp. Ltd. (b)...........................       123,890       579,834
  Westpac Banking Corp., Ltd. .....................        61,110       409,334
  WMC Ltd. ........................................        36,230       109,339
  Woolworth's Ltd. ................................        19,140        65,230
                                                                  -------------
                                                                      4,020,623
                                                                  -------------
  Belgium - 3.00%
  Electrabel S.A...................................         1,950       857,110
  Fortis AG........................................           140             8
  Fortis AG Strip..................................         2,970     1,076,344
  KBC Bancassurance Holding Strip (b)..............           150             9
  KBC Bancassurance Holding NV.....................         4,202       332,698
                                                                  -------------
                                                                      2,266,169
                                                                  -------------
  Canada - 2.29%
  Agrium, Inc. ....................................         6,320        55,547
  Alcan Aluminum Ltd. .............................         4,360       117,800
  Bank of Montreal.................................         2,690       108,055
  Canadian National Railway Co.....................         3,010       156,281
  Canadian Pacific Ltd. ...........................         8,180       152,842
  Extendicare, Inc., Class A (b)...................         6,060        34,324
  Hudson's Bay Co. ................................         6,680        84,152
  Imasco, Ltd. ....................................         4,200        89,414
  Imperial Oil Ltd. ...............................         7,940       126,906
  Magna International, Inc., Class A...............         1,040        64,594
  Newbridge Networks Corp. (b).....................         2,890        87,678
  NOVA Corp. ......................................         4,314        56,172
  Potash Corporation of Saskatchewan, Inc. ........         1,140        73,105
  Royal Bank of Canada.............................         3,180       158,482
  Seagram Co., Ltd. ...............................         1,500        56,885

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares         Value
                                                    ------------- -------------

  Canada - (continued)
  Shaw Communications, Inc., Class B...............         5,720  $    138,159
  TransCanada Pipelines Ltd. ......................         8,300       121,312
  Westcoast Energy, Inc. ..........................         2,480        49,245
                                                                  -------------
                                                                      1,730,953
                                                                  -------------
  Denmark - 0.56%
  Den Danske Bank Group............................           180        24,181
  Tele Danmark A/S.................................         2,950       398,154
                                                                  -------------
                                                                        422,335
                                                                  -------------
  Finland - 2.70%
  Merita Ltd., Class A.............................        51,810       329,479
  Nokia Oyj-A Shares...............................        10,730     1,313,860
  UPM-Kymmene Corp. ...............................        14,230       399,072
                                                                  -------------
                                                                      2,042,411
                                                                  -------------
  France - 10.19%
  Air Liquide......................................         2,570       471,564
  Alcatel Alsthom..................................         3,900       477,534
  Axa (b)..........................................         3,340       484,301
  Axa Certificate de Valeur Garante (b)............         1,480           702
  Banque Nationale de Paris........................         4,730       389,665
  Cie de Saint Gobain..............................         1,840       259,883
  Dexia France.....................................         1,900       292,847
  Elf Aquitaine S.A................................         2,580       298,357
  France Telecom S.A...............................         5,320       422,842
  Groupe Danone....................................           990       283,556
  Lagardere S.C.A..................................        11,230       477,449
  Michelin, Class B................................         4,790       191,645
  Paribas..........................................         2,500       217,366
  Pinault-Printemps-Redoute S.A....................         1,230       235,158
  Rhone-Poulenc, Class A...........................         6,990       359,873
  SEITA............................................         9,470       593,337
  Societe Generale.................................         1,860       301,332
  Suez Lyonnaise des Eaux S.A......................         2,580       530,206
  Thomson CSF......................................         8,290       356,163
  Total S.A., Class B..............................         3,520       356,650
  Vivendi..........................................         2,700       700,834
                                                                  -------------
                                                                      7,701,264
                                                                  -------------
  Germany - 11.34%
  Allianz AG.......................................         3,293     1,225,781
  Bayer AG.........................................        29,720     1,248,147
  DaimlerChrysler AG (b)...........................         9,073       901,526
  Deutsche Bank AG.................................         6,020       355,215
  Deutsche Telekom AG..............................        17,600       578,530
  Dresdner Bank AG.................................         8,220       344,474

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares         Value
                                                    ------------- -------------

  Germany - (continued)
  Hoechst AG.......................................         9,270  $    383,467
  Mannesmann AG....................................         6,820       789,238
  SAP AG...........................................           670       289,625
  Siemens AG.......................................        14,450       949,973
  Veba AG..........................................        17,120     1,014,496
  Volkswagen AG....................................         6,020       487,209
                                                                  -------------
                                                                      8,567,681
                                                                  -------------
  Italy - 4.34%
  Assicurazioni Generali...........................        17,000       711,365
  Danieli & Co. Savings (Risp).....................        16,000        63,847
  ENI Spa ADR......................................         1,520       102,980
  ENI Spa..........................................       126,000       825,257
  La Rinascente Spa................................        43,000       443,184
  Montedison Spa...................................       257,000       342,107
  San Paolo-Imi, Spa (b)...........................        20,495       362,932
  Telecom Italia Mobile Spa........................        58,000       429,124
                                                                  -------------
                                                                      3,280,796
                                                                  -------------
  Japan - 13.39%
  Acom Co., Ltd. ..................................         2,000       128,723
  Amada Co., Ltd. .................................        21,000       101,835
  Bridgestone Corp. ...............................         5,000       113,697
  Canon, Inc. .....................................        17,000       363,963
  Citizen Watch Co., Ltd. .........................        18,000       108,511
  Dai Nippon Printing Co., Ltd. ...................        19,000       303,528
  Daiichi Pharmaceutical Co., Ltd. ................        17,000       287,704
  Daikin Industries Ltd. ..........................        21,000       208,511
  Daiwa House Industry Co., Ltd. ..................        10,000       106,649
  Fanuc............................................         8,000       274,468
  Fuji Photo Film..................................         4,000       148,936
  Fujitsu..........................................        12,000       160,106
  Honda Motor Co. .................................        10,000       328,901
  Hoya Corp. ......................................         5,000       243,794
  Ito Yokado Co., Ltd. ............................         8,000       560,284
  Kaneka Corp. ....................................        21,000       157,686
  Kao Corp. .......................................         7,000       158,245
  Kirin Brewery Co., Ltd. .........................        23,000       293,617
  Kokuyo...........................................         6,000        80,904
  Kuraray Co., Ltd. ...............................        25,000       276,374
  Marui Co., Ltd. .................................        11,000       212,101
  Matsushita Electric Industrial Co. ..............        23,000       407,598
  NGK Insulators...................................        36,000       465,000
  Nintendo Corp., Ltd. ............................         2,000       194,149
  Nippon Denso Co., Ltd. ..........................        18,000       333,511
  Nippon Meat Packers, Inc. .......................        14,000       225,887

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares         Value
                                                    ------------- -------------

  Japan - (continued)
  Omron Corp. .....................................         6,000  $     82,340
  Sankyo Co., Ltd. ................................        15,000       328,457
  Secom Co., Ltd. .................................         5,000       414,894
  Sega Enterprises Ltd. ...........................         3,000        66,622
  Sekisui House Ltd. ..............................        19,000       201,286
  Shin-Etsu Chemical Co., Ltd. ....................         4,000        96,454
  Sony Corp. ......................................         4,300       313,732
  Sumitomo Chemical Co. ...........................        24,000        93,617
  Sumitomo Electric Industries.....................        17,000       191,551
  Takeda Chemical Industries.......................        13,000       501,330
  TDK Corp. .......................................         4,000       366,312
  Tokio Marine & Fire Insurance Co. ...............        19,000       227,394
  Toray Industries, Inc. ..........................        53,000       277,216
  Toshiba Corp. ...................................        48,000       286,383
  Toyota Motor Corp. ..............................        14,000       381,028
  Yamato Transport Co., Ltd. ......................         3,000        42,021
                                                                  -------------
                                                                     10,115,319
                                                                  -------------
  Netherlands - 7.22%
  ABN AMRO Holdings NV.............................        14,491       305,001
  Elsevier NV......................................        30,540       427,986
  Heineken NV......................................        10,460       629,818
  ING Groep NV.....................................        17,160     1,046,955
  KLM NV...........................................           110         3,329
  Koninklijke KPN NV...............................        21,097     1,056,705
  Royal Dutch Petroleum Co. .......................        29,180     1,453,791
  Unilever NV......................................         6,220       531,950
                                                                  -------------
                                                                      5,455,535
                                                                  -------------
  New Zealand - 1.99%
  Auckland International Airport Ltd. (b)..........        44,990        62,986
  Brierley Investments Ltd. .......................       311,660        70,800
  Carter Holt Harvey Ltd. .........................       111,360       100,014
  Fletcher Challenge Building......................        26,590        41,159
  Fletcher Challenge Energy........................        52,350        99,564
  Fletcher Challenge Paper.........................       101,960        68,409
  Lion Nathan Ltd. ................................        44,030       112,351
  Telecom Corp. of New Zealand Ltd. ...............       194,210       846,461
  Telecom Corp. of New Zealand Ltd. ADR............         2,800        99,925
                                                                  -------------
                                                                      1,501,669
                                                                  -------------
  Norway - 0.39%
  Norsk Hydro ASA..................................         3,890       131,215
  Norske Skogindustrier ASA........................         5,550       161,714
                                                                  -------------
                                                                        292,929
                                                                  -------------

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

  December 31, 1998
                                                       Shares         Value
                                                    ------------- -------------

  Singapore - 0.73%
  Singapore Press Holdings, Ltd. ..................        30,500  $    330,879
  United Overseas Bank Ltd. (Frgn.)................        34,000       218,424
                                                                  -------------
                                                                        549,303
                                                                  -------------
  Spain - 1.84%
  Banco Popular Espanol S.A. ......................         5,130       387,387
  Endesa S.A. .....................................        27,708       735,253
  Telefonica S.A. .................................         5,957       265,277
  Telefonica S.A. Rights (expiring 1/30/99) (b)....           119           106
                                                                  -------------
                                                                      1,388,023
                                                                  -------------
  Sweden - 4.00%
  Astra AB, A Shares...............................        20,870       426,113
  Electrolux AB, B Shares..........................        30,810       530,237
  Investor AB......................................         7,140       322,391
  Nordbanken Holding AB............................        37,320       239,414
  Skandia Forsakrings AB...........................        33,240       508,495
  Svenska Handelsbanken, A Shares..................         3,520       148,516
  Swedish Match AB.................................       109,950       400,149
  Telefonaktiebolaget LM Ericsson, B Shares........        18,790       447,392
                                                                  -------------
                                                                      3,022,707
                                                                  -------------
  Switzerland - 7.39%
  CS Holdings AG (Reg.)............................           516        80,772
  Julius Baer Holding AG...........................            68       226,006
  Nestle S.A. (Reg.)...............................           611     1,330,098
  Novartis AG (Reg.)...............................           905     1,779,032
  Roche Holding AG (Gen.)..........................            82     1,000,597
  Swiss Reinsurance Co. (Reg.).....................           216       563,157
  SwissCom AG (Reg.) (b)...........................         1,452       607,863
                                                                  -------------
                                                                      5,587,525
                                                                  -------------
  United Kingdom - 21.73%
  Allied Zurich PLC (b)............................        32,660       487,158
  Barclays PLC.....................................        25,770       555,678
  BOC Group PLC....................................        25,900       370,382
  Booker PLC.......................................        53,150        55,270
  Boots Company PLC................................        27,660       471,025
  British American Tobacco PLC.....................        24,660       216,841
  British Petroleum Co. PLC........................        62,089       927,156
  British Steel PLC................................       224,460       332,378
  Cable & Wireless PLC.............................        17,800       218,861
  Charter PLC......................................        44,530       244,495
  Coats Viyella PLC................................       194,720        87,474
  Diageo PLC.......................................        33,900       385,798
  Fairview Holdings PLC (b)........................        26,597        39,385
  FKI PLC..........................................       177,200       395,068

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares         Value
                                                    ------------- -------------

  United Kingdom - (continued)
  Garban PLC (b)..................................          2,142  $      8,161
  General Electric Co. PLC........................         74,560       672,991
  Glaxo Wellcome PLC..............................         34,940     1,202,201
  Greenalls Group PLC.............................         32,250       171,973
  Hanson PLC......................................         60,830       483,023
  Hillsdown Holdings PLC..........................         53,205        66,392
  House of Fraser PLC.............................         82,310        72,582
  Lloyds TSB Group PLC............................         89,040     1,266,646
  Marks & Spencer PLC.............................        105,150       721,230
  Mirror Group PLC................................         99,260       248,138
  National Westminster Bank PLC...................         22,350       430,988
  Nycomed Amersham PLC............................         42,910       295,572
  Peninsular & Oriental Steam Navigation Co.......         20,050       237,018
  Prudential Corp. PLC............................         68,180     1,029,455
  Reed International PLC..........................         40,810       319,130
  Rio Tinto Ltd. .................................         38,210       444,384
  RJB Mining PLC..................................         71,960        93,388
  Royal & Sun Alliance Insurance Group PLC........         26,640       217,520
  Sainsbury (J.) PLC..............................         10,050        80,555
  Scottish Hydro-Electric PLC.....................         59,680       672,235
  SmithKline Beecham PLC..........................         50,850       710,680
  Smurfit (Jefferson) Group PLC...................         50,000        89,846
  Tate & Lyle PLC.................................         15,280        84,150
  Terranova Foods PLC (b).........................         26,597        48,678
  Tesco PLC.......................................        158,070       450,385
  Thames Water PLC................................         23,170       443,331
  Thames Water PLC, Class B (b)...................         24,790        31,141
  United News & Media PLC.........................         21,420       187,817
  Vodafone Group PLC..............................         15,880       257,872
  Williams PLC....................................         28,014       159,057
  Yorkshire Water PLC.............................         47,500       434,670
                                                                  -------------
                                                                     16,418,178
                                                                  -------------
  Total Non-U.S. Equities (Cost $69,483,796)......                   74,363,420
                                                                  -------------

  Short-Term Investment - 1.27%
  Investment Companies - 1.27%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (Cost $961,967).....................        961,967       961,967
                                                                  -------------
  Total Investments (Cost $70,445,763) - 99.69%
   (a)............................................                   75,325,387
                                                                  -------------
  Cash and other assets, less liabilities -
    0.31%.........................................                      236,081
                                                                  -------------
  Net Assets - 100%...............................                 $ 75,561,468
                                                                  =============

               See accompanying notes to schedule of investments.

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $70,445,763; and net unrealized appreciation consisted of:

        Gross unrealized appreciation..............  $ 7,380,856
        Gross unrealized depreciation..............   (2,501,232)
                                                    ------------
          Net unrealized appreciation..............  $ 4,879,624
                                                    ============

(b) Non-income producing security.

FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Non-U.S. Equity Fund had the following open forward foreign currency contracts as of December 31, 1998:

                                Settlement    Local      Current   Unrealized
                                   Date      Currency     Value    Gain/(Loss)
                                ---------- ------------ ---------- -----------
Forward Foreign Currency Buy
 Contracts:
Australian Dollar..............   6/4/99      2,400,000 $1,474,229   $(43,051)
Canadian Dollar................   6/4/99      1,600,000  1,042,515    (10,200)
Japanese Yen...................   6/4/99    119,000,000  1,076,999     79,221
Portuguese Escudos.............   6/4/99     88,999,999    525,408      5,730
Spanish Peseta.................   6/4/99    155,000,000  1,102,547     12,034
Swedish Krona..................   6/4/99     17,700,000  2,198,569       (134)
Swiss Franc....................   6/4/99      1,100,000    812,696    (21,522)
Forward Foreign Currency Sale
 Contracts:
Belgian Franc..................   6/4/99     32,000,000    938,851    (11,046)
British Pound..................   6/4/99      2,450,000  4,064,164    (48,859)
Finnish Markka.................   6/4/99      5,550,000  1,104,766     (9,269)
French Franc...................   6/4/99      3,200,000    577,373     (6,831)
German Mark....................   6/4/99        700,000    423,593     (1,830)
Netherlands Guilder............   6/4/99      2,550,000  1,369,517    (15,367)
Swiss Franc....................   6/4/99      1,100,000    812,696     (3,277)
                                                                    ---------
Total..........................                                      $(74,401)
                                                                    =========


                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $69,483,796)........................  $74,363,420
  Affiliated issuers (Cost $961,967).............................      961,967
 Foreign currency, at value (Cost $1,057,360)....................    1,050,046
 Receivables:
  Investment securities sold.....................................       34,077
  Dividends......................................................       69,583
  Interest.......................................................        5,433
  Due from Advisor...............................................       10,488
                                                                  ------------
    TOTAL ASSETS.................................................   76,495,014
                                                                  ------------
LIABILITIES:
 Payables:
  Investment securities purchased................................      843,099
  Net unrealized depreciation on forward foreign currency
   contracts.....................................................       74,401
  Accrued expenses...............................................       16,046
                                                                  ------------
    TOTAL LIABILITIES............................................      933,546
                                                                  ------------
NET ASSETS:
 Applicable to 7,320,223 shares; no par value, unlimited shares authorized.....................................................  $75,561,468
                                                                  ============
 Net asset value, offering price and redemption price per share
  ($75,561,468 / 7,320,223 shares)...............................  $   10.3223
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $71,415,990
 Accumulated net investment income...............................      417,552
 Accumulated net realized loss...................................   (1,067,257)
 Net unrealized appreciation.....................................    4,795,183
                                                                  ------------
    NET ASSETS...................................................  $75,561,468
                                                                  ============

                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

INVESTMENT INCOME:
 Dividends (net of $49,961 for foreign taxes withheld)...........  $   397,919
 Interest........................................................       36,644
                                                                  ------------
    TOTAL INCOME.................................................      434,563
                                                                  ------------
EXPENSES:
 Custodian.......................................................       14,364
 Professional....................................................        9,620
 Directors.......................................................        2,960
 Other...........................................................          555
                                                                  ------------
    TOTAL EXPENSES...............................................       27,499
                                                                  ------------
    Expenses reimbursed by Advisor...............................      (10,488)
                                                                  ------------
    NET EXPENSES.................................................       17,011
                                                                  ------------
    NET INVESTMENT INCOME........................................      417,552
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments....................................................   (1,198,253)
  Foreign currency transactions..................................      130,996
                                                                  ------------
   Net realized loss.............................................   (1,067,257)
                                                                  ------------
 Change in net unrealized appreciation or depreciation on:
  Investments....................................................    4,879,624
  Forward foreign currency contracts.............................      (74,401)
  Translation of other assets and liabilities denominated in
   foreign currency..............................................      (10,040)
                                                                  ------------
   Change in net unrealized appreciation or depreciation.........    4,795,183
                                                                  ------------
 Net realized and unrealized gain................................    3,727,926
                                                                  ------------
 Net increase in net assets resulting from operations............  $ 4,145,478
                                                                  ============

* The Fund commenced operations on June 26, 1998.

                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                Period Ended
                                                             December 31, 1998*
                                                             ------------------
OPERATIONS:
 Net investment income......................................     $   417,552
 Net realized loss..........................................      (1,067,257)
 Change in net unrealized appreciation or depreciation......       4,795,183
                                                                ------------
 Net increase in net assets resulting from operations.......       4,145,478
                                                                ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................................      74,452,671
 Shares redeemed............................................      (3,036,691)
                                                                ------------
 Net increase in net assets resulting from capital share
  transactions (a)..........................................      71,415,980
                                                                ------------
    TOTAL INCREASE IN NET ASSETS............................      75,561,458
                                                                ------------
NET ASSETS:
 Beginning of period........................................              10
                                                                ------------
 End of period (including accumulated net investment income
  of $417,552)..............................................     $75,561,468
                                                                ============

(a) A summary of capital share transactions follows:
                                                                   Shares
                                                             ------------------
  Shares sold...............................................       7,631,785
  Shares redeemed...........................................        (311,563)
                                                                ------------
   Net increase in shares outstanding.......................       7,320,222
                                                                ============

* The Fund commenced operations June 26, 1998.


                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                 Period Ended
                                                              December 31, 1998*
                                                              ------------------
Net asset value, beginning of period.........................      $10.0000
                                                                  ---------
  Net investment income......................................        0.0570
  Net realized and unrealized gain...........................        0.2653
                                                                  ---------
      Total income from investment operations................        0.3223
                                                                  ---------
Net asset value, end of period...............................      $10.3223
                                                                  =========
Total return (non-annualized)................................         3.22%
Ratios/Supplemental data
  Net assets, end of period (in 000s)........................      $ 75,561
  Ratio of expenses to average net assets:
    Before expense reimbursement.............................         0.10%**
    After expense reimbursement..............................         0.06%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement.............................         1.40%**
    After expense reimbursement..............................         1.44%**
  Portfolio turnover rate....................................           41%

* The Fund commenced operations June 26, 1998.
** Annualized



                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

The Brinson Emerging Markets Equity Fund invests in the common stocks of less developed countries and also considers those not covered in our developed markets funds. We continually examine newly emerging markets in anticipation of gaining broad diversification benefits and identifying discrepancies between prices and fundamental values across markets.

Since July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Equity Fund has generated an annualized return of -9.76%, compared with the -6.30% return of its benchmark, the Brinson Emerging Markets Normal Index. International Finance Corporation Investable Index
(IFCI), a widely-followed market-capitalization weighted benchmark, returned - 10.06% during the same period. For calendar year 1998, the Fund returned - 23.61%, versus -10.76% for the Brinson Normal Index and -22.00% for the IFCI.

The Brinson Normal Index utilizes equal country weights within liquidity tiers to minimize country-specific risk, while maintaining broad exposure to emerging growth economies. The composition of the Brinson Normal Index diverged very significantly from market-capitalization weighted indices. In the volatile conditions of 1998, there were substantial changes to the composition of the Brinson Normal Index reflecting the degraded investability of relatively large Southeast Asian markets such as Malaysia.

Asian markets generally outperformed during 1998, thanks to strong rallies in the first and fourth quarters. The former resulted in the Fund underperforming the Brinson Normal Index because our strategy was based correctly as it turned out on the conviction that fundamentals still did not support a turnaround in the region.

Markets in the EMEA were hit very hard during the third quarter as a result of the Russian debt default and ruble devaluation in August. Contagion from Russia negatively impacted asset prices in Brazil as investors fled to low-risk havens and demanded much higher risk premia on emerging market equities. Our relative performance versus the Brinson Normal Index was significantly hurt by strategy overweights in both Russia and Brazil at the time.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

Total Return

                                                                    Annualized
                                         6 Months  1 Year  3 Years   6/30/95*
                                          Ended    Ended    Ended       to
                                         12/31/98 12/31/98 12/31/98  12/31/98
------------------------------------------------------------------------------
  Brinson Emerging Markets Equity
   Fund/1/                                -13.41%  -23.61%   -9.08%    -9.67%
------------------------------------------------------------------------------
  Brinson Emerging Markets Equity
   Fund/2/                                -15.99   -25.88   -10.00    -10.06
------------------------------------------------------------------------------
  Brinson Emerging Markets Normal Index     0.89   -10.76    -5.87     -6.30
------------------------------------------------------------------------------
  IFCI Index                               -7.47   -22.00   -10.07    -10.06
------------------------------------------------------------------------------

 *   Inception date of the Brinson Emerging Markets Equity Fund.
 (1) Total return based on NAV--Does not include the payment of a 1.50% transaction charge on Fund share purchases and redemptions.
 (2) Standardized total return--includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.
     All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows growth in the value of an investment in the Brinson Emerging Markets Equity Fund, the Brinson Emerging Markets Normal Index and the IFCI Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Equity Fund
vs. Brinson Emerging Markets Normal Index and IFCI Index

[LINE GRAPH OF BRINSON EMERGING MARKETS EQUITY FUND VS. BRINSON EMERGING MARKETS
                   NORMAL INDEX AND IFCI INDEX APPEARS HERE]

               Brinson Emerging         Brinson Emerging
              Markets Equity Fund     Markets Normal Index       IFCI Index
              -------------------     --------------------       ----------
 6/30/95            100,000                 100,000                100,000
                     99,469                 102,846                103,182
                     94,941                  98,380                100,416
                     95,041                  97,952                 99,655
                     92,298                  94,968                 95,895
                     90,060                  92,628                 95,416
12/31/95             93,164                  95,466                 98,736
                     99,521                 103,741                107,008
                     99,709                 103,127                104,632
                    100,005                 103,399                106,160
                    104,747                 108,202                110,442
                    103,691                 107,412                109,471
 6/30/96            105,701                 109,536                110,772
                     98,860                 102,864                103,494
                    100,824                 105,105                106,703
                    101,719                 106,494                108,276
                     98,597                 102,987                105,951
                    100,788                 104,879                107,518
12/31/96            101,862                 105,309                107,988
                    111,465                 115,791                115,616
                    114,896                 118,997                121,279
                    113,164                 116,647                118,241
                    113,647                 115,739                116,234
                    118,493                 121,101                120,186
 6/30/97            122,647                 124,766                125,375
                    124,271                 125,801                126,585
                    111,402                 112,952                110,424
                    115,646                 116,437                114,019
                     99,057                  98,930                 95,311
                     92,813                  91,933                 90,873
12/31/97             91,635                  89,228                 92,075
                     88,446                  87,004                 86,037
                     95,912                  98,570                 94,822
                     99,893                 102,598                 98,539
                    100,327                 102,119                 98,807
                     88,532                  87,998                 86,481
 6/30/98             80,845                  78,919                 77,615
                     84,345                  82,314                 80,713
                     59,302                  60,665                 58,018
                     60,325                  63,762                 60,818
                     66,285                  72,771                 67,805
                     70,021                  79,912                 72,905
12/31/98             70,004                  79,625                 71,820


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------


MARKET ALLOCATION

As of December 31, 1998

                          MSCI EMF    Normal
                          Benchmark Benchmark  Strategy
                    Class Exposure* Exposure** Exposure
-------------------------------------------------------
  Latin America              35.1%     26.5%     26.3%
                            -----     -----     -----
  Argentina.......     1      4.6       6.1       6.1
  Brazil..........     1     11.9       6.1       6.1
  Chile...........     1      4.5       6.1       6.1
  Mexico..........     1     11.3       6.1       7.1
  Peru............     3      1.0       2.0       0.8
  Bolivia.........     4      0.7       0.0       0.0
  Venezuela.......     4      1.0       0.0       0.0

  Asia                       36.4      38.8      35.6
                            -----     -----     -----
  India...........     1      7.9       6.1       6.1
  Korea...........     1     10.7       6.1       6.1
  Philippines.....     1      2.1       6.1       6.1
  Taiwan..........     1     10.0       6.1       6.1
  Thailand........     1      2.8       6.1       6.1
  China...........     2      0.7       4.1       4.1
  Indonesia.......     3      1.8       2.0       0.0
  Malaysia........     3      0.0       2.0       0.9
  Pakistan........     4      0.4       0.0       0.0
  Sri Lanka.......     4      0.1       0.0       0.0
  Vietnam.........     4      0.0       0.0       0.0

  Europe/Mideast/
   Africa                    28.5      34.7      37.0
                            -----     -----     -----
  South Africa....     1     10.3       6.1       6.1
  Turkey..........     1      2.0       6.1       6.1
  Greece..........     1      7.3       6.1       6.1
  Israel..........     1      3.3       6.1       6.1
  Poland..........     2      1.4       4.1       6.2
  Czech Republic..     3      1.1       2.0       0.0
  Hungary.........     3      1.6       2.0       3.7
  Russia..........     3      1.3       2.0       1.0
  Bulgaria........     4      0.0       0.0       0.2
  Egypt...........     4      0.0       0.0       0.6
  Kazakhstan......     4      0.0       0.0       0.5
  Romania.........     4      0.0       0.0       0.2
  Ukraine.........     4      0.0       0.0       0.2
  Cash                        0.0       0.0       1.1
                            -----     -----     -----
  TOTALS..........          100.0%    100.0%    100.0%
                            =====     =====     =====
-------------------------------------------------------

* Morgan Stanley Capital International--Emerging Markets Free Index as of 12/31/98.
**Current Strategy will fall in this range with 95% frequency.
Note: Totals may not add due to rounding.

TOP TEN NON-U.S. EQUITY HOLDINGS

As of December 31, 1998

                                                   Percent of
                                                   Net Assets
-------------------------------------------------------------
 1. Hellenic Telecommunications Organization S.A.    2.09%
 2. Phillippine Long Distance Telephone Co.          1.98%
 3. National Bank of Greece S.A.                     1.70%
 4. Magyar Tavkoziesi Rt.                            1.56%
 5. Telefonos de Mexico S.A. Series L                1.43%
 6. Cia de Telecomunicaciones de Chile S.A., ADR     1.20%
 7. Telefonos de Mexico S.A., Series L ADR           1.20%
 8. ECI Telecommunications Ltd.                      1.16%
 9. Telefonica de Argentina S.A., Class B            1.07%
10. Enersis S.A., ADR                                1.03%
-------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares        Value
                                                    ------------ -------------
Equities - 85.33%
Argentina - 5.37%
Banco de Galicia y Buenos Aires S.A. de C.V. ......      350,167  $  1,542,123
Banco Frances del Rio de la Plata S.A. ............      162,497     1,154,768
CEI Citicorp Holdings S.A. (b).....................      151,291       469,425
Cresud S.A.C.I.F.y A. .............................      534,743       642,270
Inversiones Y Representaciones S.A. ...............      512,820     1,406,393
Perez Companc S.A., Class B........................      549,426     2,326,165
Quilmes Industrial S.A., ADR (c)...................       38,500       358,531
Siderca S.A., Class A..............................    1,499,229     1,710,661
Telecom Argentina S.A., Class B....................      368,700     2,085,032
Telefonica de Argentina S.A., Class B..............    1,521,500     4,340,181
Transportadora de Gas del Sur S.A., Class B........      572,400     1,134,373
YPF Sociedad Anonima S.A., Class D.................       84,500     2,363,902
YPF Sociedad Anonima S.A., Class D ADR (c).........       83,000     2,318,812
                                                                 -------------
                                                                    21,852,636
                                                                 -------------
Asia - 0.59%
Central Asia Regional Growth Fund (b)..............       97,150       194,300
IS Himalayan Fund (b)..............................      189,218     1,680,256
Regent Central Asia Investments (b)................      415,000       518,750
                                                                 -------------
                                                                     2,393,306
                                                                 -------------
Balkan Republic - 0.07%
Regent Balkan Fund (b).............................      115,000       299,000
                                                                 -------------
Brazil - 2.87%
Banco Bradesco S.A. ...............................  106,515,715       590,628
Banco Bradesco S.A., Preferred Rights (b)..........    3,822,854           --
Brazil Fund, Inc. (c)..............................       20,266       220,393
Centrais Electricas Brasileiras S.A. ..............   14,500,000       249,607
Centrais Electricas Brasileiras S.A., Class B......    4,000,000        76,802
Cia de Saneamento Basico do Estado de Sao Paulo....    6,334,778       479,709
Cia Eletricidade do Estado de Bahia................    9,682,992       344,591
Cia Energetica de Ceara, Class A...................  287,000,000       712,571
Cia Energetica de Minas Gerais.....................    2,097,688        39,930
Cia Energetica de Minas Gerais ADR (c).............       23,919       455,336
Cia Vale do Rio Doce Rights (b)....................       23,646           --
Cia Vale do Rio Doce, Class A......................       35,000       448,978
Eletropaulo Metropolitiana.........................   18,547,132       859,587
Embratel Participacoes S.A. (b)....................   30,530,000       416,904
Embratel Participacoes S.A. ADR (b)................       27,200       379,100
Petroleo Brasileiro S.A. ..........................    9,250,000     1,048,788
Tele Celular Sul Participacoes S.A. (b)............   88,530,000       149,467
Tele Celular Sul Participacoes S.A. ADR (b,c)......        2,720        47,430
Tele Centro Oeste Celular Participacoes S.A. (b)...   23,530,000        24,732
Tele Centro Oeste Celular Participacoes S.A. ADR
 (b,c).............................................        9,066        26,631
Tele Centro Sul Participacoes S.A. (b).............   53,530,000       464,727

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
                                                           Shares      Value
                                                         ---------- -----------
Brazil - (continued)
Tele Centro Sul Participacoes S.A. ADR (b,c)............      5,440  $  227,460
Tele Leste Celular Participacoes S.A. (b)............... 23,530,000      13,632
Tele Leste Celular Participacoes S.A. ADR (b)...........        544      15,436
Tele Nordeste Celular Participacoes S.A. (b)............ 88,530,000      80,595
Tele Nordeste Celular Participacoes S.A. ADR (b,c)......      1,360      25,160
Tele Norte Celular Participacoes S.A. (b)............... 23,530,000      10,905
Tele Norte Celular Participacoes S.A. ADR (b,c).........        544      12,274
Tele Norte Leste Participacoes S.A. (b)................. 38,530,000     481,505
Tele Norte Leste Participacoes S.A. ADR (b,c)...........     27,200     338,300
Tele Sudeste Celular Participacoes S.A. (b)............. 43,530,000     183,732
Tele Sudeste Celular Participacoes S.A. ADR (b,c).......      5,440     112,540
Telecomunicacoes Brasileiras S.A........................ 23,530,000       2,726
Telecomunicacoes Brasileiras S.A. ADR...................     27,200       2,975
Telecomunicacoes de Sao Paulo S.A.......................  2,030,583     276,783
Telemig Celular Participacoes S.A. (b).................. 83,530,000      92,634
Telemig Celular Participacoes S.A. ADR (b)..............      1,360      28,900
Telesp Celular Participacoes S.A. (b)................... 58,530,000     431,116
Telesp Celular Class B, S.A. (b)........................  7,017,724     308,401
Telesp Celular S.A. (b).................................  3,330,000      75,099
Telesp Celular Participacoes S.A. ADR (b,c).............     10,880     190,400
Telesp Participacoes S.A. (b)........................... 43,530,000     990,710
Telesp Participacoes S.A. ADR (b,c).....................     27,200     601,800
Uniao de Bancos Brasileiros S.A.........................  6,500,000     131,797
                                                                    -----------
                                                                     11,670,791
                                                                    -----------
Bulgaria - 0.13%
Farmlington Bulgaria Fund (b)...........................    124,500     529,125
                                                                    -----------
Chile - 5.33%
Chile Fund, Inc.........................................    449,700   4,075,406
Chilectra S.A. ADR (c)..................................     78,700   1,742,843
Cia Cervecerias Unidas S.A., ADR (c)....................     56,100   1,079,925
Cia de Telecomunicaciones de Chile S.A., ADR (c)........    236,170   4,885,767
Embotelladora Andina S.A., Class B, ADR (c).............    150,550   1,957,150
Embotelladora Andina S.A., Class A, ADR (c).............      8,000     116,000
Empresa Nacional de Electricidad S.A., ADR (c)..........     83,600     950,950
Enersis S.A., ADR (c)...................................    162,600   4,197,113
Gener S.A., ADR (c).....................................     49,600     793,600
Quimica Y Minera Chile S.A., ADR (c)....................     56,400   1,899,975
                                                                    -----------
                                                                     21,698,729
                                                                    -----------
Czech Republic - 0.02%
Metrostav A.S...........................................     16,500      68,673
Tabak A.S...............................................         39      10,896
                                                                    -----------
                                                                         79,569
                                                                    -----------

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--------------------------------------------------------------------------------

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
                                                          Shares      Value
                                                         --------- ------------
Egypt - 0.50%
The Egypt Fund (c)......................................    76,300  $ 1,063,622
The Egypt Investment Co., Ltd. (b,c)....................    61,000      902,190
The Egypt Trust (c).....................................     5,000       48,937
                                                                   ------------
                                                                      2,014,749
                                                                   ------------
Greece - 7.68%
Alpha Credit Bank.......................................    36,260    3,783,315
Athens Medical Center S.A. .............................    37,790      741,496
Attica Enterprises S.A. ................................   103,868      930,936
Chipita International S.A. .............................    27,766      902,234
Commercial Bank of Greece S.A. .........................    22,540    2,216,574
Goody's S.A. ...........................................    28,000      744,867
Hellenic Bottling Co. S.A. .............................    74,260    2,292,368
Hellenic Telecommunications Organization S.A. ..........   318,856    8,482,333
Maillis.................................................    48,650    1,064,897
National Bank of Greece S.A. ...........................    30,738    6,914,815
Panafon Hellenic Telecom S.A. (b).......................    25,000      669,523
Sarantis S.A. ..........................................    45,865      655,097
Titan Cement Co. S.A. ..................................    13,300    1,021,068
Titan Cement Co. S.A., Preferred........................    12,720      815,070
                                                                   ------------
                                                                     31,234,593
                                                                   ------------
Hong Kong - 3.34%
Beijing Datang Power Generation Co., Ltd. H Shares...... 9,411,300    2,824,374
China Telecom Ltd. ..................................... 1,086,000    1,878,383
Chinatrust Resources Beijing Land....................... 3,316,000      826,079
Cosco Pacific Ltd. ..................................... 1,932,000      804,241
Guangdong Investment Ltd., Warrants (b).................    31,800          --
Guangdong Kelon Elec Holding H Shares................... 1,641,000    1,461,529
Jiangsu Expressway Co., Ltd., H Shares.................. 6,237,000    1,360,542
New World Infrastructure Ltd. (b).......................   853,800    1,250,840
NG Fung Hong Ltd. ...................................... 1,149,400    1,031,112
Qingling Motors Co. ....................................   849,000      149,038
Yanzhou Coal Mining Co., Ltd. H Shares.................. 2,819,000      473,029
Zhehuang Expressway Co., Ltd. H Shares.................. 7,525,100    1,524,971
                                                                   ------------
                                                                     13,584,138
                                                                   ------------
Hungary - 3.82%
Danubius Hotels and Spa Rt. (b).........................    15,652      327,878
Magyar Tavkozlesi Rt. .................................. 1,109,480    6,343,714
Mezogazdasagi Gepgyarto Rt. (b).........................    30,728      428,175
MOL Magyar Olaj-es Gazipari Rt. ........................   145,645    3,994,676
OTP Bank Rt. ...........................................    35,333    1,770,794
Pannonplast Rt. ........................................    31,697      897,342
Pick Szeged Rt. ........................................    22,656      962,876
Richter Gedeon Rt. .....................................    19,039      811,365
                                                                   ------------
                                                                     15,536,820
                                                                   ------------

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--------------------------------------------------------------------------------

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
                                                            Shares     Value
                                                            ------- -----------
India - 5.25%
Aptech Ltd. ...............................................  29,000  $  392,216
Arvind Mills Ltd. .........................................      50          45
Asea Brown Boveri Ltd. ....................................  29,356     349,021
Associated Cement Cos., Ltd. ..............................  14,400     349,950
Bajaj Auto Ltd. ...........................................  56,800     696,696
Bank of Baroda.............................................     400         467
Bharat Heavy Electricals Ltd. .............................  99,000     611,757
Bharat Petroleum Corp., Ltd. .............................. 102,600     563,021
BSES Ltd. .................................................  95,240     316,897
Cipla Ltd. ................................................   3,050      61,633
Corporation Bank........................................... 141,800     298,640
Cummins India Ltd. ........................................     100         724
Digital Equipment Ltd. ....................................   8,100      28,686
Dr. Reddy's Laboratories Ltd. (b)..........................  50,000     571,226
EIH Ltd. ..................................................      11          61
Fleming Indian Investment Trust (b)........................ 500,000     287,007
Glaxo India Ltd. ..........................................  24,400     353,113
Grasim Industries Ltd. ....................................  82,000     347,903
Gujarat Ambuja Cements Ltd. ...............................     300       1,836
HDFC Bank Ltd. ............................................   1,400       1,804
Hindalco Industries Ltd. GDR (c)...........................  20,000     241,204
Hindalco Industries Ltd. ..................................  18,200     219,490
Hindustan Lever Ltd. ......................................  52,500   2,055,091
Hindustan Petroleum Corp. Ltd. ............................ 255,600   1,414,042
Housing Development Finance Corp. Ltd. ....................   8,300     425,485
ICICI Banking Corp. .......................................   6,700       3,445
India Cements Ltd. ........................................     100          76
India Cements Ltd., Rights (b).............................   4,400         --
India I T Fund (b,c)....................................... 125,000   1,422,500
India Public Sector Fund Ltd. (b,c)........................ 147,059   1,139,707
Indian Petrochemicals Corp., Ltd. .........................     100         135
Industrial Credit & Investment Corp. of India Ltd. ........ 102,800     113,816
ITC Ltd. ..................................................  55,000     970,673
Larsen & Toubro Ltd. ......................................  49,500     186,952
Larsen & Toubro Ltd. GDR (c)...............................  30,000     213,750
Mahanagar Telephone Nigam Ltd. ............................ 311,100   1,341,141
Mahindra & Mahindra Ltd. ..................................     100         388
Morgan Stanley India Investment Fund, Inc. (b,c)........... 371,600   2,508,300
National Aluminum Co., Ltd. ...............................     100          44
NIIT Ltd. .................................................   9,000     343,883
Oriental Bank of Commerce..................................     800         703
Pfizer Ltd. ...............................................     251       4,991
Punjab Tractors Ltd. ......................................  20,500     383,022
Ranbaxy Laboratories Ltd. .................................  75,000     452,510
Reliance Industries Ltd. .................................. 343,700     968,914
Satyam Computer Services Ltd. .............................  23,900     409,147

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--------------------------------------------------------------------------------

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
                                                           Shares      Value
                                                          --------- -----------
India - (continued)
SKF Bearings India Ltd. .................................        55 $     1,132
Software Solution Integrated.............................    31,300     443,394
State Bank of India......................................   111,400     411,823
Steel Authority of India Ltd. ...........................       100          13
Tata Engineering & Locomotive Co., Ltd. .................    89,150     341,946
Tata Engineering & Locomotive Co., Ltd. GDR (c)..........    11,300      45,200
Tata Iron & Steel Co., Ltd. .............................        50         138
TVS Suzuki Ltd. .........................................       250       3,097
Videsh Sanchar Nigam Ltd. ...............................     2,800      48,560
                                                                    -----------
                                                                     21,347,415
                                                                    -----------
Indonesia - 0.00%
Bank Dagang Nasional Warrants (b)........................    47,219         --
Bank Dagang Nasional Indonesia Tbk (b)...................     1,062         --
Bank Internasional Indonesia Warrants (b)................    29,210         239
Indah Kiat Pulp & Paper Corp., Warrants (b)..............     8,900       1,242
                                                                    -----------
                                                                          1,481
                                                                    -----------
Israel - 5.84%
Bank Hapoalim Ltd. ...................................... 2,216,909   4,012,722
Bank Leumi Le-Israel.....................................   975,750   1,379,152
Bezeq Israeli Telecommunications Corp. Ltd. (b)..........   435,556   1,360,033
Blue Square Chain Investments & Properties Ltd. (b)......    71,400     856,436
Crystal Systems Solutions (b,c)..........................    74,000     763,125
ECI Telecommunications Ltd. (c)..........................   133,000   4,738,125
First International Bank Israel Ltd. ....................   201,539     997,982
Formula Systems Ltd. (b).................................    64,520   1,597,452
Israel Chemicals Ltd. ...................................   995,827     983,834
Koor Industries Ltd. ....................................     3,212     280,271
Makhteshim-Agan Industries Ltd. (b)......................   595,484   1,288,276
NICE Systems Ltd. (b)....................................    20,324     439,691
NICE Systems Ltd. ADR (b,c)..............................    31,800     687,675
Orbotech, Ltd. (b,c).....................................    43,900   2,079,762
Supersol Ltd. ...........................................    54,144     134,446
Teva Pharmaceutical Industries Ltd. .....................    52,459   2,143,706
                                                                    -----------
                                                                     23,742,688
                                                                    -----------
Kazakhstan - 0.10%
Peregrine Kazakhstan Fund (b)............................   160,000     400,000
                                                                    -----------
Korea - 3.59%
Dae Duck Electronics Co..................................     7,850     600,582
Daewoo Heavy Industries..................................    57,900     298,528
Housing & Commercial Bank, Korea.........................    40,110     496,997
Housing & Commercial Bank, Korea GDR (c).................         3          33
Korea Asia Fund Ltd. IDR (b,c)...........................     2,120   1,855,000
Korea Electric Power Corp................................   112,960   2,799,341
Korea Fine Chemical Co...................................    10,610     357,343

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--------------------------------------------------------------------------------

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
                                                         Shares       Value
                                                       ----------- ------------

Korea - (continued)
Korea Telecom Corp. (b)...............................         100  $     3,160
Korea Zinc Co. .......................................      19,162      438,216
LG Chemical Ltd. .....................................      33,100      360,590
LG Information & Communication Ltd. ..................      12,839      344,865
Medison Co., Ltd. ....................................      21,080      245,422
Nong Shim Co., Ltd. ..................................       4,183      240,718
Pohang Iron & Steel Co., Ltd. ........................      22,470    1,357,917
S1 Corp. .............................................       1,390      260,083
Samsung Display Devices Co. ..........................       7,492      369,460
Samsung Electronics Co. ..............................      29,817    2,001,025
Samsung Fire & Marine Insurance.......................       1,100      411,642
Samsung Fire & Marine Rights (b)......................         744      143,046
Samsung Securities Co., Ltd. .........................      15,800      433,597
SK Telecom Co., Ltd. .................................       1,046      764,938
Ssangyong Oil Refining Co., Ltd. .....................      20,200      386,362
Youngone Corp. .......................................      16,700      448,574
                                                                   ------------
                                                                     14,617,439
                                                                   ------------
Malaysia - 1.26%
Berjaya Sports Toto Bhd...............................     231,000      201,646
Kian Joo Can Factory Bhd..............................      85,000       87,661
Kuala Lumpur Kepong Bhd...............................     317,500      380,064
Malayan Banking Bhd...................................     441,000      625,359
Malayan Cement Bhd....................................     226,000       57,020
Malaysian International Shipping Bhd (Frgn.)..........     203,000      186,925
Malaysian Pacific Industries Bhd......................     102,000       97,680
Nestle (Malaysia) Bhd.................................      48,000      134,365
Perusahaan Otomobil Nasional Bhd......................     112,000      118,600
Public Bank Bhd.......................................     376,000      138,490
Public Bank Bhd (Frgn.)...............................     120,000       40,884
Resorts World Bhd.....................................     267,000      215,370
Rothmans of Pall Mall Bhd.............................      73,000      301,142
Sime Darby Bhd........................................     531,000      426,365
Telekom Malaysia Bhd..................................     517,500      953,039
Tenaga Nasional Bhd...................................     504,000      723,978
UMW Holdings Bhd......................................     161,000      118,600
YTL Corp. Bhd.........................................     346,000      314,777
                                                                   ------------
                                                                      5,121,965
                                                                   ------------
Mexico - 6.68%
Apasco S.A. ..........................................     180,400      639,335
ARA S.A. de C.V. (b)..................................     386,397      976,737
Carso Global Telecom Series A-1.......................     450,276    1,520,649
Cemex S.A. CPO........................................           1            2
Cifra S.A., Series V..................................   2,988,019    3,625,503
Cifra S.A., Series C (b)..............................     180,000      219,858
Corporacion GEO, S.A., Series B (b)...................     149,000      414,307
Fomento Economico Mexicano S.A. de C.V. ADR (c).......      49,202    1,310,003

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--------------------------------------------------------------------------------

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
                                                         Shares       Value
                                                       ----------- ------------

Mexico - (continued)
Fomento Economico Mexicano S.A. de C.V. UBD Units....      359,000  $   974,636
Grupo Carso S.A., Series A1..........................      346,876    1,178,467
Grupo Elektra S.A. de C.V. CPO.......................    1,456,500      739,295
Grupo Elektra S.A. de C.V. CPO GDR (c)...............       22,500      112,500
Grupo Financiero Banamex Accival S.A. de C.V., Series
 L (b)...............................................          510          588
Grupo Modelo S.A. de C.V., Series C..................      692,000    1,427,381
Grupo Televisa S.A. Series CPO (b)...................       32,262      402,541
Grupo Televisa S.A., GDR (b,c).......................       21,000      518,438
Organizacion Soriana S.A. ...........................      740,300    2,357,882
Telefonos de Mexico S.A., Series L...................    2,402,297    5,829,639
Telefonos de Mexico S.A., Series L ADR (c)...........       99,900    4,863,881
Tubos de Acero de Mexico S.A. ADR (c)................       10,500       67,594
                                                                   ------------
                                                                     27,179,236
                                                                   ------------
Peru - 0.81%
Cementos Lima S.A. ..................................       31,282      406,389
Cerveceria Backus & Johnston S.A., T Shares..........    1,037,522      341,896
Cia de Minas Buenaventura S.A., A Shares.............       34,836      209,722
Cia de Minas Buenaventura S.A., Trabajo Shares.......       28,178      133,926
Credicorp, Ltd. (c)..................................       17,095      153,855
Edegel S.A. .........................................      630,000      153,707
Ferreyros S.A. ......................................       76,834       69,384
Ferreyros S.A., 144A, ADR (c)........................       11,558      208,754
LUZ del Sur S.A., B Shares...........................      430,000      276,584
Telefonica del Peru S.A. ADR (c).....................       21,800      276,588
Telefonica del Peru S.A., B Shares...................      844,115    1,061,830
                                                                   ------------
                                                                      3,292,635
                                                                   ------------
Philippines - 6.80%
Ayala Land, Inc., Class B............................   12,077,200    3,415,147
Bank of the Philippine Islands.......................      440,000      933,162
Benpres Holdings Corp. (b)...........................    8,974,000    1,453,373
Benpres Holdings Corp. GDR (b,c).....................      550,660    1,651,980
International Container Terminal Services, Inc. (b)..   11,817,000      987,282
Manila Electric Co., Class B.........................    1,192,895    3,833,210
Metropolitan Bank & Trust Co. .......................      120,000      863,753
Phillippine Long Distance Telephone Co...............      313,390    8,056,298
Phillippine National Bank (b)........................      395,000      609,255
Queenbee Resources Corp. (b).........................    2,247,700    1,097,848
San Miguel Corp., Class B............................      513,200      989,460
SM Prime Holdings, Inc. .............................   19,840,800    3,774,342
                                                                   ------------
                                                                     27,665,110
                                                                   ------------
Poland - 4.76%
BIG Bank Gdanski S.A. ...............................      968,348      869,030
Bank Rozwoju Eksportu S.A. ..........................      151,593    3,498,300
Bank Slaski S.A. ....................................       50,995    2,644,185

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--------------------------------------------------------------------------------

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
                                                            Shares     Value
                                                            ------- -----------
Poland - (continued)
Elektrim Spolka Akcyjna S.A. .............................. 257,707 $ 2,789,990
Exbud S.A. (b)............................................. 131,978   1,139,297
Exbud S.A., GDR (b,c)......................................  17,000     146,756
KGHM Polska Miedz.......................................... 251,320     895,014
KGHM Polska Miedz S.A., GDR (c)............................ 158,000   1,125,387
Kredyt Bank PBI S.A. GDR (b,c).............................  30,000     486,750
Kredyt Bank PBI S.A. GDR (b,c).............................  15,000     235,875
Kredyt Bank PBI S.A. (b)................................... 256,639     833,529
Mostostal-Warszawa S.A. GDR (b,c)..........................  47,000     237,016
Mostostal-Warszawa S.A. (b)................................  50,999     257,175
Polifarb Cieszyn-Wroclaw S.A...............................  46,985     111,774
Prokom Software S.A........................................   7,297     280,654
Prokom Software S.A. GDR (c)...............................  55,000   1,009,250
Przedsiebiorstwo Farmaceutyczne JELFA S.A..................  14,655     121,081
Sokolowskie Zaklady Miesne S.A. (b)........................ 176,171     116,444
Stomil Olsztyn S.A.........................................  92,775     473,126
Telekomunikacja Polska S.A. GDR (b,c)...................... 183,000     887,550
Wielkopolski Bank Kredytowy S.A............................  86,097     542,092
Zaclady Metali Lekkich Kety (b)............................     100         943
Zaklady Piwowarskie w Zywcu S.A............................   5,580     667,692
                                                                    -----------
                                                                     19,368,910
                                                                    -----------
Portugal - 0.04%
Banco Pinto & Sotto Mayor S.A..............................      20         379
Mota e Companhia S.A.......................................  14,250     170,184
                                                                    -----------
                                                                        170,563
                                                                    -----------
Romania - 0.13%
Romanian Investment Fund (b,c).............................   1,950     536,250
                                                                    -----------
Russia - 1.09%
Aeroflot - Russian International Airlines (b,c)............   2,800      58,800
Borskoie Glass Co. (b,c)...................................   5,500      11,000
Chelyabinksvyazinform Preferred (b,c)......................  32,192      65,994
Chelyabinksvyazinform (b)..................................   8,300      55,610
Firebird Republics Fund (b)................................  10,288     552,660
Framlington Russia Investment Fund (b).....................   9,721      34,023
Gaskovsky Auto Plant Preferred (b,c).......................  10,000      26,450
Gorkovsky Auto Plant (b)...................................   8,300     128,650
Kirowsky Shinniy (b).......................................  11,000     259,049
Krasny Oktyabr (RED October) RDC (b,c).....................       3      45,000
LUKoil Holding Co. (b,c)...................................  59,000     238,950
LUKoil Holding Co. ADR (c).................................  58,800     911,476
Mosenergo ADR (c)..........................................  32,100      61,372
Mosenergo ADR 144A (b,c)...................................  83,000     158,688
Rostelcom Preferred (b,c).................................. 172,000      49,880
Rostelecom (c).............................................  60,000      43,800

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                            Shares      Value
                                                          ---------- -----------
Russia - (continued)
Rostelecom ADR (c).......................................     22,000  $   92,125
Rostovenergo.............................................  1,062,732      16,274
Rostovenergo Preferred...................................  5,800,000      88,817
Sberbank of Russia.......................................      6,700      92,637
SUN Brewing Limited GDR (b,c)............................     45,000     110,250
Surguntneftegaz Preferred ADR (b,c)...................... 29,200,000     534,360
Surgutneftegaz ADR (c)...................................     50,000     161,255
Trading House Tsum (c)...................................    500,000      25,000
Unified Energy Systems (c)...............................  6,300,000     192,150
Unified Energy Systems ADR (c)...........................     46,000     143,018
Unified Energy Systems GDR (c)...........................     28,500      88,609
Vimpel-Communications ADR (b,c)..........................     14,100     182,419
Yuganskneftegaz (b,c)....................................     10,000         500
                                                                     -----------
                                                                       4,428,816
                                                                     -----------
South Africa - 4.51%
Anglo American Platinum Corp. Ltd. ......................    138,100   1,894,450
Anglogold Ltd. ..........................................     39,817   1,551,312
Bidvest Group Ltd. ......................................    123,971     899,837
BOE Corp., Ltd., N Shares................................    110,748      63,066
BOE Ltd. ................................................    572,965     371,081
DataTec Ltd. ............................................     54,600     705,378
De Beers Centenary AG....................................     40,733     519,306
Dimension Data Holdings Ltd. ............................    367,756   1,562,844
FirstRand Ltd. ..........................................  1,957,900   2,136,690
Investec Bank Ltd. ......................................     26,700     907,731
Liberty Life Association of Africa Ltd. .................     52,208     718,849
Nedcor Ltd. .............................................    106,665   1,816,794
Persetel Q Data Holdings Ltd. ...........................    164,600   1,337,438
Pick 'n Pay Stores Ltd. .................................    341,600     330,985
Pick 'n Pay Stores Ltd., N Shares........................    167,100     150,546
Sasol Ltd. ..............................................    130,512     493,624
South African Breweries Ltd. ............................    134,200   2,260,696
Theta Group Ltd. (b).....................................    178,000     605,154
                                                                     -----------
                                                                      18,325,781
                                                                     -----------
Switzerland - 0.43%
Compagnie Financiere Richmont AG Depository..............    124,800   1,762,916
                                                                     -----------
Taiwan - 3.25%
Asustek Computer, Inc. (b)...............................    165,000   1,541,554
Cathay Life Insurance Co. ...............................    750,000   2,421,044
China Steel Corp. .......................................  4,136,000   2,490,522
CTCI Corp. (b)...........................................  1,674,000   2,400,521
Hon Hai Precision Industry (b)...........................    201,000   1,110,515

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                          Shares      Value
                                                        ---------- ------------
Taiwan - (continued)
Siliconware Precision Industries Co. (b) .............     527,000  $   932,381
Taiwan Semiconductor Manufacturing Co. (b)............     423,000      932,195
Yung Shin Pharmaceutical Industries Co. ..............     565,000    1,376,659
                                                                   ------------
                                                                     13,205,391
                                                                   ------------
Thailand - 5.40%
ABN Amro Asia Securities Public Co., Ltd. (b).........     183,000      292,115
Advanced Info Service Public Co., Ltd. (Frgn.)........     224,300    1,333,392
Bangkok Bank Public Co., Ltd. (b).....................     658,900    1,360,052
Bangkok Expressway Public Co., Ltd. (b)...............     220,000      217,972
Bangkok Expressway Public Co., Ltd. (Frgn.) (b).......   1,274,000    1,262,254
BEC World Public Co., Ltd. (Frgn.)....................     222,200    1,223,063
Capital Nomura Securities Public Co., Ltd. (Frgn.)....      50,000       87,381
Delta Electronics Public Co., Ltd.....................       5,700       29,806
Delta Electronics Public Co., Ltd. (Frgn.)............     237,600    1,255,517
Electricity Generating Public Co., Ltd. (Frgn.) (b)...     838,700    2,273,619
Hana Microelectronics Public Co., Ltd. (Frgn.) (b)....     334,900      811,097
Krung Thai Bank Public Co., Ltd. (Frgn.)..............   1,571,100      853,976
National Finance Public Co., Ltd. (Frgn.) (b).........     800,000      253,199
PTT Exploration & Production Public Co., Ltd. (b).....      27,700      195,162
PTT Exploration & Production Public Co., Ltd. (Frgn.)
 (b)..................................................     584,800    4,120,237
Ruam Pattana Fund II (Frgn.) (b)......................  15,000,000    1,981,560
Saha-Union Public Co., Ltd. (Frgn.)...................     537,300      218,114
Shinawatra Satellite Public Co., Ltd. (Frgn.) (b).....   1,474,800      740,749
Siam Cement Public Co., Ltd. (Frgn.) (b)..............      45,500    1,031,842
TelecomAsia Corp. Public Co., Ltd. (b)................     408,000      168,433
TelecomAsia Corp. Public Co., Ltd. (Frgn.) (b)........      50,000       21,673
Thai Farmers Bank Public Co., Ltd. (Frgn.) (b)........     821,600    1,447,156
Thai Union Frozen Products Public Co., Ltd............      20,000       87,519
Thai Union Frozen Products Public Co. Ltd. (Frgn.)....     156,100      683,085
                                                                   ------------
                                                                     21,948,973
                                                                   ------------
Turkey - 4.85%
Akbank T.A.S. ........................................  49,919,000    1,012,941
Akcansa Cimento A.S. .................................  74,475,000    1,251,482
Aksigorta A.S. .......................................  33,261,250    1,012,391
Carsi Buyuk Magazacilik A.S. .........................  23,102,750      970,550
Cukurova Elektrik A.S. ...............................     938,000    1,011,160
Dogan Sirketler Grubu Holdings........................  96,815,000      675,311
Efes Sinai Yatrim Holding A.S. (b)....................   1,700,000       16,439
Ege Biracilik Ve Malt Sanayi A.S. ....................  13,552,000    1,052,708
EGS Gayrimenkul Yatirim Ortakligi A.S., B Shares (b)..  53,860,000      503,763
Enka Holding Yatirim A.S. ............................   7,976,250      771,324
Migros Turk T.A.S. ...................................   1,179,000    1,177,505
Netas-Northern Electric Telekomunikasyon A.S. (b).....  31,464,000      578,603
Sabah Yayincilik A.S. (b).............................  99,110,000      573,480

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                      Shares         Value
                                                  -------------- -------------
Turkey - (continued)
Tofas Turk Otomobil Fabrikasi A.S. (b)...........    100,793,000   $   910,780
Turk Sise Ve Cam Fabrikalari A.S. ...............     76,247,500       942,819
Turkiye Garanti Bankasi A.S. (b).................     72,738,470     1,798,859
Turkiye Is Bankasi Class C.......................    136,551,000     3,550,153
Yapi Kredi Bankasi...............................     13,305,907       153,984
Yapi Ve Kredi Bankasi A.S........................    151,484,000     1,753,065
                                                                 -------------
                                                                    19,717,317
                                                                 -------------
Ukraine - 0.09%
Ukraine Investment Fund (c)......................         50,000       350,000
                                                                 -------------
United States - 0.73%
First NIS Regional Fund..........................         13,000        81,250
Old Mutual Saga Fund (b).........................         28,446       840,969
Societe Generale Arab Fund (b)...................         16,000     1,040,000
Societe Generale Ladenburg Thalmann (b)..........         20,000     1,000,000
                                                                 -------------
                                                                     2,962,219
                                                                 -------------
Venezuela - 0.00%
Ceramica Carabobo, Class B ADR...................         17,794        12,609
                                                                 -------------
Total Equities (Cost $402,295,293)...............                  347,051,170
                                                                 -------------
                                                       Face
                                                      Amount
                                                  --------------
Bonds - 3.36%
Convertible Bonds - 0.52%
China - 0.09%
Qingling Motors Co., 144A, 3.500%, due 01/22/02
 ................................................ $    1,175,000       358,375
                                                                 -------------
Poland - 0.24%
Elektrim S.A., 2.000%, due 05/30/04 ............. PLN  1,550,000       977,125
                                                                 -------------
Thailand - 0.19%
Tipco Asphalt Co., 2.750%, due 09/19/06 ......... $      950,000       774,250
                                                                 -------------
Total Convertible Bonds..........................                    2,109,750
                                                                 -------------
Non-U.S. Government Bonds - 2.84%
Brazil - 2.82%
Brazil-DCB L, Series RG, 6.188%, due 04/15/12 ...     22,600,000    11,476,280
                                                                 -------------
Russia - 0.02%
Russia GKO, 0.000%, due 05/19/99................. RUB 41,914,000       102,908
                                                                 -------------
Total Non-U.S. Government Bonds..................                   11,579,188
                                                                 -------------
Total Bonds (Cost $20,276,673)...................                   13,688,938
                                                                 -------------
                                                      Shares
                                                  --------------
Short-Term Investments - 5.96%
Investment Companies - 2.52%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund......................................     10,263,332    10,263,332
                                                                 -------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                        Face
                                                       Amount        Value
                                                    ------------ -------------
Commercial Paper - 3.44%
CSX Corp., 6.100%, due 01/20/99.................... $  5,014,000  $  4,997,858
Excel Paralubes Funding Corp., 6.150%, due
 01/20/99..........................................    6,000,000     5,980,525
Williams Holdings of Delaware, 5.750%, due
 01/29/99..........................................    3,000,000     2,986,584
                                                                 -------------
                                                                    13,964,967
                                                                 -------------
Total Short Term Investments (Cost $24,228,299)....                 24,228,299
                                                                 -------------
Total Investments (Cost $446,800,265) - 94.65%
 (a)...............................................                384,968,407
Cash and other assets, less liabilities - 5.35%....                 21,757,644
                                                                 -------------
Net Assets - 100%..................................               $406,726,051
                                                                 =============



               See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $446,800,265; and net unrealized depreciation consisted of:

         Gross unrealized appreciation............ $ 26,678,463
         Gross unrealized depreciation............  (88,510,321)
                                                   ------------
            Net unrealized depreciation........... $(61,831,858)
                                                   ============

(b) Non-income producing security.
(c) Denominated in U.S. Dollars.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
GKO: Russian Government Short-Term Obligations
PLN: Polish Zloty
RDC: Russian Depositary Certificates
RUB: Russian Ruble
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $725,817 or 0.18% of net assets.

EQUITY SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of December 31, 1998. These swaps serve to reduce the Fund's exposure to Short-Term Investments, as a percentage of net assets, from 5.96% to 0.55% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of December 31, 1998, aggregated by country exposure.

                                                         Net
        Notional                                      Unrealized
        Amounts        Maturity Dates      Country   Gain (Loss)     Exposure
      ------------   -------------------   -------   ------------    --------
      $  6,427,052       05/14/1999        Korea     $  4,396,160       2.66%
         3,322,417   03/15/99 - 04/15/99   Turkey         262,435       0.88%
        10,676,678   02/16/99 - 10/04/99   Taiwan        (922,994)      2.40%
         1,562,845        07/20/99         Poland         301,306       0.46%
      ------------                                   ------------     ------
      $ 21,988,992                                   $  4,036,907       6.40%
      ============                                   ============     ======


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $436,536,933).....................  $ 374,705,075
  Affiliated issuers (Cost $10,263,332)........................     10,263,332
 Cash..........................................................      2,354,374
 Foreign currency, at value (Cost $4,574,642)..................      4,600,979
 Receivables:
  Fund shares sold.............................................      6,574,720
  Investment securities sold...................................      5,438,789
  Net unrealized appreciation on equity swap contracts.........      5,589,007
  Dividends....................................................        393,955
  Interest.....................................................        341,337
 Other assets..................................................        293,757
                                                                --------------
    TOTAL ASSETS...............................................    410,555,325
                                                                --------------
LIABILITIES:
 Payables:
  Investment securities purchased..............................      1,877,768
  Fund shares redeemed.........................................        314,717
  Net unrealized depreciation on swap contracts................      1,552,100
  Accrued expenses.............................................         84,689
                                                                --------------
    TOTAL LIABILITIES..........................................      3,829,274
                                                                --------------
NET ASSETS:
 Applicable to 58,100,492 shares; no par value, unlimited
  shares authorized............................................  $ 406,726,051
                                                                ==============
 Net asset value per share ($406,726,051 / 58,100,492 shares)..  $      7.0004
                                                                ==============
 Maximum offering price per share (net asset value, plus 1.52%
  of net asset value, or 1.50% of offering price)..............  $      7.1068
                                                                ==============
 Redemption price per share (net asset value, less 1.50% of net
  asset value, or 1.52% of redemption value)...................  $      6.8954
                                                                ==============
 NET ASSETS CONSIST OF:
 Paid in capital...............................................  $ 585,259,606
 Accumulated net investment income.............................     31,124,528
 Accumulated net realized loss.................................   (151,917,253)
 Net unrealized depreciation...................................    (57,740,830)
                                                                --------------
    NET ASSETS.................................................  $ 406,726,051
                                                                ==============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
 Dividends (net of $424,126 for foreign taxes withheld)........  $   9,283,875
 Interest (net of $279,731 for foreign taxes withheld).........     10,139,422
                                                                --------------
    TOTAL INCOME...............................................     19,423,297
                                                                --------------
EXPENSES:
 Custodian.....................................................      1,223,656
 Administration................................................        322,359
 Professional..................................................         95,120
 Other.........................................................         20,504
                                                                --------------
    TOTAL EXPENSES.............................................      1,661,639
                                                                --------------
    NET INVESTMENT INCOME......................................     17,761,658
                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments..................................................   (112,163,321)
  Equity swap contracts........................................    (26,019,467)
  Foreign currency transactions................................     (1,867,975)
                                                                --------------
   Net realized loss...........................................   (140,050,763)
                                                                --------------
 Change in net unrealized appreciation or depreciation on:
  Investments, equity swap contracts and foreign currency......     26,218,678
  Translation of other assets and liabilities denominated in
   foreign currency............................................         71,206
                                                                --------------
   Change in net unrealized appreciation or depreciation.......     26,289,884
                                                                --------------
 Net realized and unrealized loss..............................   (113,760,879)
                                                                --------------
 Net decrease in net assets resulting from operations..........  $ (95,999,221)
                                                                ==============




                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                Year Ended        Year Ended
                                             December 31, 1998 December 31, 1997
                                             ----------------- -----------------
OPERATIONS:
 Net investment income......................   $  17,761,658      $  8,365,844
 Net realized loss..........................    (140,050,763)       (9,483,262)
 Change in net unrealized appreciation or
  depreciation..............................      26,289,884       (85,779,669)
                                              --------------     -------------
 Net decrease in net assets resulting from
  operations................................     (95,999,221)      (86,897,087)
                                              --------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................     168,513,076       366,188,354
 Shares redeemed............................    (117,661,142)       (6,756,104)
                                              --------------     -------------
 Net increase in net assets resulting from
  capital share transactions (a)............      50,851,934       359,432,250
                                              --------------     -------------
    TOTAL INCREASE (DECREASE) IN NET
     ASSETS.................................     (45,147,287)      272,535,163
                                              --------------     -------------
NET ASSETS:
 Beginning of year..........................     451,873,338       179,338,175
                                              --------------     -------------
 End of year (including accumulated net
  investment income of $31,124,528 and
  $13,362,870, respectively)................   $ 406,726,051      $451,873,338
                                              ==============     =============
(a)A summary of capital share transactions follows:
                                                  Shares            Shares
                                              --------------     -------------
  Shares sold...............................      22,326,797        32,314,985
  Shares redeemed...........................     (13,538,648)         (608,644)
                                              --------------     -------------
   Net increase in shares outstanding.......       8,788,149        31,706,341
                                              ==============     =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                     Year Ended December 31,       Period Ended
                                    ------------------------------ December 31,
                                      1998      1997        1996      1995*
                                    --------  --------    -------- ------------
Net asset value, beginning of
 period............................ $ 9.1635  $10.1862    $ 9.3164   $10.0000
                                    --------  --------    --------   --------
Income from investment operations:
 Net investment income.............   0.2647    0.2561***   0.1810     0.1028
 Net realized and unrealized gain
  (loss)...........................  (2.4278)  (1.2788)     0.6888    (0.7864)
                                    --------  --------    --------   --------
  Total income (loss) from
   investment operations...........  (2.1631)  (1.0227)     0.8698    (0.6836)
                                    --------  --------    --------   --------
Net asset value, end of period..... $ 7.0004  $ 9.1635    $10.1862   $ 9.3164
                                    ========  ========    ========   ========
Total return (non-annualized)...... (23.61)%  (10.04)%       9.34%    (6.84)%
Ratios/Supplemental data
 Net assets, end of period (in
  000s)............................ $406,726  $451,873    $179,338   $ 90,129
 Ratio of expenses to average net
  assets...........................    0.38%     0.28%       0.46%      0.50%**
 Ratio of net investment income to
  average net assets...............    4.13%     2.44%       3.42%      3.86%**
 Portfolio turnover rate...........     112%       62%         25%         2%

*The Fund commenced operations June 30, 1995
**Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
--------------------------------------------------------------------------------

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998

U.S. BONDS
Corporate Bonds
 Asset-backed..................  22.36%
 Banks.........................   5.69
 Consumer......................   2.38
 Services/Miscellaneous........  13.37
 Energy........................   3.45
 Industrial....................   5.60
 Financial Services............  18.29
 Utilities.....................   1.70
 Telecommunications............   3.27
                                ------
  Total U.S. Corporate Bonds...  76.11
                                ------
 International Dollar Bonds....   8.20
                                ------
  Total U.S. Bonds.............  84.31
                                ------
 SHORT-TERM INVESTMENTS........  14.60
                                ------
  TOTAL INVESTMENTS............  98.91
 CASH AND OTHER ASSETS, LESS
  LIABILITIES..................   1.09
                                ------
  NET ASSETS................... 100.00%
                                ======

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                        Face
                                                       Amount         Value
                                                    ------------- -------------
Bonds - 84.31%
U.S. Corporate Bonds - 76.11%
Abbott Labs, 6.500%, due 09/06/01.................   $    235,000  $    244,100
Albertson's Inc., 6.375%, due 06/01/00............        345,000       350,084
Arcadia Automobile Receivables Trust, 98-C, Class
 A3, 5.670%, due 08/15/06.........................        600,000       604,404
Aristar, Inc., 6.000%, due 08/01/01...............        290,000       291,545
Associates Corp. NA, Series E, 6.750%, due
 10/31/01.........................................        250,000       260,187
Capital One Bank, 6.260%, due 05/07/01............      1,000,000       987,176
Central Fidelity Banks, Inc., 8.150%, due
 11/15/02.........................................        400,000       434,652
CIT Group, Inc., 5.800%, due 02/26/01.............        320,000       321,897
Comed Transitional Funding Trust, 98-1, Class A2,
 5.290%, due 06/25/03.............................        300,000       300,081
Consolidated Edison Utility, 92-C, 7.600%, due
 01/15/00.........................................        415,000       424,914
Countrywide Home Loans, Inc., Series F, FRN,
 5.648%,
 due 01/21/03.....................................      1,500,000     1,470,225
Cox Communications, Inc., 6.375%, due 06/15/00....        305,000       309,502
Dean Witter Discover, Series E, FRN, 5.688%,
 due 10/07/02.....................................      1,000,000     1,004,530
Electronic Data Systems, 144A, 6.850%, due
 05/15/00.........................................        140,000       142,874
ERAC USA Finance Co., 7.000%, due 06/15/00........        380,000       384,088
Fleetwood Credit Corp. Grantor Trust, 97-B, Class
 A, 6.400%, due 05/15/13..........................        701,000       713,786
Ford Motor Credit Co., FRN, 5.382%, due 04/29/02..      1,000,000       993,065
GMAC, 5.350%, due 12/07/01........................        350,000       348,777
Goldman Sachs, Series A FRN, 5.370%, due 1/31/02..      1,000,000       994,455
Green Tree Master Trust, 98-2, Class A, FRN,
 5.599%,
 due 04/13/04.....................................      1,000,000       990,310
Heller Financial, Inc., Series H, 6.140%, due
 04/13/00.........................................      1,000,000     1,002,654
Homeside Lending, Inc., FRN, 5.304%, due
 04/24/01.........................................      1,000,000       995,299
MCI Worldcom, Inc., 6.125%, due 08/15/01..........        500,000       508,379
Merrill Lynch & Co., FRN, 5.400%, due 06/24/03....      1,000,000       993,895
Morgan Stanley Group, 8.875%, due 10/15/01........        300,000       324,267
Potomac Capital Investments NV, Series C, 144A,
 7.050%, due 10/02/01.............................        600,000       612,134
Premier Auto Trust, 98-4, Class A3, 5.690%, due
 06/08/02.........................................        230,000       231,707
Proffitt's Credit Card Master Trust, 98-2, Class
 A, 6.000%, due 09/15/04..........................      1,000,000     1,014,590
Standard Credit Card Master Trust, Class A,
 8.250%,
 due 11/07/03.....................................        250,000       267,221
UGI Utilities, Inc., Series B, 6.170%, due
 03/06/01.........................................        250,000       253,700
USA Waste Management Services Inc., 6.125%,
 due 07/15/01.....................................        500,000       505,741
USG Corp., Series B, 9.250%, due 09/15/01.........        700,000       752,968
                                                                  -------------
                                                                     19,033,207
                                                                  -------------

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                        Face
                                                       Amount         Value
                                                   -------------- -------------
International Dollar Bonds - 8.20%
Caisse Centrale Dejardins, Series E, 6.750%, due
 04/17/01                                            $    500,000 $     517,020
Quebec Province, 9.000%, due 05/08/01............         500,000       541,419
St. George Bank Ltd., Series E, 5.310%, due
 03/20/02........................................       1,000,000       991,850
                                                                  -------------
                                                                      2,050,289
                                                                  -------------
Total Bonds (Cost $21,143,601)...................                    21,083,496
                                                                  -------------
Short-Term Investments - 14.60%
Investment Companies - 1.82%                           Shares
                                                   --------------
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund......................................         453,196       453,196
                                                                  -------------
                                                        Face
Commercial Paper - 12.78%                              Amount
                                                   --------------
Associates Corp. of North America, 5.100%, due
 01/25/99........................................   $   1,600,000     1,593,946
Ciesco Corp., 5.250%, due 02/01/99...............       1,610,000     1,602,277
                                                                  -------------
                                                                      3,196,223
                                                                  -------------
Total Short-Term Investments (Cost $3,649,419)...                     3,649,419
                                                                  -------------
Total Investments (Cost $24,793,020) - 98.91%
 (a).............................................                    24,732,915
                                                                  -------------
Cash and other assets, less liabilities - 1.09%..                       273,521
                                                                  -------------
Net Assets - 100%................................                  $ 25,006,436
                                                                  =============

 NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $24,793,020; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...............  $  8,143
         Gross unrealized depreciation...............   (68,248)
                                                      ---------
             Net unrealized depreciation.............  $(60,105)
                                                      =========

FRN: Floating Rate Note--The rate disclosed is that in effect at December 31,
     1998.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $755,008 or 3.02% of net assets.





                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $24,339,824)........................  $24,279,719
  Affiliated issuers (Cost $453,196).............................      453,196
 Receivables:
  Interest.......................................................      273,637
                                                                  ------------
    TOTAL ASSETS.................................................   25,006,552
                                                                  ------------
LIABILITIES:
 Payables:
  Accrued expenses...............................................          116
                                                                  ------------
    TOTAL LIABILITIES............................................          116
                                                                  ------------
NET ASSETS:
 Applicable to 2,500,117 shares; no par value, unlimited shares authorized.....................................................  $25,006,436
                                                                  ============
 Net asset value, offering price and redemption price per share
  ($25,006,436 / 2,500,117 shares)...............................  $   10.0021
                                                                  ============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $25,001,168
 Accumulated net investment income...............................       65,373
 Net unrealized depreciation.....................................      (60,105)
                                                                  ------------
    NET ASSETS...................................................  $25,006,436
                                                                  ============


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

INVESTMENT INCOME:
 Interest............................................................  $ 65,489
                                                                      ---------
    TOTAL INCOME.....................................................    65,489
                                                                      ---------
    TOTAL EXPENSES...................................................       116
                                                                      ---------
    NET INVESTMENT INCOME............................................    65,373
                                                                      ---------
NET UNREALIZED LOSS:
 Change in net unrealized appreciation or depreciation on:
  Investments........................................................   (60,105)
                                                                      ---------
 Net increase in net assets resulting from operations................  $  5,268
                                                                      =========

*The Fund commenced operations December 14, 1998.



                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                               Period  Ended
                                                             December 31, 1998*
                                                             ------------------
OPERATIONS:
  Net investment income.....................................     $    65,373
  Change in net unrealized appreciation or depreciation.....         (60,105)
                                                                ------------
  Net increase in net assets resulting from operations......           5,268
                                                                ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold...............................................      25,001,158
                                                                ------------
  Net increase in net assets resulting from capital share
   transactions (a).........................................      25,001,158
                                                                ------------
    TOTAL INCREASE IN NET ASSETS............................      25,006,426
                                                                ------------
NET ASSETS:
  Beginning of period.......................................              10
                                                                ------------
  End of period (including accumulated net investment income
   of $65,373)..............................................     $25,006,436
                                                                ============
(a)A summary of capital share transactions follows:
                                                                   Shares
                                                             ------------------
  Shares sold...............................................       2,500,116
                                                                ============

*The Fund commenced operations December 14, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. SHORT/INTERMEDIATE FIXED INCOME FUND
                                                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                Period  Ended
                                                              December 31, 1998*
                                                              ------------------
Net asset value, beginning of period.........................      $10.0000
                                                                  ---------
Income from investment operations:
 Net investment income.......................................        0.0262
 Net realized and unrealized gain............................       (0.0241)
                                                                  ---------
    Total income from investment operations..................        0.0021
                                                                  ---------
Net asset value, end of period...............................      $10.0021
                                                                  =========
Total return (non-annualized)................................         0.02%
Ratios/Supplemental data
 Net assets, end of period (in 000s).........................      $ 25,006
  Ratio of expenses to average net assets....................         0.01%**
  Ratio of net investment income to average net assets.......         5.31%**
  Portfolio turnover rate....................................            0%

*The Fund commenced operations December 14, 1998.
**Annualized


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares        Value
                                                     ----------- -------------
Investment Company -- 99.94%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $299,043,160)..................... 299,043,160  $299,043,160
Cash and other assets, less liabilities -- 0.06%....                   181,053
                                                                 -------------
Net Assets -- 100%..................................              $299,224,213
                                                                 =============




                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value (Cost $299,043,160)......................  $299,043,160
 Cash...........................................................        10,550
 Receivables:
  Interest......................................................     1,376,454
  Due from Advisor..............................................         4,550
                                                                 -------------
    TOTAL ASSETS................................................   300,434,714
                                                                 -------------
LIABILITIES:
 Payables:
  Dividends.....................................................     1,210,394
  Accrued expenses..............................................           107
                                                                 -------------
    TOTAL LIABILITIES...........................................     1,210,501
                                                                 -------------
NET ASSETS:
 Applicable to 299,225,057 shares; no par value, unlimited
  shares authorized.............................................  $299,224,213
                                                                 =============
 Net asset value, offering price and redemption price per share
  ($299,224,213 / 299,225,057 shares)...........................  $     1.0000
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $299,225,057
 Accumulated net realized loss..................................          (844)
                                                                 -------------
    NET ASSETS..................................................  $299,224,213
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

INVESTMENT INCOME:
  Interest........................................................  $11,578,281
                                                                   ------------
    TOTAL INCOME..................................................   11,578,281
                                                                   ------------
EXPENSES:
  Professional....................................................       17,752
  Custodian.......................................................        5,158
  Trustees........................................................        2,536
                                                                   ------------
    TOTAL EXPENSES................................................       25,446
                                                                   ------------
    Expenses reimbursed by Advisor................................       (4,550)
                                                                   ------------
    NET EXPENSES..................................................       20,896
                                                                   ------------
    NET INVESTMENT INCOME.........................................   11,557,385
                                                                   ------------
NET REALIZED LOSS:
  Net realized loss...............................................         (844)
                                                                   ------------
  Net increase in net assets resulting from operations............  $11,556,541
                                                                   ============

*The Fund commenced operations February 18, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                Period Ended
                                                             December 31, 1998*
                                                             ------------------
OPERATIONS:
 Net investment income......................................    $  11,557,385
 Net realized loss..........................................             (844)
                                                               --------------
 Net increase in net assets resulting from operations.......       11,556,541
                                                               --------------
DISTRIBUTIONS:
 Net investment income......................................      (11,557,385)
                                                               --------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................................      905,743,780
 Shares reinvested..........................................          591,582
 Shares redeemed............................................     (607,110,306)
                                                               --------------
 Net increase in net assets resulting from capital share
  transactions (a)..........................................      299,225,056
                                                               --------------
    TOTAL INCREASE IN NET ASSETS............................      299,224,212
                                                               --------------
NET ASSETS:
 Beginning of period........................................                1
                                                               --------------
 End of period..............................................    $ 299,224,213
                                                               ==============
(a)A summary of capital share transactions follows:
                                                                   Shares
                                                             ------------------
  Shares sold...............................................      905,743,780
  Shares reinvested.........................................          591,582
  Shares redeemed...........................................     (607,110,306)
                                                               --------------
   Net increase in shares outstanding.......................      299,225,056
                                                               ==============

* The Fund commenced operations February 18, 1998.

                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                 Period Ended
                                                              December 31, 1998*
                                                              ------------------
Net asset value, beginning of period.........................      $ 1.0000
                                                                  ---------
 Income from investment operations:
 Net investment income.......................................        0.0477
 Net realized and unrealized gain............................        0.0000
                                                                  ---------
    Total income from investment operations..................        0.0477
                                                                  ---------
Distribution:
 Net investment income.......................................       (0.0477)
                                                                  ---------
Net asset value, end of period...............................      $ 1.0000
                                                                  =========
Total return (non-annualized)................................         4.88%
Ratios/Supplemental data
 Net assets, end of period (in 000s).........................      $299,224
 Ratio of expenses to average net assets:
  Before expense reimbursement...............................         0.01%**
  After expense reimbursement................................         0.01%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...............................         5.52%**
  After expense reimbursement................................         5.52%**

*The Fund commenced operations February 18, 1998.
**Annualized


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Brinson Partners is an active manager of high yield fixed income client portfolios. We believe successful high yield investing involves capturing the market's high total return potential while minimizing losses due to credit deterioration or default. We believe that our research-intensive effort and our focus on long-term performance will result in superior risk-adjusted returns. At the forefront of our philosophy is a focus on diversification and preservation of principal.

The Brinson High Yield Fund earned an annualized return of 7.79% since its performance inception on April 30, 1995, versus 9.54% for its benchmark, the First Boston High Yield Bond Index. The Fund's total return for calendar year 1998 was -5.66%, versus 0.58% for the benchmark.

Spreads in the high yield market widened by 242 basis points during 1998 as investors fled the high yield market for the safety and liquidity of U.S. Treasuries. By year-end, liquidity had improved and spreads had tightened by 100 basis points from the October peak to end the year at 554 basis points.

Industry weightings contributed significantly to 1998 results. During 1998, the Fund underweighted the energy, metals and paper industries, which all posted negative returns, and overweighted broadcasting and diversified media, which outperformed. Issue selection also played an important role in 1998 as bond holdings in Simmons Co. and Ryder TRS, among others, were refinanced via tender offers, resulting in significant capital appreciation.

At year end, the Fund contained approximately 100 issues, with 19% in double-B, 74% in single-B and 7% in CCC/CC/C rated issues.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Total Return

                                                                  Annualized
                                       6 Months  1 Year  3 Years   4/30/95*
                                        Ended    Ended    Ended       to
                                       12/31/98 12/31/98 12/31/98  12/31/98
----------------------------------------------------------------------------
Brinson High Yield Fund                 -7.60%   -5.66%   7.06%      7.79%
----------------------------------------------------------------------------
First Boston High Yield Bond Index      -3.57     0.58    8.31       9.54
----------------------------------------------------------------------------
Merrill Lynch High Yield Master Index   -0.81     3.66    9.11      10.36
----------------------------------------------------------------------------

*Performance inception date of the Brinson High Yield Fund.
** Effective December 31,1998, the Fund's benchmark changed from the First
   Boston High Yield Bond Index to the Merrill Lynch High Yield Master Index. The Fund determined that the Merrill Lynch High Yield Master Index more closely reflects the investment objectives of the Fund.
 All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund, First Boston High Yield Bond Index and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson High Yield Fund
vs. First Boston High Yield Bond Index and Merrill Lynch High Yield Master
Index

[LINE GRAPH OF BRINSON HIGH YIELD FUND VS. FIRST BOSTON HIGH YIELD BOND INDEX
            AND MERRILL LYNCH HIGH YIELD MASTER INDEX APPEARS HERE]

             Brinson High Yield Fund         First Boston High Yield Bond Index        Merrill Lynch High Yield Master Index
             -----------------------         ----------------------------------        -------------------------------------
 4/30/95             100,000                              100,000                                      10,0000
 5/31/95             100,662                              102,820                                      10,3124
 6/30/95             100,553                              103,499                                      10,3912
 7/31/95             101,729                              105,103                                      10,5100
 8/31/95             102,291                              105,397                                      10,5738
 9/30/95             103,491                              106,609                                      10,6947
10/31/95             104,956                              107,793                                      10,7705
11/30/95             105,941                              108,299                                      10,8757
12/31/95             107,361                              109,675                                      11,0502
 1/31/96             108,820                              111,758                                      11,2247
 2/29/96             110,836                              112,351                                      11,2417
 3/31/96             110,503                              112,047                                      11,2111
 4/30/96             111,210                              112,652                                      11,2161
 5/31/96             112,623                              113,565                                      11,2970
 6/30/96             112,963                              113,815                                      11,3649
 7/31/96             113,584                              114,839                                      11,4421
 8/31/96             115,713                              116,091                                      11,5602
 9/30/96             119,121                              118,088                                      11,8083
10/31/96             119,625                              119,080                                      11,9377
11/30/96             121,423                              120,937                                      12,1791
12/31/96             123,175                              123,295                                      12,2728
 1/31/97             124,846                              124,196                                      12,3672
 2/28/97             126,409                              126,530                                      12,5407
 3/31/97             122,735                              125,113                                      12,4013
 4/30/97             124,892                              126,227                                      12,5425
 5/31/97             128,738                              128,764                                      12,7952
 6/30/97             131,130                              130,515                                      12,9901
 7/31/97             134,858                              133,282                                      13,3018
 8/31/97             135,479                              134,002                                      13,2786
 9/30/97             139,078                              136,655                                      13,4985
10/31/97             137,523                              136,641                                      13,5881
11/30/97             139,649                              137,611                                      13,7168
12/31/97             139,645                              138,864                                      13,8469
 1/31/98             140,588                              141,224                                      14,0531
 2/28/98             141,432                              142,326                                      14,1112
 3/31/98             143,331                              143,038                                      14,2328
 4/30/98             143,577                              144,110                                      14,3004
 5/31/98             143,922                              144,543                                      14,3999
 6/30/98             142,574                              144,846                                      14,4712
 7/31/98             143,397                              145,860                                      14,5537
 8/31/98             130,486                              135,956                                      13,9257
 9/30/98             128,769                              135,943                                      13,9536
10/31/98             126,011                              133,237                                      13,7244
11/30/98             132,152                              139,993                                      14,3493
12/31/98             131,736                              139,671                                      14,3541

Funds returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

 Industry Diversification

 As a Percent of Net Assets
 As of December 31, 1998

  U.S. BONDS
  Corporation Bonds
   Appliances & Household
    Durables..................    1.19%
   Broadcasting & Public Serv-
    ice.......................   11.10
   Business Services..........    3.01
   Construction...............    4.88
   Consumer Goods.............    2.21
   Electronics and Electric
    Components................    2.07
   Energy.....................    1.98
   Financial..................    1.11
   Food & House Products......    3.79
   Health.....................    2.19
   Housing/Paper..............    0.78
   Industrial.................   17.62
   Leisure & Tourism..........    2.68
   Machinery & Engineering....    1.87
   Multi-Industry.............    3.22
   Real Estate................    1.11
   Recreation.................    4.79
   Retail.....................    1.04
   Services...................    2.09
   Telecommunications.........   18.23
   Utilities..................    1.29
                                ------
    Total U.S. Corporate
     Bonds....................   88.25
                                ------
    International Dollar
     Bonds....................    4.01
                                ------
    Total U.S. Bonds..........   92.26
                                ------
  U.S. EQUITIES
   Common Stock...............    0.15
   Preferred Stock............    3.53
   Warrants...................    0.03
                                ------
    Total U.S. Equities.......    3.71
                                ------
    SHORT-TERM INVESTMENTS....    2.52
                                ------
  TOTAL INVESTMENTS...........   98.49
  CASH AND OTHER ASSETS, LESS
   LIABILITIES................    1.51
                                ------
    NET ASSETS................  100.00%
                                ======

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                         Face
                                                        Amount        Value
                                                     ------------ -------------

U.S. Bonds - 92.26%
U.S. Corporate Bonds - 88.25%
21st Century Telecom Group 0.000%, due 02/15/08
 (c)...............................................   $ 6,000,000  $  2,520,000
Ackerley Group, Inc. 144A, 9.000%, due 01/15/09....     2,500,000     2,537,500
Advanced Lighting Technologies, Inc., 144A, 8.000%,
 due 03/15/08......................................     3,500,000     3,150,000
Affiliated Newspapers Investments, Inc., 0.000%,
 due 07/01/06 (o)..................................     2,350,000     2,420,500
Allbritton Communications Co., Series B, 8.875%,
 due 02/01/08......................................     2,500,000     2,525,000
Alliance Laundry Systems, 144A, 9.625%, due
 05/01/08..........................................     3,500,000     3,360,000
American Business Information Services, 144A,
 9.500%,
 due 06/15/08......................................     3,000,000     2,460,000
American Standard Cos., Inc., 10.875%, due
 05/15/99..........................................     1,250,000     1,253,125
Aurora Foods, Inc., Series D, 9.875%, due
 02/15/07..........................................     1,000,000     1,090,000
Aurora Foods, Inc., Series B, 9.875%, due
 02/15/07..........................................     3,500,000     3,815,000
Avalon Cable Holdings, 144A, 9.375%, due 12/01/08..     3,250,000     3,323,125
Bally Total Fitness Holding Corp., Series B,
 9.875%,
 due 10/15/07......................................     3,500,000     3,430,000
Big Flower Press Holdings, Inc., 144A, 8.625%,
 due 12/01/08......................................     3,750,000     3,787,500
Building Materials Holding Corp., 144A, 8.000%,
 due 12/01/08......................................     4,000,000     3,990,000
CalEnergy Co., Inc., 9.500%, due 09/15/06..........     3,000,000     3,262,500
CB Richard Ellis Services, Inc., 8.875%, due
 06/01/06..........................................     3,500,000     3,430,000
Centennial Cellular Corp., 144A, 10.750%, due
 12/15/08..........................................     3,000,000     2,985,000
Century Communications Corp., Class B, 0.000%,
 due 01/15/08......................................     6,500,000     3,250,000
Chancellor Media Corp., Series B, 10.500%, due
 01/15/07..........................................     1,500,000     1,642,500
Citadel Broadcasting Co., 144A, 9.250%, due
 11/15/08..........................................     1,750,000     1,824,375
Citadel Broadcasting Co., 10.250%, due 07/01/07....     3,000,000     3,262,500
Collins & Aikman Products, 11.500%, due 04/15/06...     3,000,000     3,120,000
COLT Telecom Group, 0.000%, due 12/15/06 (d).......     4,000,000     3,360,000
CSC Holdings, Inc., 7.625%, due 07/15/18...........     1,500,000     1,470,900
Cumulus Media, Inc., 10.375%, due 07/01/08.........     3,500,000     3,710,000
Details Holdings Corp., Series B, 0.000%, due
 11/15/07 (e)......................................     5,000,000     2,775,000
Diamond Triumph Autoglass, 144A, 9.250%, due
 04/01/08..........................................     3,650,000     3,631,750
Digital Television Services, Series B, 12.500%, due
 08/01/07..........................................     2,000,000     2,180,000
Dobson/Sygnet Communications, 144A, 12.250%,
 due 12/15/08......................................     1,250,000     1,271,875
E.Spire Communications, Inc., 0.000%, due 07/01/08
 (f)...............................................     3,500,000     1,365,000
Eagle Family Foods, Series B, 8.750%, due
 01/15/08..........................................     3,000,000     2,835,000
Fortress Group, Inc., 13.750%, due 05/15/03........     4,000,000     4,200,000
Fox/Liberty Networks, 0.000%, due 08/15/07 (g).....     5,000,000     3,400,000
Fresh Foods, Inc., 10.750%, due 06/01/06...........     2,000,000     1,880,000
Fundy Cable Ltd., 11.000%, due 11/15/05............     3,000,000     3,180,000

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                         Face
                                                        Amount        Value
                                                     ------------ -------------

U.S. Corporate Bonds - (continued)
Globalstar LP, 11.375%, due 02/15/04...............   $ 1,500,000  $  1,132,500
Golden Sky Systems, Inc., 144A, 12.375%, due
 08/01/06..........................................     2,000,000     2,070,000
Granite Broadcasting Corp., 10.375%, due 05/15/05..     1,000,000     1,010,000
Hines Horticulture, Inc., Series B, 11.750%, due
 10/15/05..........................................     1,950,000     2,081,625
Hollinger International, Inc., 9.250%, due
 03/15/07..........................................     3,499,000     3,691,445
Horseshoe Gaming LLC, Series B, 12.750%, due
 09/30/00..........................................     2,000,000     2,135,000
ICG Holdings, Inc., 0.000%, due 09/15/05 (h).......     1,750,000     1,443,750
Icon Fitness Corp., Series B, 0.000%, due 11/15/06
 (i)...............................................     7,000,000        70,000
Imax Corp., 7.875%, due 12/01/05...................     2,000,000     2,020,000
Interep National Radio Sales, 144A, 10.000%, due
 07/01/08..........................................     2,000,000     2,060,000
Intermedia Communications, Series B, 0.000%,
 due 07/15/07 (j)..................................     4,850,000     3,298,000
International Comfort Products, Series B, 8.625%,
 due 05/15/08......................................     2,000,000     2,020,000
Iron Mountain, Inc., 8.750%, due 09/30/09..........     3,300,000     3,399,000
J.H. Heafner Co., 144A, 10.000%, due 05/15/08......     1,500,000     1,507,500
JCAC, Inc., 10.125%, due 06/15/06..................     2,380,000     2,653,700
KMC Telecom Holdings, Inc., 0.000%, due 02/15/08
 (k)...............................................     4,000,000     1,920,000
Lamar Advertising Co., 8.625%, due 09/15/07........     2,535,000     2,661,750
Lamar Advertising Co., 9.625%, due 12/01/06........     1,500,000     1,605,000
Liberty Group Operating, 9.375%, due 02/01/08......     3,500,000     3,430,000
LIN Holdings Corp., 0.000%, due 03/01/08 (l).......     4,500,000     3,150,000
Lowes Cineplex Entertainment Corp., 8.875%, due
 08/01/08..........................................     3,500,000     3,613,750
Mail-Well Corp., 144A, 8.750%, due 12/15/08........     3,500,000     3,500,000
Marcus Cable Co., 0.000%, due 12/15/05 (m).........     4,500,000     4,263,750
McLeodUSA, Inc., 9.250%, due 07/15/07..............     3,250,000     3,396,250
Mediacom LLC., Series B, 8.500%, due 04/15/08......     4,000,000     4,095,000
Microcell Telecommunications, Inc., Series B,
 0.000%,
 due 06/01/06 (n)..................................     3,500,000     2,598,750
MTS, Inc., 9.375%, due 05/01/05....................     2,875,000     2,803,125
National Equipment Services, Inc., 144A, 10.000%,
 due 11/30/04......................................     1,500,000     1,462,500
Nationsrent, Inc., 144A, 10.375%, due 12/15/08.....     3,000,000     2,970,000
NBTY, Inc., Series B, 8.625%, due 09/15/07.........     3,750,000     3,656,250
Newpark Resources, Inc., Series B, 8.625%, due
 12/15/07..........................................       750,000       710,625
Nextel Communications, Inc., 0.000%, due 09/15/07
 (p)...............................................     6,000,000     3,825,000
Nextlink Communications, Inc., 144A, 10.750%,
 due 11/15/08......................................     4,000,000     4,070,000
Nortek, Inc., Series B, 9.125%, due 09/01/07.......     3,000,000     3,090,000
Nortek, Inc., 9.875%, due 03/01/04.................     1,000,000     1,035,000
NTL, Inc., 144A, 0.000%, due 10/01/08 (q)..........     4,000,000     2,505,000
Nuevo Energy Co., Series B, 8.875%, due 06/01/08...     3,000,000     2,850,000
Packaged Ice, Inc. Series B, 9.750%, due 02/01/05..     4,000,000     4,000,000
Parker Drilling Co., Series D, 9.750%, due
 11/15/06..........................................     2,500,000     2,225,000
Paxson Communications Corp., 11.625%, due
 10/01/02..........................................     3,000,000     3,075,000

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                         Face
                                                        Amount        Value
                                                     ------------ -------------

U.S. Corporate Bonds - (continued)
Pegasus Communications, 144A, 9.750%, due
 12/01/06..........................................   $ 1,000,000  $  1,002,500
Pegasus Communications, Series B, 9.625%, due
 10/15/05..........................................     1,500,000     1,503,750
Plastic Containers, Inc., Series B, 10.000%, due
 12/15/06..........................................     3,000,000     3,120,000
Premier Parks, Inc., 0.000%, due 04/01/08 (r)......     6,690,000     4,532,475
Pride Petroleum Services, Inc., 9.375%, due
 05/01/07..........................................     3,500,000     3,255,000
PSINET, Inc., 144A, 11.500%, due 11/01/08..........     3,750,000     3,928,125
R. H. Donnelly, Inc., 9.125%, due 06/01/08.........     1,950,000     2,042,625
Revlon Consumer Products, 8.625%, due 02/01/08.....     4,000,000     3,640,000
Riverwood International Corp., 10.625%, due
 08/01/07..........................................     3,000,000     2,970,000
Safety Kleen Co., 9.250%, due 06/01/08.............     1,500,000     1,545,000
SFX Entertainment, Inc., Series B, 9.125%, due
 02/01/08..........................................     3,500,000     3,465,000
Sinclair Broadcast Group, Inc., 8.750%, due
 12/15/07..........................................     3,500,000     3,535,000
Speedway Motorsports, Inc., 8.500%, due 08/15/07...     1,250,000     1,318,750
Station Casinos, Inc., 144A, 8.875%, due 12/01/08..     2,000,000     2,030,000
Tenet Healthcare Corp., 144A, 8.125%, due
 12/01/08..........................................     2,000,000     2,050,000
Tenet Healthcare Corp., 8.625%, due 01/15/07.......     1,000,000     1,045,000
Trans-Resources, Inc., Series B, 0.000%, due
 03/15/08 (s)......................................     3,000,000     1,590,000
Transwestern Publishing Co., 144A, 9.625%, due
 11/15/07..........................................     2,000,000     2,080,000
Transwestern Publishing Co., 9.625%, due 11/15/07..     2,000,000     2,080,000
United Artists Theatre Circuit, Inc., Series B,
 9.750%,
 due 04/15/08......................................     2,650,000     2,530,750
United Rentals, Inc., Series B, 9.500%, due
 06/01/08..........................................       605,000       611,050
United Rentals, Inc., 144A, 8.800%, due 08/15/08...     3,860,000     3,782,800
United Rentals, Inc., 144A, 9.250%, due 01/15/09...     1,000,000     1,002,500
Verio, Inc., 144A, 11.250%, due 12/01/08...........     1,000,000     1,005,000
Victory Markets, Inc., 12.500%, due 03/15/00 (v)...     2,000,000        40,000
Weirton Steel Corp., 11.375%, due 07/01/04.........     3,500,000     3,150,000
Werner Holdings Co., Inc., Series A, 10.000%, due
 11/15/07..........................................     3,000,000     2,970,000
Wesco Distribution, Inc., Series B, 9.125%, due
 06/01/08..........................................     3,000,000     3,000,000
William Carter Co., Series A, 10.375%, due
 12/01/06..........................................     3,000,000     3,165,000
Wireless One, Inc., 0.000%, due 08/01/06 (t).......     5,000,000       400,000
Young Broadcasting, Inc., Series B, 9.000%, due
 01/15/06..........................................     3,000,000     3,030,000
                                                                  -------------
                                                                    272,222,745
                                                                  -------------
International Dollar Bonds - 4.01%
Croatia - Series A FRN, 6.563%, due 07/30/10.......     3,000,000     2,370,000
Mexican United States Global Bond, 9.875%, due
 01/15/07..........................................     3,500,000     3,438,750
Morocco - Loan Tranche A FRN, 6.063%, due
 01/01/09..........................................     3,500,000     2,765,000
Telesystems International Wireless, Inc., Series C,
 0.000%, due 11/01/07 (u)..........................     5,000,000     1,900,000
Venezuela - DCB, Series DL, FRN, 5.938%, due
 12/18/07..........................................     3,000,000     1,901,250
                                                                  -------------
                                                                     12,375,000
                                                                  -------------
Total Bonds (Cost $297,622,827)....................                 284,597,745
                                                                  -------------

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Shares        Value
                                                    ------------ -------------

U.S. Equities - 3.71%
CBS Radio, PIK Preferred, 11.375%..................    3,158,400  $  3,758,496
CSC Holdings, Inc., Series M.......................       30,218     3,369,307
F.T.D. Corp., Class B (b)..........................       81,250       406,250
Icon Health & Fitness Capital, Inc., Warrants,
 144A, "99" (b)....................................        4,000            40
KMC Telecommunications Holdings, Inc., Warrants,
 144A, "08" (b)....................................        6,000        15,000
Pegasus Communications Corp., Series A, PIK
 Convertible Preferred, 12.750%....................        3,579     3,757,950
Pegasus Communications Corp., Warrants "07" (b)....        3,000        97,500
Renaissance Cosmetics, Inc., PIK Convertible
 Preferred, 14.000% (b)............................        7,618         7,618
Renaissance Cosmetics, Inc., Warrants "01" (b).....        4,000            --
Renaissance Cosmetics, Inc., Warrants "06" (b).....        5,000            --
Royal Oak Mines, Inc. (b)..........................      171,428        42,857
                                                                 -------------
Total U.S. Equities (Cost $15,990,402).............                 11,455,018
                                                                 -------------
Short-Term Investments - 2.52%
Investment Companies - 2.52%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (Cost $7,759,725)......................    7,759,725     7,759,725
                                                                 -------------
Total Investments (Cost $321,372,954) - 98.49%
 (a)...............................................                303,812,488
Cash and other assets, less liabilities - 1.51%....                  4,670,359
                                                                 -------------
Net Assets - 100.00%...............................               $308,482,847
                                                                 =============


               See accompanying notes to schedule of investments.

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $321,372,954; and net unrealized appreciation consisted of:

        Gross unrealized appreciation............  $  7,345,578
        Gross unrealized depreciation............   (24,906,044)
                                                  -------------
        Net unrealized depreciation..............  $(17,560,466)
                                                  =============

(b) Non-income producing security
(c) Interest rate 0.000% until 02/15/03, then 12.250% to maturity
(d) Interest rate 0.000% until 12/15/01, then 12.000% to maturity
(e) Interest rate 0.000% until 11/15/02, then 12.500% to maturity
(f) Interest rate 0.000% until 07/01/03, then 10.675% to maturity
(g) Interest rate 0.000% until 08/15/02, then 9.750% to maturity
(h) Interest rate 0.000% until 09/15/00, then 13.500% to maturity
(i) Interest rate 0.000% until 11/15/01, then 14.000% to maturity
(j) Interest rate 0.000% until 07/15/02, then 11.250% to maturity
(k) Interest rate 0.000% until 02/15/03, then 12.500% to maturity
(l) Interest rate 0.000% until 03/11/03, then 10.000% to maturity
(m) Interest rate 0.000% until 06/15/00, then 14.250% to maturity
(n) Interest rate 0.000% until 12/01/01, then 14.000% to maturity
(o) Interest rate 0.000% until 07/01/99, then 13.250% to maturity
(p) Interest rate 0.000% until 09/15/02, then 10.650% to maturity
(q) Interest rate 0.000% until 10/01/03, then 12.375% to maturity
(r) Interest rate 0.000% until 04/01/03, then 10.000% to maturity
(s) Interest rate 0.000% until 03/15/03, then 12.000% to maturity
(t) Interest rate 0.000% until 08/01/01, then 13.500% to maturity
(u) Interest rate 0.000% until 11/01/02, then 10.500% to maturity
(v) Security in default as to payment of interest
FRN: Floating rate note, rate disclosed is as of December 31, 1998.
PIK: Payment in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $69,362,090 or 22.48% of net assets.

                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $313,613,229)......................  $296,052,763
  Affiliated issuers (Cost $7,759,725)..........................     7,759,725
 Cash...........................................................       988,286
 Receivables:
  Interest......................................................     5,238,492
  Investment securities sold....................................     1,058,682
  Dividends.....................................................       309,933
 Due from Advisor...............................................        49,547
                                                                 -------------
    TOTAL ASSETS................................................   311,457,428
                                                                 -------------
LIABILITIES:
 Payables:
  Investment securities purchased...............................     2,425,034
  Fund shares redeemed..........................................       500,000
  Accrued expenses..............................................        49,547
                                                                 -------------
    TOTAL LIABILITIES...........................................     2,974,581
                                                                 -------------
NET ASSETS:
 Applicable to 23,416,791 shares; no par value, unlimited shares authorized....................................................  $308,482,847
                                                                 =============
 Net asset value, offering price and redemption price per share
  ($308,482,847 / 23,416,791 shares)............................  $    13.1736
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $272,535,694
 Accumulated net investment income..............................    55,889,340
 Accumulated net realized loss..................................    (2,381,721)
 Net unrealized depreciation....................................   (17,560,466)
                                                                 -------------
    NET ASSETS..................................................  $308,482,847
                                                                 =============

                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
  Interest......................................................  $ 21,750,628
  Dividends.....................................................     1,700,658
                                                                 -------------
    TOTAL INCOME................................................    23,451,286
                                                                 -------------
EXPENSES:
  Custodian.....................................................         5,444
  Professional..................................................        29,596
  Trustees......................................................         4,524
  Other.........................................................         2,995
                                                                 -------------
    TOTAL EXPENSES..............................................        42,559
                                                                 -------------
    Expenses reimbursed by Advisor..............................       (42,559)
                                                                 -------------
    NET EXPENSES................................................            --
                                                                 -------------
    NET INVESTMENT INCOME.......................................    23,451,286
                                                                 -------------
NET REALIZED AND UNREALIZED LOSS:
  Net realized loss on investments..............................   (13,955,595)
  Change in net unrealized appreciation or depreciation.........   (16,983,209)
                                                                 -------------
  Net realized and unrealized loss..............................   (30,938,804)
                                                                 -------------
  Net decrease in net assets resulting from operations..........  $ (7,487,518)
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                    Year  Ended    Year  Ended
                                                   December 31,   December 31,
                                                       1998           1997
                                                   -------------  -------------
OPERATIONS:
 Net investment income............................  $ 23,451,286   $ 14,417,600
 Net realized gain (loss).........................   (13,955,595)    10,125,145
 Change in net unrealized appreciation or
  depreciation....................................   (16,983,209)    (6,492,577)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from operations.................................    (7,487,518)    18,050,168
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold......................................   177,164,918     33,985,265
 Shares redeemed..................................   (17,715,079)   (60,564,948)
                                                   -------------  -------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a).............   159,449,839    (26,579,683)
                                                   -------------  -------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.......   151,962,321     (8,529,515)
                                                   -------------  -------------
NET ASSETS:
 Beginning of year................................   156,520,526    165,050,041
                                                   -------------  -------------
 End of year (including accumulated net investment
  income of $55,889,340 and $32,438,054,
  respectively)...................................  $308,482,847   $156,520,526
                                                   =============  =============
(a) A summary of capital share transactions
 follows:
                                                      Shares         Shares
                                                   -------------  -------------
  Shares sold.....................................    13,471,230      2,464,066
  Shares redeemed.................................    (1,262,864)    (4,655,305)
                                                   -------------  -------------
   Net increase (decrease) in shares outstanding..    12,208,366     (2,191,239)
                                                   =============  =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                     Period
                                  Year Ended December 31,             Ended
                               ----------------------------------- December 31,
                                 1998         1997         1996       1995*
                               ---------    ---------    --------- ------------
Net asset value, beginning of
 period.......................  $13.9645     $12.3175     $10.7361   $10.0000
                               ---------    ---------    ---------  ---------
Income from investment
 operations:
 Net investment income........    1.4678***    1.3299***    0.8041     0.5408
 Net realized and unrealized
  gain (loss).................   (2.2587)      0.3171       0.7773     0.1953
                               ---------    ---------    ---------  ---------
   Total income (loss) from
    investment operations.....   (0.7909)      1.6470       1.5814     0.7361
                               ---------    ---------    ---------  ---------
Net asset value, end of
 period.......................  $13.1736     $13.9645     $12.3175   $10.7361
                               =========    =========    =========  =========
Total return (non-
 annualized)..................   (5.66)%       13.37%       14.73%      7.36%
Ratios/Supplemental data
 Net assets, end of period
  (in 000s)...................  $308,483     $156,521     $165,050   $107,953
 Ratio of expenses to average
  net assets:
  Before expense
   reimbursement..............     0.02%        0.06%        0.14%      0.33%**
  After expense
   reimbursement..............     0.00%        0.00%        0.00%      0.00%**
 Ratio of net investment
  income to average net
  assets:
  Before expense
   reimbursement..............    10.75%       10.09%        9.17%      9.33%**
  After expense
   reimbursement..............    10.77%       10.15%        9.31%      9.66%**
 Portfolio turnover rate......      106%          76%          45%        25%

*  The Fund commenced operations April 28, 1995.
** Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

The Brinson Emerging Markets Debt Fund is an actively managed diversified Fund of fixed income securities issued by sovereign, agency and corporate borrowers domiciled in countries typically excluded from the definition of "developed" markets. Fundamental economic and political analyses are the key elements of the process. Relative value analysis drives our duration, country allocation and security selection strategies.

Since its performance inception on July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Debt Fund has earned an annualized return of 18.19%, compared to the 13.85% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index Plus (EMBI+). For the year 1998, the Fund returned -13.34% versus -14.35% for the benchmark.

The emerging debt market had declined modestly through July (-0.40%), but in August experienced its largest-ever monthly decline (-28.74%). Russia's default on its local currency Treasury bills, after attempting an ill-conceived, simultaneous internal debt restructuring and currency devaluation, was the main cause. Without liquidity assistance, re-profiling short-term government debt destroyed the bank sector and made international support moot. The EMBI+ partly recovered in the last four months of 1998 with a +20.67% return. For the year, emerging debt underperformed equivalent duration U.S. Treasury bonds, which returned 9.84%.

In retrospect, the Asian crisis signaled a shift from a benign to malign global economic environment for emerging economies. Self-reinforcing cyclical trends of declining commodity prices, slowing G7 economies and retreating lenders all bore down on these countries in 1998. Asian economies appear to be stabilizing but Latin America may only be entering its downturn.

Market/country allocation strategies had mixed results while security selection improved Fund performance. The most notable country strategies were an unfavorable overweight in Russia and favorable overweights in Croatia, Guatemala and Poland (local currency). Security selection within the Russian market helped significantly. Our U.S. interest rate duration strategy had no net impact upon performance.

At year-end, our Fund was fully invested with allocations to non-index countries such as Colombia, Croatia, Turkey and Tunisia and underweights in the major Latin markets of Brazil and Argentina.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
December 31, 1998

Total Return

                                                                     Annualized
                                          6 Months  1 Year  3 Years   6/30/95*
                                           Ended    Ended    Ended       to
                                          12/31/98 12/31/98 12/31/98  12/31/98
-------------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund(1)....  -14.05%  -13.34%  14.61%    17.36%
-------------------------------------------------------------------------------
Brinson Emerging Markets Debt Fund(2)....  -14.48   -13.77   14.43     17.36
-------------------------------------------------------------------------------
JP Morgan EMBI+..........................  -13.42   -14.35   10.48     13.85
-------------------------------------------------------------------------------

 *   Inception date of the Brinson Emerging Markets Debt Fund.
 (1) Total return based on NAV--Does not include the payment of a 0.50% transaction charge on Fund share purchases.
 (2) Standardized total return--Includes the payment of a 0.50% transaction charge on Fund share purchases in each period presented where applicable. All returns over 1 year are average annualized returns.

Illustration of an Assumed Investment of $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund and in the JP Morgan EMBI+ if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Emerging Markets Debt Fund
vs. JP Morgan EMBI+

[LINE GRAPH OF BRINSON EMERGING MARKETS DEBT FUND VS. JP MORGAN EMBI+ APPEARS
                                     HERE]

              Brinson Emerging Markets Debt Fund         JP Morgan EMBI+
              ----------------------------------         ---------------

 6/30/95                  100,000                             100,000
                           98,952                             100,074
                          101,671                             102,435
                          105,713                             105,964
                          104,843                             104,876
                          108,802                             108,546
12/31/95                  116,401                             116,772
                          127,448                             125,646
                          118,868                             118,715
                          121,904                             121,419
                          129,544                             128,043
                          132,236                             130,259
 6/30/96                  136,384                             134,838
                          139,238                             137,656
                          145,236                             142,712
                          156,324                             151,916
                          158,248                             153,109
                          167,000                             160,744
12/31/96                  168,816                             162,676
                          175,557                             167,181
                          178,950                             170,082
                          172,262                             163,948
                          177,672                             168,802
                          185,086                             175,352
 6/30/97                  190,948                             179,389
                          199,060                             186,831
                          199,245                             186,075
                          205,585                             191,761
                          185,908                             169,672
                          195,410                             177,728
12/31/97                  202,278                             183,853
                          203,272                             183,481
                          210,539                             188,733
                          215,693                             193,431
                          215,905                             193,899
                          210,889                             187,281
 6/30/98                  203,957                             181,875
                          204,961                             183,120
                          145,381                             130,500
                          152,861                             143,261
                          162,186                             152,530
                          177,930                             161,507
12/31/98                  175,294                             157,470


Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

MARKET ALLOCATION

As of December 31, 1998

                                Index  Strategy      Market      Strategy Range
                               Weights  Weight  Over/Underweight (95% Frequency)
--------------------------------------------------------------------------------
Argentina.....................   28.8%   18.7%       -10.1%           5-30
Brazil........................   22.9     9.1        -13.7            5-30
Bulgaria......................    2.6     1.8         -0.9            0-10
China.........................    0.0     2.6          2.6            0-10
Colombia......................    0.0     8.8          8.8            0-10
Croatia.......................    0.0     5.4          5.4            0-10
Ecuador.......................    2.3     2.1         -0.2            0-10
Guatemaia.....................    0.0     0.9          0.9            0-10
Korea.........................    3.5     0.2         -3.3            0-10
Mexico........................   19.9    17.9         -2.0            5-25
Morocco.......................    1.5     6.0          4.5            0-10
Nigeria.......................    1.1     0.0         -1.1            0-10
Panama........................    2.5     0.0         -2.5            0-10
Peru..........................    1.9     0.0         -1.9            0-10
Philippines...................    0.0     1.3          1.3            0-10
Poland........................    4.0     0.0         -4.0            0-10
Russia........................    2.6     8.6          6.1            0-20
Tunisia.......................    0.0     2.0          2.0            0-10
Turkey........................    0.0     5.1          5.1            0-10
Venezuela.....................    6.7     6.8          0.2            0-15
Cash..........................    0.0     2.8          2.8            0-30
                                -----   -----
                                100.0%  100.0%
                                =====   =====

Note: Totals may not add due to rounding

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Face
                                                      Amount          Value
                                                  --------------- -------------

Bonds - 95.39%
International Dollar Bonds - 94.06%
Argentina - 18.28%
Argentina - Cia de Alimentos Fargo S.A, 144A,
 13.250%, due 08/01/08..........................  $     4,000,000  $  3,040,000
Argentina - FRN, 9.165%, due 04/10/05...........       30,050,000    27,045,000
Argentina - Global Bearer, FRN, 6.188%, due
 03/31/05.......................................       14,006,000    11,905,100
Argentina - Global Bond, 11.375%, due 01/30/17..        7,200,000     7,182,000
Argentina - Global Bond, 9.750%, due 09/19/27...        5,200,000     4,615,000
Argentina - Par Series L, FRN, 5.750%, due
 03/31/23.......................................       16,250,000    11,700,000
Argentina - Series XW, 11.000%, due 12/04/05....        7,000,000     6,982,500
Argentina - Series XW, warrants, expiring
 12/3/99........................................            7,000       315,000
                                                                  -------------
                                                                     72,784,600
                                                                  -------------
Brazil - 8.90%
Brazil - Bearer, Series L, FRN, 5.000%, due
 04/15/09.......................................        3,800,000     1,824,000
Brazil - C PIK Bond, 8.000%, due 04/15/04.......       14,720,250     8,758,549
Brazil - DCB L, FRN, 6.750%, due 04/15/12.......       23,350,000    11,675,000
Brazil - EI, Series L, FRN, 6.688%, due
 04/15/06.......................................        2,880,000     1,850,400
Brazil - MYDFA, FRN, 6.250%, due 09/15/07.......       12,901,619     7,289,415
Brazil - New Money Bond, FRN, 6.750%, due
 04/15/09.......................................        3,250,000     1,775,312
Brazil - Series L, FRN, 5.000%, due 04/15/09....        4,700,000     2,256,000
                                                                  -------------
                                                                     35,428,676
                                                                  -------------
Bulgaria - 1.72%
Bulgaria - FLIRB, Series A, FRN, 2.250%, due
 07/28/12.......................................       12,000,000     6,840,000
                                                                  -------------
Cayman Islands - 4.29%
Cayman Islands - Sultan Ltd., FRN,
 7.842%, due 06/11/99...........................       18,000,000    17,100,000
                                                                  -------------
China - 1.90%
China - 7.300%, due 12/15/08....................        7,600,000     7,563,520
                                                                  -------------
Colombia - 8.69%
Colombia - 144A, 7.270%, due 06/15/03...........       31,200,000    26,208,000
Colombia - FRN, 12.243%, due 08/13/05...........        9,200,000     8,418,000
                                                                  -------------
                                                                     34,626,000
                                                                  -------------
Croatia - 5.26%
Croatia - Series A, FRN, 6.563%, due 07/31/10...       26,500,000    20,935,000
                                                                  -------------
Ecuador - 2.08%
Ecuador - Par, 3.500%, due 02/28/25.............       19,500,000     8,287,500
                                                                  -------------
Guatemala - 0.85%
Guatemala - 8.500%, due 08/03/07................        4,000,000     3,400,000
                                                                  -------------
Hong Kong - 0.64%
Hong Kong - Silver Grant International
 Industries,
 1.000%, due 08/19/04...........................        5,400,000     2,551,500
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                       Face
                                                      Amount          Value
                                                  --------------- -------------

Korea - 0.22%
Korea - Development Bank Global Bond, 8.090%,
 due 10/06/04...................................  $       900,000  $    893,250
                                                                  -------------
Mexico - 17.73%
Mexico - Bufete Industries, 11.375%, due
 07/15/99.......................................          900,000       738,000
Mexico - Conproca S.A., 144A, 12.000%, due
 06/16/10.......................................       14,060,000    13,075,800
Mexico - Fideicumiso Petacalco Trust, 144A,
 10.160%, due 12/23/09..........................        6,200,000     5,332,000
Mexico - Monterray Power S.A., 144A, 9.625%, due
 11/15/09.......................................       11,300,000     8,814,000
Mexico - Par Series W-B, 6.250%, due 12/31/19...       13,200,000    10,279,500
Mexico - Petro Mexicanos, 144A, 9.574%, due
 07/15/05.......................................       13,300,000    12,302,500
Mexico - Petro Mexicanos, 9.574%, due 07/15/05..       15,914,000    14,720,450
Mexico - United Mexican States, 6.571%, due
 06/27/02.......................................        5,900,000     5,332,125
                                                                  -------------
                                                                     70,594,375
                                                                  -------------
Morocco - 5.95%
Morocco - Loan Tranche A FRN, 6.813%, due
 01/01/09.......................................       30,000,000    23,700,000
                                                                  -------------
Netherlands - 0.75%
Netherlands - Cellco Finance, 144A, 15.000%, due
 08/01/05.......................................        3,500,000     3,010,000
                                                                  -------------
Russia - 8.14%
Russia - Interest Notes, Series US FRN, 5.969%,
 due 12/15/15...................................       53,529,046     5,787,828
Russia - 144A, 8.750%, due 07/24/05.............       46,800,000    10,998,000
Russia - 12.750%, due 06/24/28..................       52,050,000    15,615,000
                                                                  -------------
                                                                     32,400,828
                                                                  -------------
Tunisia - 1.91%
Banque Centrale de Tunisie, 8.250%, due
 09/19/27.......................................        9,500,000     7,600,000
                                                                  -------------
Venezuela - 6.75%
Venezuela - DCB Series DL, FRN, 6.813%, due
 12/18/07.......................................       26,357,055    16,703,784
Venezuela - Discount Bonds, Series B, FRN,
 5.875%, due 03/31/20...........................        3,000,000     1,830,000
Venezuela - Discount Bonds, Series W-A FRN,
 5.813%, due 03/31/20...........................        5,000,000     3,050,000
Venezuela - FLIRB Series B FRN, 6.750%, due
 03/31/07.......................................        2,630,940     1,636,116
Venezuela - Global, 9.250%, due 09/15/27........        6,000,000     3,660,000
Venezuela - Oil warrants........................           57,120            --
                                                                  -------------
                                                                     26,879,900
                                                                  -------------
                                                                    374,595,149
                                                                  -------------
Structured Note - 1.33%
U.S. Treasury Bill Linked Note
ING Bank, 144A, 0.000%, due 08/11/99 (b)........        5,000,000     5,300,000
                                                                  -------------
Total Bonds (Cost $421,002,189).................                    379,895,149
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

                                                      Shares          Value
                                                  --------------- -------------

Short-Term Investments - 2.58%
Investment Companies - 1.88%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund.....................................        7,480,362 $   7,480,362
                                                                  -------------
                                                       Face
                                                      Amount
                                                  ---------------

Treasury Obligations - 0.70%
U.S. Treasury Bill, due 02/25/99................       $2,800,000     2,782,609
                                                                  -------------
Total Short-Term Investments (Cost
 $10,261,454)...................................                     10,262,971
                                                                  -------------
Total Investments (Cost $431,263,643) - 97.97%
 (a)............................................                    390,158,120
Cash and other assets, less liabilities -
  2.03%.........................................                      8,079,524
                                                                  -------------
Net Assets - 100%...............................                  $ 398,237,644
                                                                  =============



               See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

December 31, 1998

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $431,263,643; and net unrealized depreciation consisted of:

         Gross unrealized appreciation............ $ 12,095,920
         Gross unrealized depreciation............  (53,201,443)
                                                   ------------
            Net unrealized depreciation........... $(41,105,523)
                                                   ============

(b) No stated interest rate
FLIRB:Front loaded interest reduction bond
FRN:Floating rate note--The rate disclosed is that in effect at December 31,
   1998
DCB:Debt conversion bond
PIK:Payments in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $88,080,300 or 22.12% of net assets.

FUTURES CONTRACTS

The Brinson Emerging Markets Debt Fund had the following open futures contracts as of December 31, 1998:

                                Settlement    Cost/      Current   Unrealized
                                   Date     Proceeds      Value    Gain (Loss)
                                ---------- ----------- ----------- -----------
  Interest Rate Futures Buy
   Contracts
  10 year U.S. Treasury Bonds,
   1,050 contracts............. March 1999 133,742,897 134,170,313  $ 427,416
  Interest Rate Futures Sell
   Contracts
  10 year U.S. Treasury Notes,
   342 contracts............... March 1999 $40,556,669 $40,751,438   (194,769)
                                                                    ---------
      Total....................                                     $ 232,647
                                                                    =========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1998 was $2,782,609.

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $423,783,281)......................  $382,677,758
  Affiliated issuers (Cost $7,480,362)..........................     7,480,362
 Foreign currency, at value (Cost $4,422).......................         4,236
 Receivables:
  Interest......................................................     8,277,710
                                                                 -------------
    TOTAL ASSETS................................................   398,440,066
                                                                 -------------
LIABILITIES:
 Payables:
  Variation margin..............................................       120,562
  Accrued expenses..............................................        81,860
                                                                 -------------
    TOTAL LIABILITIES...........................................       202,422
                                                                 -------------
NET ASSETS:
 Applicable to 22,718,250 shares; no par value, unlimited shares authorized....................................................  $398,237,644
                                                                 =============
 Net asset value and redemption price per share ($398,237,644 /
  22,718,250 shares)............................................  $    17.5294
                                                                 =============
 Maximum offering price per share (net assets value, plus 0.50%
  of net asset value or 0.50% of offering price)................  $    17.6175
                                                                 =============
NET ASSETS CONSIST OF:
 Paid in capital................................................  $331,207,910
 Accumulated net investment income..............................   103,782,646
 Accumulated net realized gain..................................     4,120,150
 Net unrealized depreciation....................................   (40,873,062)
                                                                 -------------
    NET ASSETS..................................................  $398,237,644
                                                                 =============

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
 Interest......................................................  $  54,210,823
                                                                --------------
    TOTAL INCOME...............................................     54,210,823
                                                                --------------
EXPENSES:
 Administration................................................        329,911
 Professional..................................................         87,151
 Custodian.....................................................         83,577
 Other.........................................................         10,190
                                                                --------------
    TOTAL EXPENSES.............................................        510,829
                                                                --------------
    NET INVESTMENT INCOME......................................     53,699,994
                                                                --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments..................................................    (54,191,545)
  Futures contracts............................................      2,983,630
  Foreign currency transactions................................       (745,060)
                                                                --------------
   Net realized loss...........................................    (51,952,975)
                                                                --------------
 Change in net unrealized appreciation or depreciation on:
  Investments..................................................    (57,912,319)
  Futures contracts............................................       (240,888)
  Translation of other assets and liabilities denominated in
   foreign currency............................................          8,630
                                                                --------------
   Change in net unrealized appreciation or depreciation.......    (58,144,577)
                                                                --------------
 Net realized and unrealized loss..............................   (110,097,552)
                                                                --------------
 Net decrease in net assets resulting from operations..........  $ (56,397,558)
                                                                ==============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                   Year              Year
                                                   Ended             Ended
                                             December 31, 1998 December 31, 1997
                                             ----------------- -----------------
OPERATIONS:
 Net investment income......................   $  53,699,994      $ 25,868,174
 Net realized gain (loss)...................     (51,952,975)       37,060,810
 Change in net unrealized appreciation or
  depreciation..............................     (58,144,577)      (12,971,139)
                                              --------------     -------------
 Net increase (decrease) in net assets
  resulting from operations.................     (56,397,558)       49,957,845
                                              --------------     -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold................................     180,024,224       222,421,261
 Shares redeemed............................    (153,474,069)      (66,864,627)
                                              --------------     -------------
 Net increase in net assets resulting from
  capital share transactions (a)............      26,550,155       155,556,634
                                              --------------     -------------
    TOTAL INCREASE (DECREASE) IN NET
     ASSETS.................................     (29,847,403)      205,514,479
                                              --------------     -------------
NET ASSETS:
 Beginning of year..........................     428,085,047       222,570,568
                                              --------------     -------------
 End of year (including accumulated net
  investment income of $103,782,646 and
  $50,082,652, respectively)................   $ 398,237,644      $428,085,047
                                              ==============     =============
(a) A summary of capital share transactions
 follows:
                                                  Shares            Shares
                                             ----------------- -----------------
  Shares sold...............................      10,283,200        11,490,582
  Shares redeemed...........................      (8,728,204)       (3,511,554)
                                              --------------     -------------
   Net increase in shares outstanding.......       1,554,996         7,979,028
                                              ==============     =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                     Year Ended December 31,        Period Ended
                                  --------------------------------- December 31,
                                    1998       1997         1996       1995*
                                  ---------  ---------    --------- ------------
Net asset value, beginning of
 period.........................   $20.2278   $16.8816     $11.6401   $10.0000
                                  ---------  ---------    ---------  ---------
Income (loss) from investment
 operations:
  Net investment income.........     2.2017     1.7757***    1.3882     0.4485
  Net realized and unrealized
   gain (loss)..................    (4.9001)    1.5705       3.8533     1.1916
                                  ---------  ---------    ---------  ---------
    Total income (loss) from
     investment operations......    (2.6984)    3.3462       5.2415     1.6401
                                  ---------  ---------    ---------  ---------
Net asset value, end of period..   $17.5294   $20.2278     $16.8816   $11.6401
                                  =========  =========    =========  =========
Total return (non-annualized)...   (13.34)%     19.82%       45.03%     16.40%
Ratios/Supplemental data
  Net assets, end of period (in
   000s)........................   $398,238   $428,085     $222,571   $119,654
  Ratio of expenses to average
   net assets...................      0.12%      0.13%        0.18%      0.50%**
  Ratio of net investment income
   to average net assets........     12.21%      9.83%       11.89%     12.95%**
  Portfolio turnover rate.......       122%       120%          71%        29%

*  The Fund commenced operations June 30, 1995.
** Annualized
*** The net investment income per share was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of eleven series representing separate portfolios of investments, each of which is non-diversified. The eleven series are: Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Post-Venture Fund, Brinson Non-U.S. Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Short/Intermediate Fixed Income Fund, Brinson U.S. Cash Management Prime Fund, Brinson High Yield Fund, Brinson Emerging Markets Debt Fund and Brinson Short Term Fund. (each a "Fund," and collectively the "Funds"). The following is a summary of significant accounting policies followed by the Funds (excluding Brinson Short Term Fund) in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of the Funds is includable in the income tax returns of the investors.

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


F. Partnership Allocations: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson Post-Venture Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the following funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund............................................ 0.05%
Brinson U.S. Equity Fund.................................................. 0.01
Brinson U.S. Large Capitalization Value Equity Fund....................... 0.01
Brinson Non-U.S. Equity Fund.............................................. 0.06
Brinson Emerging Markets Equity Fund...................................... 0.50
Brinson U.S. Short/Intermediate Fixed Income Fund......................... 0.01
Brinson U.S. Cash Management Prime Fund................................... 0.01
Brinson Emerging Markets Debt Fund........................................ 0.50

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund......................................... $15,735
Brinson U.S. Equity Fund...............................................   4,500
Brinson U.S. Large Capitalization Value Equity Fund....................   3,162
Brinson Post-Venture Fund..............................................   5,979
Brinson Non-U.S. Equity Fund...........................................   2,960
Brinson Emerging Markets Equity Fund...................................   6,134
Brinson U.S. Short/Intermediate Fixed Income Fund......................   --
Brinson U.S. Cash Management Prime Fund................................   2,536
Brinson High Yield Fund................................................   4,524
Brinson Emerging Markets Debt Fund.....................................   5,430

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represented 14.38% of the Fund's total net assets at December 31, 1998. Amounts relating to those investments at December 31, 1998 and for the year ended is summarized as follows:

                                                                   Change in
                                                          Net         Net
                                            Sales      Realized    Unrealized
Affiliates                  Purchases     Proceeds       Gain     Gain/(Loss)       Value
------------------------  ------------- ------------- ----------- ------------  -------------
Brinson Post-Venture
 Fund...................   $  1,949,866  $   --        $  --       $(1,537,715)  $ 28,787,545
Brinson High Yield
 Fund...................     15,500,682      --           --        (2,001,026)    45,383,630
Brinson Emerging Markets
 Equity Fund............      5,140,074      --           --       (12,521,591)    45,645,216
Brinson Emerging Markets
 Debt Fund..............     29,703,323     6,000,000   1,445,902   (9,075,359)    82,021,931
Brinson Supplementary
 Trust U.S. Cash
 Management Prime Fund..    524,364,768   484,040,103     --           --          40,324,665
                          ------------- ------------- ----------- ------------  -------------
                           $576,658,713  $490,040,103  $1,445,902  $25,135,691   $242,162,987
                          ============= ============= =========== ============  =============

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is an investment company managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1998 and for the year then ended are summarized as follows:

                                                                             % of
                                          Sales      Interest                Net
Fund                       Purchases     Proceeds     Income      Value     Assets
------------------------  ------------ ------------ ---------- ------------ ------
Brinson U.S. Equity
 Fund...................  $ 24,030,468 $ 20,660,396 $   92,211 $  3,370,072  1.88%
Brinson U.S. Large
 Capitalization Value
 Equity Fund............    16,219,857   15,055,453     32,413    1,164,404  1.04
Brinson Post-Venture
 Fund...................    67,782,979   41,405,204    651,964   26,377,775  6.60
Brinson Non-U.S. Equity
 Fund...................    23,123,942   22,161,975     36,335      961,967  1.27
Brinson Emerging Markets
 Equity Fund............   192,819,827  182,556,495  1,160,351   10,263,332  2.52
Brinson U.S.
 Short/Intermediate
 Fixed Income Fund......     8,527,379    8,074,183      2,117      453,196  1.82
Brinson U.S. Cash
 Management Prime Fund..   741,256,135  442,212,975  7,324,817  299,043,160 99.94
Brinson High Yield
 Fund...................   135,994,598  128,234,873    191,029    7,759,725  2.52
Brinson Emerging Markets
 Debt Fund..............   204,956,675  197,476,313    661,992    7,480,362  1.88

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


3. INVESTMENT TRANSACTIONS
Investment transactions for the year ended December 31, 1998, excluding short-term investments, were as follows:

                                               Purchases    Proceeds from Sales
                                             -------------- -------------------
Brinson Global Securities Fund.............  $1,413,173,916   $1,098,397,241
Brinson U.S. Equity Fund...................     156,859,501       61,673,950
Brinson U.S. Large Capitalization Value Eq-
 uity Fund.................................     143,846,161       36,798,405
Brinson Post-Venture Fund..................     178,717,956      155,335,993
Brinson Non-U.S. Equity Fund...............      91,690,285       21,078,573
Brinson Emerging Markets Equity Fund.......     489,754,973      397,492,616
Brinson U.S. Short/Intermediate Fixed In-
 come Fund.................................      21,148,270         --
Brinson High Yield Fund....................     396,391,164      223,393,894
Brinson Emerging Markets Debt Fund.........     606,609,773      477,676,348

4. EQUITY SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund enters into equity swap contracts. Equity swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In these swaps, the Fund agrees to receive the return on an emerging market equity index and pay a floating interest rate based on the notional amount of each contract.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset equity swap contracts, if any, are reflected as receivable or payable for equity swap contracts closed on the statement of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Fund is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At December 31, 1998, the Brinson Emerging Markets Equity Fund had open equity swap contracts with a limited number of international dealers, including the Fund's custodian. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of its open equity swap contracts.

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FORWARD FOREIGN CURRENCY CONTRACTS

The Brinson Global Securities Fund and the Brinson Non-U.S. Equity Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the year ended December 31, 1998 was the Fund's custodian, or an affiliate of the Fund's custodian.

6. FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7. SECURITY LENDING:
The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in short-term securities.

The value of loaned securities and related collateral outstanding at December 31, 1998, are as follows:

                                                                       Cash
                                                   Value of Loaned Collateral-
                                                     Securities      Received
                                                   --------------- ------------
Brinson Global Securities Fund....................  $314,043,835   $327,023,452
                                                    ============   ============

8. TRANSACTION CHARGES
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated

 BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund were $3,745,133 and $5,541,127 and $900,123 and $1,094,422, respectively, for the years ended December 31, 1998 and 1997, respectively, and are included in shares sold on the statements of changes in net assets.

This Report is submitted for the general information of the shareholders of the
  Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.

 BRINSON RELATIONSHIP FUNDS -- REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of
Brinson Relationship Funds--
 Brinson Global Securities Fund
 Brinson U.S. Equity Fund
 Brinson U.S. Large Capitalization Value Equity Fund
 Brinson Post-Venture Fund
 Brinson Non-U.S. Equity Fund
 Brinson Emerging Markets Equity Fund
 Brinson U.S. Short/Intermediate Fixed Income Fund
 Brinson U.S. Cash Management Prime Fund
 Brinson High Yield Fund
 Brinson Emerging Markets Debt Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Brinson Relationship Funds-- Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Post-Venture Fund, Brinson Non-U.S. Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Short/Intermediate Fixed Income Fund, Brinson U.S. Cash Management Prime Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund as of December 31, 1998, the related statements of operations, cash flows (Brinson Global Securities Fund only), and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Brinson Relationship Funds--Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Post-Venture Fund, Brinson Non-U.S. Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Short/Intermediate Fixed Income Fund, Brinson U.S. Cash Management Prime Fund, Brinson High Yield Fund and Brinson Emerging Markets Debt Fund at December 31, 1998, the results of their operations, cash flows (Brinson Global Securities Fund only), changes in their net assets and the financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Chicago, Illinois
February 12, 1999